                                  ANNUAL REPORT

SELIGMAN
PORTFOLIOS,
INC.

December 31, 1999

                                             SELIGMAN
                                             PORTFOLIOS,
                                             INC.

                                                               February 7, 2000
Dear Contract Owner:

   J. & W. Seligman & Co. Incorporated, Manager of Seligman Portfolios, Inc., is pleased to provide the enclosed audited financial statements and accompanying information for the fiscal year ended December 31, 1999. Performance and portfolio commentary are also provided for each of the Portfolios.

   The 20th century ended on an extraordinarily optimistic note for the US stock markets, with all major indices -- the Dow Jones Industrial Average, the S&P 500, and the NASDAQ -- at record highs. The broad-based S&P 500 had achieved a fifth consecutive year of greater than 20% returns -- a record-breaking run. Supporting these impressive markets was the US economic expansion -- now the longest in US history. Throughout 1999, unemployment stood at a near 30-year low, inflation remained tame, and consumer confidence soared. In addition, the global economy rebounded strongly.

   By year-end, the US and global economies were stronger than perhaps anyone had anticipated at the start of the year. Throughout 1999, the US economy showed no signs of slowing, triggering concerns regarding inflation. In response, the Federal Reserve Board has now increased the federal funds rate four times, leaving this key rate 100 basis points higher than it had been at year-end 1998. The Federal Reserve Board's skillful watch over the economy, both in its response to the worldwide crisis of 1998 and its vigilance regarding inflation in 1999, has been a key contributor to the long-term health of this remarkable economy.

   While 1999 will certainly be remembered as a positive year for equity investors, it was also a year of sharp contrasts. Despite stellar performances by the popular indices, the market was extraordinarily narrow. Just over half the stocks in the S&P 500 had positive returns. The outsized returns of a few stocks also skewed the indices. Just seven stocks were responsible for half of the S&P 500's return; five of these were technology companies, with four of those delivering astounding triple-digit returns. Large-cap growth and technology companies continued to dominate, while value stocks lagged considerably. However, the market did show signs of a broadening trend, which we believe will continue; 1999 was the first year since 1994 that small- and mid-cap stocks delivered returns approaching those of large-caps.

   The markets also experienced a dramatic divergence between stocks and bonds. The bond markets experienced one of the worst years on record, and 30-year US government bond yields soared from 5.08% at the beginning of the year to 6.48% by the end of the year. Unfazed, the stock market hit several new highs. We believe this sharp divergence cannot continue; our view is that interest rates will stabilize and equity price increases will be more modest.

   The past fiscal year was also characterized by significant divergence in the performances of international stock markets. Although the economic background was positive, increases in both short- and long-term interest rates around the world placed a drag on stock market performance. In general, markets in Europe rose modestly in US dollar terms, while stock markets in Asia -- including Japan -- rose sharply as evidence mounted that the regional economic recovery was sustainable.

   Thank you for your continued support of Seligman Portfolios, Inc. We look forward to continuing to serve your investment needs in the year 2000.

                                             Respectfully,

                                             /s/ William Morris
                                             William C. Morris
                                             Chairman
                                             J. & W. Seligman & Co. Incorporated

                            Seligman Portfolios, Inc.

Portfolio Overview

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1999

                                      Principal Amount
                                          or Shares
                                     -------------------
                                                Holdings
Additions                            Increase   12/31/99
---------                            --------   --------
SELIGMAN BOND PORTFOLIO
Mortgage-Backed Securities
FNMA 6 1/2%, 4/29/2009.............  $160,000   $160,000
FHLMC GOLD 6%, 11/1/2010...........    80,329     80,329

Corporate Bonds
Allstate 7.20%, 12/1/2009..........    75,000     75,000
American Home Products 7.90%,
  2/15/2005........................    75,000     75,000
Bank of New York 7.30%, 12/1/2009..    75,000     75,000
Delta Air Lines 7.70%, 12/15/2005..    75,000     75,000
Lyondell Chemicals 9 5/8%,
  5/1/2007.........................   100,000    100,000

Asset-Backed Securities
PP&L Transition 6.83%, 3/25/2007...    75,000     75,000
US West Communications 7.20%,
  11/1/2004........................    75,000     75,000
Wal-Mart Stores 6.55%, 8/10/2004...    85,000     85,000

                                       Principal Amount
                                           or Shares
                                     --------------------
                                                 Holdings
Reductions                           Decrease    12/31/99
----------                           --------    --------
US Government and Government
Agency
US Treasury Bonds:
  8 3/4%, 5/15/2020................  $200,000   $300,000
  7 1/4%, 8/15/2022................   300,000    200,000
US Treasury Notes
  6 1/4%, 10/31/2001...............   200,000         --

Mortgage-Backed Securities
FNMA 5.795%, 1/1/2009..............   149,321         --

Corporate Bonds
Boston Scientific 6 5/8%,
  3/15/2005........................    75,000    100,000
Chrysler Financial 6.09%,
  4/6/2001.........................   200,000         --
Enron Oil & Gas 6%, 12/15/2008.....   100,000         --
Equifax 6.30%, 7/1/2005............   100,000         --
National City 6 7/8%, 5/15/2019....   100,000         --
Sprint Capital 6 1/8%, 11/15/2008..   200,000         --

SELIGMAN CAPITAL PORTFOLIO
Common Stocks
Avery Dennison.....................     7,300 shs. 7,300 shs.
BMC Software.......................     5,500      5,500
Cadence Design Systems.............    31,200     31,200
Concord............................    16,500     16,500
Limited............................    13,400     13,400
Nucor..............................     8,200      8,200
Quintiles Transnational............    11,000     11,000
Reader's Digest Association........    10,600     10,600
Royal Caribbean Cruises............     8,600      8,600
Symbol Technologies................    10,300     12,100

Common Stocks
Anadarko Petroleum.................    13,500 shs.    --
Apollo Group (Class A).............    19,400         --
Applied Power (Class A)............    14,600         --
Comdisco...........................    22,300         --
General Instrument.................    10,600         --
Infinity Broadcasting (Class A)....    23,000         --
Molex..............................    12,000      5,700 shs.
Sealed Air.........................     9,200         --
Snyder Communications..............    20,100         --
Williams-Sonoma....................    11,800      4,500

SELIGMAN COMMON STOCK PORTFOLIO
Common Stocks
Agilent Technologies...............     7,000      7,000
Bank of America....................     6,234     18,339
Clorox.............................     6,300     13,600 (1)
Gillette...........................    13,300     13,300
Merrill Lynch......................     6,700      6,700
Nortel Networks....................     5,100      5,100
Pitney Bowes.......................     9,000      9,000
Procter & Gamble...................     1,900      7,200
Raytheon (Class B).................     7,200     15,100
Williams Companies.................     7,300     26,900

Common Stocks
Bristol-Myers Squibb...............     7,800      8,200
Citigroup..........................    10,307     17,500
DQE................................    12,700         --
Fort James.........................    14,300         --
General Electric...................     4,400     12,100
Honeywell International(2).........     7,000      7,300
Microsoft..........................     3,300     18,800
Pharmacia & Upjohn.................    10,000         --
Sonat..............................    20,700         --
Washington Mutual..................    17,296         --

--------------------
See footnotes on page P-9.

                                    -- P-1 --

                            Seligman Portfolios, Inc.

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1999

                                            Shares
                                     -------------------
                                                Holdings
Additions                            Increase   12/31/99
---------                            --------   --------
SELIGMAN COMMUNICATIONS
AND INFORMATION PORTFOLIO
Common Stocks
AMFM(3).............................   24,800    122,500
Charter Communications..............   91,800     91,800
Compuware...........................   58,000    106,600
Intel...............................   40,300     40,300
Micron Technology...................   40,100     40,100
Microsoft...........................   25,400     66,900
Rational Software...................   50,900     50,900
Sungard Data Systems................   76,900     97,600
Synopsys............................   29,000     96,400
Xircom..............................   35,100     35,100

                                             Shares
                                     ---------------------
                                                  Holdings
Reductions                           Decrease     12/31/99
----------                           --------     --------
Common Stocks
ASM Lithography.....................   25,100         --
BMC Software........................   20,100     15,300
Check Point Software
  Technologies......................   31,400     37,800
Clear Channel Communications........   31,400      9,200
Comdisco............................   47,200     26,700
Electronic Arts.....................   36,500     10,100
KLA-Tencor..........................   32,200     12,100
MediaOne Group......................   23,500     45,400
Solectron (15)......................   87,500         --
Tellabs.............................   20,600         --

SELIGMAN FRONTIER PORTFOLIO
Common Stocks
Apex(4).............................   10,700     10,700
CBT Group (ADRs)....................    7,100      7,100
CSG Systems International...........   10,100     10,100
Engage Technologies.................    6,600      6,600
Hadco...............................    3,800      3,800
Inet Technologies...................    3,100      3,100
NOVA................................    9,700     23,033
Pegasus Communications..............    3,300      3,300
US Foodservice......................    7,900     33,100 (5)
Xpedior.............................    7,300      7,300

Common Stocks
Analog Devices......................    9,100         --
ANTEC...............................   15,200         --
AVX.................................   16,000      9,700
Burr-Brown..........................   17,000     24,075 (6)
Calpine.............................   10,200         --
KLA-Tencor..........................    5,000         --
Microchip Technology................    8,300      5,600
Novellus Systems....................    4,800         --
PMC-Sierra..........................    4,400      1,400
Sanmina.............................    5,900         --

SELIGMAN GLOBAL
GROWTH PORTFOLIO
Common Stocks
America Online .....................      800      2,800 (8)
BMC Software........................    2,700      2,700
Cintas..............................    2,100      3,700
Coca-Cola...........................    1,200      1,200
Compuware...........................    6,000      6,000
Corning.............................    1,800      1,800
MCI Worldcom........................    1,400      3,150 (7)
Meitec..............................    2,300      2,300
Numico..............................    2,650      2,650
Touei Housing.......................    2,000      2,000

Common Stocks
Alza................................    3,200         --
AT&T................................    3,150         --
Honeywell International (2).........    2,300         --
Kadokawa Shoten Publishing..........      400         --
Merck...............................    1,400         --
NTT Mobile Communications...........        7          3
Nuevo Grupo Iusacell (9)............    6,000         --
Phillip Morris......................    3,200         --
Sidel...............................      765         --
Valeo...............................    1,430         --

--------------------
See footnotes on page P-9

                                    -- P-2 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
SELIGMAN GLOBAL
GROWTH PORTFOLIO

DIVERSIFICATION OF NET ASSETS*


December 31, 1999                                                                                 Percent of Net Assets
                                                                                                        December 31,
                                                                                                  -----------------------
                                                             Issues        Cost          Value       1999         1998
                                                             ------     ----------    ----------  ---------     ---------
Common Stocks
Aerospace ................................................     --              --            --        --         0.6
Automotive and Related ...................................      1      $   78,503   $   116,971       1.0         3.2
Business Goods and Services ..............................      6         571,412       878,581       7.4         9.1
Capital Goods ............................................     --              --            --        --         0.5
Commercial Services ......................................      2         125,154       161,850       1.4         0.2
Communications Services ..................................      1          48,300        60,375       0.5          --
Computer and Technology Related ..........................     13       1,085,207     2,247,568      18.9         6.2
Construction and Property ................................      2         121,115       119,784       1.0         2.1
Consumer Goods and Services ..............................      7         437,523       619,051       5.2         8.6
Consumer Staples .........................................      1          71,910        69,900       0.6          --
Diversified ..............................................      4         363,765       646,909       5.4         3.3
Drugs and Health Care ....................................      7         556,374       642,775       5.4        11.6
Electric and Gas Utilities ...............................      1          98,349       186,875       1.6         1.7
Electronics ..............................................      3         200,132       482,934       4.1         4.3
Electronics Capital Equipment ............................      1          32,385       202,252       1.7         1.0
Entertainment and Leisure ................................      6         387,146       437,273       3.7         4.9
Financial Services .......................................     11         659,626     1,027,916       8.6         7.2
Industrial Goods and Services ............................      2         134,260        98,877       0.8         1.0
Manufacturing and Industrial Equipment ...................      2         122,518        75,530       0.6         1.1
Media ....................................................      1         136,588       262,144       2.2         2.0
Resources ................................................      1         125,181       132,825       1.1         0.6
Restaurants ..............................................      1         100,508        94,303       0.8         1.2
Retailing ................................................      6         447,138       411,870       3.5         7.5
Support Services .........................................      1          28,746        17,933       0.2         0.2
Telecommunications .......................................     17         990,960     2,450,386      20.6        11.4
Tobacco ..................................................      1         104,447        92,992       0.8         3.3
Transportation ...........................................      1         119,418       145,241       1.2         1.2
                                                               --      ----------   -----------     -----       -----
                                                               99       7,146,665    11,683,115      98.3        94.0
Other Assets Less Liabilities ............................     --         205,638       205,638       1.7         6.0
                                                               --      ----------   -----------     -----       -----
Net Assets ...............................................     99      $7,352,303   $11,888,753     100.0       100.0
                                                               ==      ==========   ===========     =====       =====


SELIGMAN GLOBAL
SMALLER COMPANIES PORTFOLIO

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1999

                                            Shares
                                      -------------------
                                                 Holdings
Additions                             Increase   12/31/99
---------                             --------   --------
Common Stocks
Apex (4) ...........................   2,200        2,700
Clarica Life Insurance .............   4,500        4,500
CSG Systems International ..........   2,900        2,900
Engage Technologies ................   2,200        2,200
Kamps ..............................   1,264        1,264
Mandator ...........................  16,311       16,311
MemberWorks ........................   2,000        4,800
NOVA ...............................   2,400        6,218
Tecis Holding ......................     710        2,340 (10)
Xpedior ............................   2,200        2,200

                                            Shares
                                      -------------------
                                                 Holdings
Reductions                           Decrease    12/31/99
-----------                          --------    --------
Common Stocks
ANTEC ..............................   3,900           --
AVX ................................   4,800        2,900
Burr-Brown .........................   4,100        6,750 (11)
Calpine ............................   2,500           --
Capital Radio ......................  20,500           --
CMG ................................   8,500           --
Cobham .............................   8,950           --
Fujitsu Business Systems ...........   2,500           --
Green Property ..................... 110,000           --
Sankyo .............................   2,600           --

---------------------
See footnotes on page P-9.

                                    -- P-3 --

                            Seligman Portfolios, Inc.

SELIGMAN GLOBAL
SMALLER COMPANIES PORTFOLIO

DIVERSIFICATION OF NET ASSETS*

December 31, 1999                                                                                   Percent of Net Assets
                                                                                                        December 31,
                                                                                                    --------------------
                                                             Issues        Cost          Value       1999         1998
                                                             ------     ----------    ----------    -------     ---------
Common and Preferred Stocks
Advertising ..............................................      1     $    24,853   $    60,727       0.3         1.2
Automotive Parts Manufacturing ...........................      4         200,365       272,790       1.4         1.5
Building Materials .......................................     --              --            --        --         0.7
Business Services ........................................     18       1,367,257     1,771,639       9.0        11.6
Cable Systems and Satellite Video ........................      1          55,313        87,188       0.4          --
Capital Goods ............................................      3         139,848       109,762       0.6         1.8
Chemicals ................................................      3         238,361       209,194       1.1         1.1
Communications Infrastructure ............................      1          34,835        26,187       0.1          --
Computer Software ........................................     26       1,279,840     2,916,415      14.9         5.3
Construction and Property ................................     10         749,418       738,695       3.8         6.0
Consulting Services ......................................      2          54,880        89,469       0.5          --
Consumer Goods and Services ..............................     18       1,093,765     1,254,804       6.4         8.8
Contract Manufacturing/Circuit Boards ....................      1          52,017        56,100       0.3          --
Distribution .............................................      1          48,470        36,622       0.2         0.5
Drugs and Health Care ....................................     17       1,040,449       924,360       4.7         7.9
Electric Utilities .......................................      1          22,483        25,230       0.1         1.9
Electrical Distribution ..................................      1          47,169       129,772       0.7         0.3
Electronics ..............................................     17         445,060     1,004,651       5.1         2.9
Energy ...................................................      4         178,955       198,635       1.0         0.7
Financial Services .......................................     15         702,475       786,292       4.0         2.9
Industrial Goods and Services ............................      3         269,182       475,248       2.4         3.3
Leisure and Hotels .......................................      3         124,989       169,627       0.9         2.3
Manufacturing ............................................     18         993,431     1,222,811       6.2         5.7
Media ....................................................     10         716,837     1,412,938       7.2         7.1
Medical Products and Technology ..........................     11         341,903       392,818       2.0         3.6
Metals ...................................................      1          43,380        40,708       0.2         0.3
Paper and Printing .......................................      4         192,985       151,525       0.8         0.3
Resources ................................................      2          76,007        69,880       0.4         0.3
Restaurants ..............................................      3         173,709       296,112       1.5         1.5
Retailing ................................................     14         915,321       888,980       4.5         5.6
Schools ..................................................      3         234,106       173,625       0.9         0.1
Support Services .........................................      1          29,048        50,231       0.3         2.2
Technology ...............................................     15         816,708     1,380,799       7.1         5.6
Telecommunications .......................................     13         681,491     1,056,355       5.4         2.2
Transportation ...........................................      9         416,909       578,808       3.0         2.4
Veterinary Products ......................................      1         112,069       139,610       0.7         1.0
Miscellaneous ............................................      1          24,550        26,987       0.1         0.1
                                                              ---     -----------   -----------     -----       -----
                                                              256      13,938,438    19,225,594      98.2        98.7
Other Assets Less Liabilities ............................     --         343,052       343,052       1.8         1.3
                                                              ---     -----------   -----------     -----       -----
Net Assets ...............................................    256     $14,281,490   $19,568,646     100.0       100.0
                                                              ===     ===========   ===========     =====       =====

---------------------
See footnotes on page P-9.

                                    -- P-4 --

                            Seligman Portfolios, Inc.


SELIGMAN GLOBAL
TECHNOLOGY PORTFOLIO

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1999

                                            Shares
                                      --------------------
                                                  Holdings
Additions                             Increase    12/31/99
---------                             --------    --------
Common Stocks
Adaptec ............................   4,300        5,700
Advantest ..........................   2,000        2,000
Compuware ..........................   8,500       11,400
Microsoft ..........................   2,100        4,600
Novellus Systems ...................   2,900        4,000
Rohm ...............................   1,000        1,000
Sony ...............................   2,000        2,000
Symantec ...........................   5,700        5,700
TDK ................................   2,000        2,000
Vodafone ...........................  35,000       35,000

                                            Shares
                                      --------------------
                                                  Holdings
Reductions                            Decrease    12/31/99
----------                            --------    --------
Common Stocks
ASM Lithography ....................   1,400        2,600
Comdisco ...........................   2,700           --
Invensys ...........................  26,000           --
KLA-Tencor .........................   2,200           --
Merkantildata ......................   9,000           --
Misys ..............................  18,900           --
NEC ................................   5,000           --
Rhone Poulenc ......................   1,200           --
SBS Broadcasting ...................   1,600           --
Solectron (15) .....................   3,600           --

DIVERSIFICATION OF NET ASSETS*

December 31, 1999                                                                                   Percent of Net Assets
                                                                                                        December 31,
                                                                                                    --------------------
                                                             Issues        Cost          Value       1999         1998
                                                             ------     ----------    ----------    -------     ---------
Common Stocks
Cable Systems and Satellite Video ........................      1     $    54,805   $    96,115       0.4          --
Communications Infrastructure ............................      1         260,345       316,349       1.4          --
Computer and Business Services ...........................     24       1,096,887     1,776,827       8.1        11.2
Computer Hardware/Peripherals ............................      6         935,968     1,244,615       5.6        12.0
Computer Software ........................................      5       2,684,354     4,721,991      21.4        22.7
Contract Manufacturing/Circuit Boards ....................      6         455,407       683,815       3.1         3.3
Distributors .............................................     --              --            --        --         0.8
Electronics ..............................................      4       1,634,514     3,441,361      15.6        11.7
Electronics Capital Equipment ............................     14       1,509,007     2,903,357      13.2         4.3
Machinery and Equipment ..................................     11          73,142       205,872       0.9         2.4
Manufacturing ............................................      1         216,546       173,780       0.8          --
Media ....................................................      2         192,506       185,375       0.8         2.7
Medical Products and Technology ..........................      2          59,312        74,822       0.3         4.2
Networking/Communications Infrastructure .................     --              --            --        --         4.0
Semiconductors ...........................................      1       1,915,149     3,416,570      15.5         5.4
Telecommunications .......................................     14       1,394,332     2,362,885      10.7         8.3
Miscellaneous ............................................     --              --            --        --         0.6
                                                               --     -----------   -----------     -----       -----
                                                               92      12,482,274    21,603,734      97.8        93.6
Other Assets Less Liabilities ............................     --         483,613       483,613       2.2         6.4
                                                               --     -----------   -----------     -----       -----
Net Assets ...............................................     92     $12,965,887   $22,087,347     100.0       100.0
                                                               ==     ===========   ===========     =====       =====

------------------
See footnotes on page P-9.

                                    -- P-5 --

                            Seligman Portfolios, Inc.

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1999

                                           Principal Amount
                                               or Shares
                                        ---------------------
                                                   Holdings
Additions                               Increase     12/31/99
---------                               --------     --------
SELIGMAN HIGH-YIELD BOND PORTFOLIO
Corporate Bonds
Abraxas Petroleum 11 1/2%,
  11/1/2004 ..........................  $105,000     $105,000
Allied Waste North America 10%,
  8/1/2009 ...........................   375,000      375,000
Exodus Communications 11 1/4%,
  7/1/2008 ...........................   140,000      260,000
Global Crossing Holdings 9 1/2%,
  11/15/2009 .........................   300,000      300,000
Globenet Communications 13%,
  7/15/2007 ..........................   200,000      200,000
Hadco 9 1/2%, 6/15/2008 ..............   155,000      160,000
TDL Infomedia Holdings 0%
  (15 1/2%), 10/15/2010 ..............   600,000      600,000
Trump Atlantic City Funding
  11 1/4%, 5/1/2006 ..................   280,000      580,000
World Access 13 1/4%,
  1/15/2008 ..........................   285,000      285,000
Worldwide Fiber 12%,
  8/1/2009 ...........................   350,000      350,000

                                          Principal Amount
                                              or Shares
                                         --------------------
                                                     Holdings
Reductions                               Decrease    12/31/99
----------                               --------    --------
Corporate Bonds
Abraxas Petroleum 11 1/2%,
  11/1/2004 ..........................  $150,000           --
Alliance Imaging 9 5/8%,
  12/15/2005 .........................   170,000           --
Ameriserv Food Distributors
  10 1/8%, 7/15/2007 .................   340,000           --
Facilicom International 10 1/2%,
  1/15/2008 ..........................   285,000           --
Rogers Cablesystems 11%,
  12/1/2015 ..........................   100,000     $135,000
SFX Broadcasting 10 3/4%,
  5/15/2006 ..........................   135,000           --
Unisys 11 3/4%, 10/15/2004 ...........   175,000           --
Viasystems 9 3/4%, 6/1/2007 ..........   140,000      450,000

Common Stocks
AMFM (3) .............................     2,210 shs.   3,500 shs.
Price Communications .................     8,466       11,000 (13)

SELIGMAN INCOME PORTFOLIO
Common Stocks
Bank of America ......................     1,403 shs.   2,421 shs.
General Electric .....................     1,300        1,300
International Business Machines ......       600        1,000
Merck ................................     1,200        1,200
Microsoft ............................     1,600        2,600
Pepsico ..............................     2,300        2,300
Raytheon (Class B) ...................     1,800        1,800
United Technologies ..................     2,700        2,700

Corporate Bonds
Lyondell Chemical 9 5/8%,
  5/1/2007 ...........................  $100,000     $100,000
US Government Agency
Securities
Federal National Mortgage
  Association 6%,
   11/1/2010 .........................    91,805       91,805

Common Stocks
Bristol-Myers Squibb .................     3,000 shs.   1,000 shs.
GATX .................................     4,800           --
GTE ..................................     2,400        1,300
Lincoln National .....................     3,000           --
Sonat ................................     4,700           --
Unocal ...............................     5,100           --
Washington Mutual ....................     4,536           --

Corporate Bonds
Associated Corp. of North
  America 5 3/4%, 11/1/2003 ..........  $150,000     $100,000
US Government and
Government Agency Securities
Federal National Mortgage
  Association 5.795%,
  1/1/2009 ...........................   199,094           --
US Treasury Notes 6 1/2%,
  5/15/2005 ..........................   500,000           --

-----------------
See footnotes on page P-9.

                                    -- P-6 --

                            Seligman Portfolios, Inc.

SELIGMAN INTERNATIONAL
GROWTH PORTFOLIO

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1999

                                                Shares
                                        ----------------------
                                                     Holdings
Additions                               Increase     12/31/99
---------                               --------     ---------
Common Stocks
ACOM .................................     1,200        1,200
Asahi Bank ...........................    19,000       19,000
Unicredito Italiano ..................    23,208       23,208
Glaxo Wellcome .......................     5,000        5,000
Oracle ...............................       300          300
Oriental Land ........................     1,600        1,600
Rinnai ...............................     5,000        5,000
Thyssen Krupp ........................     4,430        4,430
Toshiba ..............................    16,000       16,000
Veba .................................     1,884        1,884

                                                Shares
                                        ----------------------
                                                     Holdings
Reductions                              Decrease     12/31/99
----------                              --------     ---------
Common Stocks
Benckiser ............................     1,785           --
DaimlerChrysler ......................     1,443           --
Matav-(ADRs) .........................     7,700           --
Nordbanken Holding ...................    17,805           --
Stmicroelectronics ...................       863          661 (12)
Suez Lyonnaise des Eaux ..............       761           --
Takefuji .............................       600           --
TDK ..................................     1,000           --
Tesco ................................    49,500           --
WPP Group ............................     7,500       12,500

DIVERSIFICATION OF NET ASSETS*

December 31, 1999                                                                                   Percent of Net Assets
                                                                                                        December 31,
                                                                                                    --------------------
                                                             Issues        Cost          Value       1999         1998
                                                             ------     ----------    ----------    -------     ---------
Common Stocks
Automotive and Related ...................................      3      $  228,887   $   196,726       1.9         2.1
Banking ..................................................     12       1,016,495     1,245,557      12.1        12.6
Business Services ........................................      4         324,885       595,617       5.8         0.5
Chemical .................................................      5         246,053       286,417       2.8         2.2
Construction and Property ................................     --              --            --        --         4.6
Consumer Products ........................................      7         535,854       602,976       5.9         6.5
Drugs and Health Care ....................................      3         346,210       371,055       3.6          --
Electronics ..............................................      6         344,981       561,516       5.5         1.7
Entertainment and Leisure ................................      3         259,351       418,956       4.1         1.9
Financial Services .......................................      6         543,002       549,832       5.4         2.7
Health and Household .....................................      5         495,018       500,830       4.9         6.9
Industrial Goods and Services ............................      5         349,041       625,079       6.1         6.2
Insurance ................................................      4         303,663       454,271       4.4         8.2
Manufacturing ............................................      5         437,857       534,334       5.2         3.4
Media ....................................................      2         116,300       326,289       3.2         1.2
Metals ...................................................      2          94,763       103,099       1.0         0.1
Publishing ...............................................      2         175,103       205,100       2.0          --
Resources ................................................      4         407,205       519,117       5.1         7.0
Retail ...................................................      2         134,776       125,217       1.2         8.5
Telecommunications .......................................     13         772,785     1,438,943      14.0        12.4
Tobacco ..................................................      1          56,273        50,424       0.5         1.4
Transportation ...........................................      1          52,036        82,119       0.8         3.1
Utilities ................................................      2         212,111       180,290       1.8         4.5
Miscellaneous ............................................     --              --          --          --         0.2
                                                              ---      ----------   -----------     -----       -----
                                                               97       7,452,649     9,973,764      97.3        97.9
Other Assets Less Liabilities ............................     --         274,725       274,725       2.7         2.1
                                                              ---      ----------   -----------     -----       -----
Net Assets ...............................................     97      $7,727,374   $10,248,489     100.0       100.0
                                                              ===      ==========   ===========     =====       =====

----------------------
See footnotes on page P-9.

                                    -- P-7 --

                            Seligman Portfolios, Inc.

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1999

                                            Shares
                                      --------------------
                                                  Holdings
Additions                             Increase    12/31/99
---------                             --------    --------
SELIGMAN LARGE-CAP
GROWTH PORTFOLIO
Common Stocks
Carnival ...........................   1,100        1,100
Coca-Cola ..........................   1,750        2,350
Computer Associates
  International ....................   1,100        1,100
Corning ............................     700          700
General Electric ...................     400        1,050
Lily (Eli) .........................     700          700
Lucent Technologies ................   1,000        1,000
MCI WorldCom .......................     900        2,325 (14)
Microsoft ..........................     800        1,800
Motorola ...........................     400          650

                                             Shares
                                      --------------------
                                                  Holdings
Reductions                            Decrease    12/31/99
----------                            --------    --------
Common Stocks
AT&T ...............................   1,050          --
Bristol-Myers Squibb ...............     450          --
Cendant ............................   1,800          --
Honeywell International (2) ........     650         550 (2)
Lowe's .............................     500          --
Merck ..............................     400         500
Philip Morris ......................   1,600          --
Raytheon (Class A) .................     850          --
Time Warner ........................     500         350
Warner-Lambert .....................     650          --

SELIGMAN LARGE-CAP VALUE PORTFOLIO
Common Stocks
Allstate ...........................   7,000       7,000
American Home Products .............   1,900       1,900
Bank of America ....................   1,000       3,205
Dial ...............................   2,000       7,400
Dow Chemical .......................   1,000       1,000
El Paso Energy .....................   1,900       1,900
Goodrich (B.F) .....................   2,000       7,000
Humana .............................   6,000      20,000
Safeway ............................   6,000       6,000
United Technologies ................   1,000       3,000

Common Stocks
Bristol-Myers Squibb ...............   1,000       2,200
Champion International .............   1,200       3,700
General Electric ...................   1,500          --
General Motors .....................     500       2,500
Raychem ............................   6,450          --
Sears, Roebuck .....................   4,000          --
Summit Bancorp .....................   1,000       6,000
Tandy ..............................   2,000       3,000
United Healthcare ..................     500       3,000
Xerox ..............................   2,400          --

-------------------
See footnotes on page P-9.
                                    -- P-8 --

                            Seligman Portfolios, Inc.

LARGEST PORTFOLIO CHANGES
During the Six Months Ended December 31, 1999

                                            Shares
                                      --------------------
                                                  Holdings
Additions                             Increase    12/31/99
---------                             --------    --------
SELIGMAN SMALL-CAP VALUE
PORTFOLIO
Common Stocks
Abercrombie & Fitch (Class A) ......    2,000       4,000
AK Steel Holding ...................    6,000       6,000
American National Can Group.........    8,000       8,000
Apria Healthcare Group..............    8,000       8,000
Complete Business Solutions.........    6,000       6,000
Harman International Industries.....      500       3,000
Midcoast Energy Resources...........    5,000       5,000
Omnicare............................   15,000      15,000
Urban Outfitters ...................    2,000       6,500
Valero Energy.......................    7,000       7,000

                                            Shares
                                      --------------------
                                                  Holdings
Reductions                            Decrease    12/31/99
----------                            --------    --------
Common Stocks
BMC Industries .....................   12,800         --
Chirex..............................    4,400         --
Dexter..............................    3,750         --
Furon...............................    8,000         --
Giant Cement Holding ...............    6,000         --
Liberty Financial...................    1,000      5,000
Marine Drilling.....................    1,800      7,000
Merrill ............................    8,500         --
True North Communications...........    1,000      3,500
Windmere-Durable Holdings...........    3,500     10,000

-------------
Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities.

 * "Diversification of Net Assets" is included for the Seligman International Portfolios because their portfolio holdings are listed by country rather than by industry in the "Portfolios of Investments."
    (1)  Includes 7,300 shares received as a result of a 2-for-1 stock split.
    (2) Formerly AlliedSignal.
    (3) Formerly Chancellor Media.
    (4) Formerly Apex PC Solutions.
    (5) Includes 14,400 shares received as a result of a 2-for-1 stock split.
    (6) Includes 8,025 shares received as a result of a 3-for-2 stock split.
    (7) Includes 1,050 shares received as a result of a 3-for-2 stock split.
    (8) Includes 1,400 shares received as a result of a 2-for-1 stock split.
    (9) Formerly Grupo Iusacell.
   (10) Includes 1,560 shares received as a result of a 3-for-1 stock split.
   (11) Includes 2,250 shares received as a result of a 3-for-2 stock split.
   (12) Includes 121 shares received as a result of a 2-for-1 stock split.
   (13) Includes 927 shares received as a result of a stock dividend.
   (14) Includes 775 shares received as a result of a 2-for-1 stock split.
   (15) Formerly SMART Modular Technologies.

                                    -- P-9 --

                            Seligman Portfolios, Inc.

Annual Performance Overview

   The following charts compare a $10,000 hypothetical investment made in each of Portfolios of Seligman Portfolios, Inc. (with the exception of Seligman Cash Management Portfolio), for the 10-year period ended December 31, 1999, or since inception through December 31, 1999, if less than 10 years, to a $10,000 hypothetical investment made in the appropriate benchmark indices and averages for the same period. Accompanying each chart is a discussion of the investment strategy and sector performance that affected the Portfolio during the past year.

Seligman Bond Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date        Bond Portfolio     Lehman Bros. Government Bond Index  Lipper Corporate Debt BBB-rated Funds Average
 12/31/1989      10000                       10000                                 10000
 03/31/1990       9834                        9876                                  9811
 06/30/1990      10127                       10222                                 10149
 09/30/1990      10166                       10306                                 10043
 12/31/1990      10614                       10872                                 10436
  31-Mar-91      10861                       11108                                 10870
  30-Jun-91      11015                       11258                                 11098
  30-Sep-91      11592                       11900                                 11768
  31-Dec-91      12161                       12538                                 12382
  31-Mar-92      11951                       12318                                 12369
  30-Jun-92      12283                       12806                                 12865
  30-Sep-92      12825                       13439                                 13509
  31-Dec-92      12841                       13444                                 13522
  31-Mar-93      13251                       14052                                 14284
  30-Jun-93      13552                       14458                                 14815
  30-Sep-93      13889                       14928                                 15364
  31-Dec-93      13866                       14877                                 15469
  31-Mar-94      13468                       14429                                 14914
  30-Jun-94      13318                       14265                                 14583
  30-Sep-94      13427                       14325                                 14699
  31-Dec-94      13396                       14375                                 14674
  31-Mar-95      13859                       15052                                 15369
  30-Jun-95      14813                       15985                                 16549
  30-Sep-95      15116                       16268                                 16958
  31-Dec-95      15966                       17011                                 17771
  31-Mar-96      15431                       16627                                 17381
  30-Jun-96      15370                       16707                                 17470
  30-Sep-96      15523                       16988                                 17867
  31-Dec-96      15981                       17484                                 18539
  31-Mar-97      15868                       17342                                 18429
  30-Jun-97      16385                       17944                                 19195
  30-Sep-97      16902                       18545                                 19936
  31-Dec-97      17417                       19160                                 20430
  31-Mar-98      17587                       19450                                 20781
  30-Jun-98      18080                       19963                                 21199
  30-Sep-98    18896.4                       21067                                 21553
  31-Dec-98   18845.37                       21050                                 21707
  31-Mar-99   18391.48                       20749                                 21605
  30-Jun-99   18028.37                       20573                                 21320
  30-Sep-99   18082.84                       20709                                 21333
  31-Dec-99   18000.82                       20578                                 21340

     Nineteen ninety-nine was a difficult year for fixed-income securities. During this time, the Federal Reserve Board increased the federal funds rate three times, for a total of 75 additional basis points, while the US economy continued to grow at a robust pace. These factors caused 30-year Treasury bond yields to increase by 140 basis points, from 5.08% on December 31, 1998, to 6.48% on December 31, 1999.

     In the second half of the fiscal year, we sold some intermediate-term bonds in favor of shorter-term securities in response to the generally negative operating environment for bonds. This defensive strategy benefited the Portfolio's performance during the second half of the year.

     We remained committed to pursuing favorable yield spreads, while at the same time maintaining a high-quality portfolio. The average quality of the Portfolio remained stable at AA. At year-end 1999, the Portfolio was 18% invested in Treasuries, 5% in US government agency bonds, 13% in mortgage pass-through securities, 3% in asset-backed securities, and 61% in corporate bonds. During the year, the spread between Treasuries and corporates widened, and we increased the Portfolio's exposure to corporates to pursue additional yield. Over the course of the year, the Portfolio's yield increased from 5.61% to 7.05%.

     We believe that 2000 will provide a more positive environment for bonds then did 1999. Yields are likely to stabilize, which should allow for positive total returns. While the Federal Reserve Board is likely to remain cautious regarding any inflationary pressures, we believe it will not be as aggressive as it was in 1999.

Seligman Capital Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date       Capital Portfolio  Lipper MidCap Funds Average Rusell MidCap Growth Index
12/31/1989       10000                 10000                       10000
03/31/1990        9682                  9885                        9648
06/30/1990       10852                 10678                       10474
09/30/1990        8296                  8632                        8354
12/31/1990        9682                  9502                        9487
 31-Mar-91       11604                 11552                       11676
 30-Jun-91       11759                 11454                       11495
 30-Sep-91       13191                 12476                       12438
 31-Dec-91       15399                 13761                       13949
 31-Mar-92       14374                 13831                       13524
 30-Jun-92       13315                 13025                       12895
 30-Sep-92       14331                 13476                       13585
 31-Dec-92       16445                 15306                       15163
 31-Mar-93       16987                 15598                       15300
 30-Jun-93       16687                 15969                       15301
 30-Sep-93       17791                 17137                       16333
 31-Dec-93       18361                 17537                       16860
 31-Mar-94       17784                 16998                       16337
 30-Jun-94       16224                 16168                       15619
 30-Sep-94       17698                 17459                       16728
 31-Dec-94       17518                 17344                       16495
 31-Mar-95       18608                 18585                       18278
 30-Jun-95       19725                 20243                       19746
 30-Sep-95       21505                 22351                       21691
 31-Dec-95       22278                 22708                       22099
 31-Mar-96       23772                 24077                       23524
 30-Jun-96       25400                 25355                       24404
 30-Sep-96       26013                 26151                       25233
 31-Dec-96       25511                 26884                       25963
 31-Mar-97       24491                 25401                       25015
 30-Jun-97       27837                 29333                       28697
 30-Sep-97       31104                 33536                       32712
 31-Dec-97       30946                 32464                       31813
 31-Mar-98       34400                 36440                       35612
 30-Jun-98       35255                 35960                       35590
 30-Sep-98       28450                 29469                       29650
 31-Dec-98       37813                 36338                       37499
 31-Mar-99       36668                 36231                       38781
 30-Jun-99       40938                 40771                       42822
 30-Sep-99       40048                 38729                       40677
 31-Dec-99       57979                 49525                       56732

     During 1999, growth stocks of all sizes generally delivered extraordinary returns, while value stocks of all sizes generally lagged. A continued strong US economy and improving worldwide economies, combined with low inflation, provided a positive environment for growth stocks. Within the growth-stock universe, technology -- driven by increased Internet demand and an explosion in wireless communications -- was by far the best performing.

     The growth stocks in the Portfolio were strong performers within this supportive environment, with the technology industry the single most positive influence on performance during the fiscal year.

-----------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                                   -- P-10 --

                           Seligman Portfolios, Inc.

Despite the fact that the Portfolio was underweighted in the sector during the period, the technology stocks it held delivered exceptional returns.

     In the fiscal year, the Portfolio purchased several what we believe are "best-of-class" Internet companies that focus on the business-to-business applications that allow companies to reduce expenses and increase sales. We believe that such companies, which contribute to increased efficiency in the rest of the economy, will continue to have opportunities for growth for years to come. The Portfolio had relatively low exposure to health care because we believed that the group had become overvalued following a very strong 1998, and there were uncertainties regarding pricing pressure due to potential changes in Medicare drug benefits. This low exposure benefited overall performance since this sector was a poor performer for the year.

     Going forward, greater emphasis is likely to be placed on technology. In particular, we will look for companies that use information technology to increase sales and data warehousing, and for companies that are developing innovative or improved products, especially in telecommunications. Within technology, we anticipate remaining underweighted in hardware stocks and will focus on software stocks, particularly those involved in business-to-business e-commerce. We will also look for opportunities to gain more exposure to wireless application protocol, which allows Internet access without a personal computer (PC).

     We believe that a favorable climate for continued global growth lies ahead, based on several factors, including the broader acceptance of the euro, reduced barriers to trade, and Japan's economic progress and financial reforms. This environment would likely benefit mid-cap companies with export-driven revenues. We will seek to gain additional exposure to stocks that are positioned to benefit from the recoveries abroad, particularly in Japan.

Seligman Common Stock Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date       Common Portfolio  Lipper Growth & Income Funds Average  S&P 500
 12/31/1989        10000                   10000                    10000
 03/31/1990         9910                    9747                     9699
 06/30/1990        10538                   10250                    10309
 09/30/1990         8679                    8898                     8893
 12/31/1990         9685                    9548                     9689
  31-Mar-91        11416                   10911                    11097
  30-Jun-91        11308                   10891                    11072
  30-Sep-91        12094                   11507                    11664
  31-Dec-91        12897                   12344                    12642
  31-Mar-92        13142                   12335                    12322
  30-Jun-92        13037                   12368                    12556
  30-Sep-92        13570                   12669                    12951
  31-Dec-92        14462                   13433                    13603
  31-Mar-93        14981                   14069                    14197
  30-Jun-93        15138                   14195                    14267
  30-Sep-93        15519                   14699                    14635
  31-Dec-93        16189                   15041                    14974
  31-Mar-94        15529                   14576                    14407
  30-Jun-94        15616                   14524                    14467
  30-Sep-94        16405                   15143                    15175
  31-Dec-94        16195                   14916                    15172
  31-Mar-95        17359                   16129                    16649
  30-Jun-95        18452                   17422                    18240
  30-Sep-95        19604                   18703                    19690
  31-Dec-95        20613                   19616                    20875
  31-Mar-96        22028                   20766                    21996
  30-Jun-96        23029                   21483                    22983
  30-Sep-96        23470                   22129                    23694
  31-Dec-96        24751                   23829                    25670
  31-Mar-97        25031                   24107                    26358
  30-Jun-97        28218                   27587                    30960
  30-Sep-97        30348                   30071                    33279
  31-Dec-97        30027                   30302                    34234
  31-Mar-98        33494                   33859                    39010
  30-Jun-98        33974                   33938                    40297
  30-Sep-98        31299                   29692                    36288
  31-Dec-98        37280                   34988                    44017
  31-Mar-99        38180                   35611                    46209
  30-Jun-99        41262                   38834                    49467
  30-Sep-99        38020                   35749                    46375
  31-Dec-99        42181                   39589                    53276
  31-Dec-97        30027                   30302                    34234
  31-Mar-98        33494                   33859                    39010
  30-Jun-98        33974                   33938                    40297
  30-Sep-98        31299                   29692                    36288
  31-Dec-98        37280                   34988                    44017
  31-Mar-99        38180                   35611                    46209
  30-Jun-99        41262                   38834                    49467
  30-Sep-99        38020                   35749                    46375
  31-Dec-99        42181                   39589                    53276

     Seligman Common Stock Portfolio pursues companies with attractive yields, stable earnings growth, strong fundamentals, and reasonable valuations. In 1999, this strategy was out of favor, and investors seemed willing to pay any price for stocks that had been on an upward trend, with little or no regard for valuations and fundamentals. However, we believe that remaining true to our discipline, and avoiding stocks whose valuations seem excessive, will best serve the Portfolio's shareholders over the long term.

     Steadily rising yields over the course of the year had a negative effect on interest-rate sensitive sectors, such as the financial sector -- one of the Portfolio's most heavily weighted industries. The strongest area of the portfolio -- as for the market -- was technology. While the Portfolio was underweighted in technology, the sector was such a strong performer that it was the single largest contributor to overall portfolio returns. However, the Portfolio's underweighting in technology hurt performance relative to the broader market.

     The Portfolio benefited from its exposure to both basic materials and capital goods, which were both strong market performers during the year. Health care was one of the worst-performing market sectors because of uncertainty regarding potential Medicare price controls for drug companies. The Portfolio was about market-weighted in this sector, so our exposure to this sector didn't hurt relative performance, but did negatively impact absolute returns. Consumer staples also performed poorly as investors focused on these companies' lack of pricing flexibility.

     We are cautiously optimistic regarding the outlook for value stocks and for the Portfolio in the year 2000. We do not believe that the type of market that prevailed in 1999-- one in which economic and company-specific fundamentals were largely ignored-- can continue. Many good companies languished in 1999 and are now trading at what we believe are exceptionally attractive prices. It is our conviction that, ultimately, companies that are more attractively priced within their industry groups will be recognized by the market.

----------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-19.
                                   -- P-11 --

                            Seligman Portfolios, Inc.
Annual Performance Overview

Seligman Communications and Information Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date     C&I Portfolio  Lipper Science & Technology Funds Average    S&P 500
11-Oct-94     10000                        10000                       10000
31-Dec-94     10440                        10608                        9998
31-Mar-95     11030                        11435                       10972
30-Jun-95     14690                        13848                       12020
30-Sep-95     16950                        15835                       12975
31-Dec-95     14464                        15188                       13756
31-Mar-96     13618                        15485                       14495
30-Jun-96     13993                        16665                       15146
30-Sep-96     15139                        17823                       15614
31-Dec-96     15739                        18602                       16916
31-Mar-97     14271                        16818                       17370
30-Jun-97     16961                        19906                       20402
30-Sep-97     22018                        23587                       21930
31-Dec-97     19237                        20833                       22560
31-Mar-98     22103                        24518                       25707
30-Jun-98     21765                        25480                       26555
30-Sep-98     18105                        22682                       23913
31-Dec-98     26256                        32033                       29007
31-Mar-99     26715                        37758                       30451
30-Jun-99     31755                        43010                       32598
30-Sep-99     33624                        46385                       30561
31-Dec-99     48787                        76124                       35108

     Technology is playing an ever-increasing role in the economy and in the stock market, and in 1999 the industry was by far the best-performing market sector. Technology's importance received public attention when, in November, the Dow Jones Industrial Average, the most widely watched stock-market index, shed four old economy stocks to make room for four new economy stocks. Three of these four stocks -- Intel, Microsoft, and SBC Communications -- are technology stocks.

     We were pleased with the perform ances of a number of the Portfolio's holdings during 1999. Among the sectors that performed well for the Portfolio were semiconductors and semiconductor equipment, satellites, computer hardware, contract manufacturing, radio, and security software. The networking and telecommunications equipment sectors of the portfolio performed extremely well; however, the Portfolio's underweighting in these sectors hurt relative performance. The Portfolio's holdings in computer-aided design software performed poorly over the course of the year due to continued weakness in Asia and a leveling off in demand in the United States.

     While industry fundamentals are outstanding, valuations are extremely high by historical standards. Hence, we have become more vigilant in evaluating the risk of the companies held by the Portfolio, and we have begun to pare back or eliminate some of the most expensive securities.

     In spite of high valuations in many technology stocks, we continue to find attractive values, particularly in the semiconductor and software sectors. Within the high-growth Internet sector, we anticipate finding the most attractive opportunities in business-to-business Internet. We don't expect to find as many suitable investments in business-to-consumer, but believe that there will be selective opportunities in this area. We also believe that, as the Internet grows in acceptance and usage worldwide, companies that supply the software and equipment that support this growth will continue to benefit. In general, technology companies are truly changing global business. We believe that the world is only in the early stages of technological expansion, and that the sector will thus continue to offer enormous opportunities for long-term investors.

Seligman Frontier Portfolio

The chart and total return do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date      Frontier Portfolio   Russell 2000 Growth Index   Russell 2000 Index  Lipper SmallCap Fund Average
10/11/1994        10000                 10000                   10000                     10000
12/31/1994        10580                  9926                    9813                      9968
03/31/1995        11300                 10470                   10265                     10559
06/30/1995        12260                 11509                   11227                     11480
09/30/1995        13780                 12817                   12336                     12815
12/31/1995        14101                 13007                   12604                     13110
03/31/1996        15443                 13753                   13247                     13965
06/30/1996        17065                 14557                   13909                     15052
09/30/1996        17731                 14433                   13957                     15364
12/31/1996        17476                 14470                   14682                     15777
03/31/1997        15855                 12952                   13923                     14799
06/30/1997        19203                 15226                   16180                     17328
09/30/1997        21455                 17802                   18588                     20162
12/31/1997        20331                 16343                   17965                     19245
03/31/1998        22650                 18284                   19773                     21354
06/30/1998        22044                 17235                   18851                     20489
09/30/1998        16839                 13381                   15053                     16165
12/31/1998        20034                 16544                   17508                     19248
03/31/1999        16324                 16267                   16559                     18048
06/30/1999        18823                 18666                   19134                     20929
09/30/1999        18115                 17747                   17925                     20294
12/31/1999        23358                 23673                   21232                     25031

     In 1999, small-capitalization stocks began to deliver returns that were competitive with large-company stocks. However, last year's markets were extraordinarily narrow, regardless of market capitalization. Growth stocks, and particularly technology stocks, outpaced the rest of the market by a wide margin.

     In the small-cap market, the stocks of companies with little or no earnings outperformed for the year. These stocks are typically part of the new economy, such as technology and communications, rather than the old economy, such as energy and transportation. During fiscal-year 1999,
------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-19.
                                   -- P-12 --

                            Seligman Portfolios, Inc.

Seligman Frontier Portfolio pursued "middle-of-the-road" stocks in industries such as software, semiconductors, and semiconductor capital equipment. These companies play a vital role in the new economy, yet they are also money-making enterprises.

     During the fiscal year, the technology sector was the Portfolio's best-performing sector and the Portfolio's weighting in this area increased as a result. The Portfolio remains underweighted in the Internet, however, since many of these companies do not yet have any earnings, and the fundamentals underlying these companies are typically weak. Despite high valuations and weak fundamentals, the Internet was the best-performing sector of the small-cap market. At the beginning of the year, the Portfolio suffered as a result of poor stock selection in the health care sector, but most of the resulting drag on performance was recovered by year end.

     We are optimistic for the Portfolio as we look into the year 2000. Smaller companies, which many believed were at an increased risk for Year 2000 computer problems, entered the millennium unscathed, and many small companies have been delivering strong earnings reports that are meeting or beating the market's expectations. We believe that the interest-rate environment will stabilize in 2000, which would be positive for the stock market as a whole and for small-capitalization stocks. Finally, small-cap stocks continue to be priced considerably lower than their large-cap counterparts, despite the fact that smaller companies continue to have higher growth rates.

Seligman Global Growth Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date     Global Growth Opportunities Portfolio Lipper Global Funds Avg.    MSCI World Index
01-May-96                 10000                        10000                    10000
30-Jun-96                 10010                        10118                    10062
30-Sep-96                  9810                        10226                    10207
31-Dec-96                  9922                        10740                    10687
31-Mar-97                 10022                        10842                    10730
30-Jun-97                 11274                        12162                    12357
30-Sep-97                 11694                        12801                    12723
31-Dec-97                 11169                        12199                    12422
31-Mar-98                 13022                        13855                    14214
30-Jun-98                 13326                        13946                    14515
30-Sep-98                 11422                        11940                    12788
31-Dec-98                 13581                        14047                    15502
31-Mar-99                 14366                        14410                    16068
30-Jun-99                 15527                        15486                    16849
30-Sep-99                 15965                        15317                    16612
31-Dec-99                 20710                        18896                    19430

     The past year witnessed a significant turnaround for global economies and stock markets. In the wake of the financial crisis emanating from Asia in 1998, major central banks around the world lowered interest rates and provided liquidity. In response, the world economy enjoyed a sharp recovery and stock markets, particularly in Asia, rallied strongly.

     As markets recovered, the Portfolio's relative performance was influenced positively by three major factors. First, the Portfolio's overweighting in technology and telecommunications was beneficial since these sectors performed well. Increasing use of mobile communication devices, the Internet, and data transfer boosted demand for computers, software, and connectivity. Second, the Portfolio's concentration in Japanese emerging growth companies was beneficial since these companies more than doubled in value during the year. Third, the Portfolio's limited exposure to health care helped overall performance as the sector lagged the broader market averages.

     The Portfolio remained broadly invested in three major growth themes:
Quality of Life, Productivity, and Consumption. During the year, we significantly increased exposure to the Productivity theme, which includes information technology and telecommunication services. At the same time, we reduced exposure to the Consumption and Quality of Life themes.

     The Productivity theme provided much of the Portfolio's activity during the fiscal year. We continued to add substantially to the Telecomms sub-theme, as the increase in voice and data traffic over growing numbers of networks showed no sign of abating. In fact, the provision of ever greater bandwidth promises to accelerate. Telecomms now exceeds both Technology and Consumer Staples as the biggest sub-theme, with about 16% of the Portfolio's assets invested in this area.

     Among the Portfolio's thematic investments, the emphasis on technology and telecommunications sub-themes is the most important. We believe that despite near-term volatility, secular forces remain supportive of these sectors. The transformation to a wired world has only just begun, with the most momentous changes yet to come. Overall, in an environment of low inflation and intense competition, real growth will continue to be scarce. The experience of recent years has shown that investors around the world are eager to invest in businesses that promise high profit growth, and we believe this situation will continue.

     Looking ahead, news about global economic activity is likely to remain positive. As a result, interest rates are expected to move higher, first in the US and Europe, and eventually in Asia. However, much of this increase has already been anticipated by market participants, and as long as cyclical inflationary pressures remain muted, investors are unlikely to be overly concerned about higher interest rates. We expect that, as tighter monetary policy preempts higher inflation, long bond yields in most markets will begin to decline. Such an outcome would be supportive of global growth stocks.

--------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-19.
                                    -- P-13 --

                            Seligman Portfolios, Inc.

Annual Performance Overview

Seligman Global Smaller Companies Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date     Global Smaller Companies Portfolio Lipper Global Small Cap Funds Avg.  Salomon Bros World EM Index
11-Oct-94                 10000                     10000                                 10000
31-Dec-94                 10353                      9649                                  9724
31-Mar-95                 10594                      9585                                  9997
30-Jun-95                 10886                     10373                                 10404
30-Sep-95                 11860                     11311                                 11110
31-Dec-95                 12152                     11341                                 11352
31-Mar-96                 13246                     12150                                 11969
30-Jun-96                 14589                     12911                                 12460
30-Sep-96                 14464                     12800                                 12459
31-Dec-96                 14421                     13084                                 12774
31-Mar-97                 14196                     12870                                 12396
30-Jun-97                 15810                     14215                                 13793
30-Sep-97                 16023                     14938                                 14658
31-Dec-97                 14915                     13710                                 13844
31-Mar-98                 17260                     15532                                 15649
30-Jun-98                 17329                     15182                                 15285
30-Sep-98                 14433                     12027                                 12651
31-Dec-98                 15897                     13759                                 14665
31-Mar-99                 14531                     13654                                 14306
30-Jun-99                 16235                     15368                                 15857
30-Sep-99                 16971                     15495                                 15560
31-Dec-99                 20402                     19981                                 17947

     During fiscal year 1999, performance for global smaller companies was generally volatile, and returns among sectors and regions showed great disparities. Improving world economic growth should have provided a positive background for smaller companies. However, with the exception of a few specific sectors, smaller companies overall have lacked pricing power.

     In the US, small-capitalization stocks began to deliver returns that were competitive with large-company stocks. However, last year's markets were extraordinarily narrow, regardless of market capitalization. US growth stocks, and particularly technology stocks, outpaced the rest of the market by a wide margin. In the fiscal year, the technology sector was the Portfolio's best-performing US sector and the Portfolio's weighting in this area increased as a result. The Portfolio remains underweighted in the Internet, however, since many of these companies do not yet have any earnings, and the fundamentals underlying these companies are typically weak. Despite high valuations and weak fundamentals, the Internet was the best-performing sector of the US small-cap market.

     In the UK, smaller companies enjoyed strong performance relative to larger companies. During the first six months of the year, in particular, smaller companies performed very well. More recently, interest-rate increases slowed this outperformance, but smaller companies ended the year strongly. The Portfolio remained consistently overweighted in the United Kingdom. The allocation to the UK was 17.8% in January, rose to a peak of 19.9% in October, and fell to 16.7% by year end. In the UK, we emphasized service companies and technology, which benefited performance since these companies have performed very well.

     Smaller companies in Continental Europe remained generally out of favor for most of the period. Merger and acquisition activity was concentrated among large companies, and the portfolio restructuring that followed European Monetary Union also favored larger companies. These more than offset the positive earnings growth prospects for smaller companies. The Portfolio was generally neutral to slightly overweighted in Continental Europe during the period. However, valuations are now quite low and we are looking for an opportunity to increase this weighting.

     In Japan, smaller companies participated in the rising stock market, but generally lagged behind larger-company stocks. The strengthening of the yen during the fiscal year boosted returns for US investors. Within smaller companies, those companies and sectors with visible growth prospects delivered exceptional performance. We believe the Portfolio has very good exposure to fast-growing companies, some of which delivered strong performance during the year. The Portfolio's allocation to Japan more than doubled over the year. However, valuations for high-growth companies are now quite high and we do not anticipate further increasing the Portfolio's Japanese weighting.

     In the Pacific, smaller companies generally performed in line with those of larger companies and, as a result, rose strongly during the year. The Portfolio moved to a significant overweight position during the course of the year, doubling its allocation from 2.9% in January to 5.9% at the end of the year. The Portfolio focused on companies in the technology and service-related areas, which have generally performed very well. We anticipate remaining overweighted in the Pacific, and may in fact further increase exposure to this region.

--------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-19.
                                    -- P-14 --

                            Seligman Portfolios, Inc.

Seligman Global Technology Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date     Global Technology Portfolio Lipper Global Funds Avg. Lipper Sci & Tech Funds Avg.  MSCI World Index
01-May-96               10000             10000                         10000                       10000
30-Jun-96                9860             10118                         10062                        9710
30-Sep-96                9970             10226                         10207                       10385
31-Dec-96               10401             10740                         10687                       10839
31-Mar-97                9957             10842                         10730                        9799
30-Jun-97               11328             12162                         12357                       11599
30-Sep-97               13525             12801                         12723                       13743
31-Dec-97               12432             12199                         12422                       12139
31-Mar-98               14803             13855                         14214                       14286
30-Jun-98               15108             13946                         14515                       14847
30-Sep-98               12761             11940                         12788                       13216
31-Dec-98               17007             14047                         15502                       18665
31-Mar-99               17928             14410                         16068                       22001
30-Jun-99               21464             15486                         16849                       25061
30-Sep-99               23724             15317                         16612                       27028
31-Dec-99               37211             18896                         19430                       44356

     Technology stocks enjoyed an exceptionally strong year, outperforming the broad market by a wide margin. Every region of the global stock market saw the same pattern with investors becoming increasingly disenchanted with the low levels of growth offered by traditional companies and increasingly enthusiastic about the apparently open-ended growth opportunity provided by the technology industry.

     Although the fiscal year began with some apprehension about the impact of Y2K on technology spending patterns, demand remained strong across the board. The growth of the Internet and its increased use by both businesses and consumers remained the most significant driver of technology spending. While the US originally led this trend, both Europe and Asia are catching up rapidly. Growth of the Internet has had positive implications for spending in areas such as storage, servers, communications equipment, and particular segments of the software and services markets. Wireless demand has continued unabated and, with the general pick-up in global economic activity, demand has increased sharply for components. Relatively few areas of the industry have lagged behind, but the key difference in the performance of technology stocks this year has been their positioning vis-a-vis the Internet.

     We maintained a significant weighting in the US throughout the year while adding to the Portfolio's position in Japan during the spring. We continued to make major commitments to both the communications and semiconductor sectors, and enjoyed a strong year in both areas. During the period, we reduced the Portfolio's exposure to the personal computer and software/services markets.

     As we enter the Year 2000, the technology industry's fundamental outlook remains positive. We expect earnings growth to accelerate, which should help to support what are admittedly fairly high valuations. The latter, together with the extent to which stock market performance has been polarized over the last year, create the conditions in which there is some risk of a switch back into value and cyclicals. However, we believe that the technology industry remains well positioned for long-term growth.

Seligman High-Yield Bond Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date        High-Yield Bond Portfolio  Merrill Lynch High-Yield Master Index    High Current Yield Funds Avg.
01-May-95              10000                        10000                                 10000
30-Jun-95              10030                        10391                                 10265
30-Sep-95              10300                        10694                                 10591
31-Dec-95              10737                        11049                                 10907
31-Mar-96              11126                        11211                                 11217
30-Jun-96              11341                        11364                                 11440
30-Sep-96              11872                        11808                                 11982
31-Dec-96              12307                        12272                                 12419
31-Mar-97              12252                        12400                                 12512
30-Jun-97              13022                        12990                                 13179
30-Sep-97              13824                        13497                                 13882
31-Dec-97              14164                        13846                                 14076
31-Mar-98              14820                        14232                                 14681
30-Jun-98              14987                        14471                                 14739
30-Sep-98              13925                        13953                                 13658
31-Dec-98              14309                        14354                                 14050
31-Mar-99              14506                        14510                                 14448
30-Jun-99              14335                        14607                                 14546
30-Sep-99              13914                        14424                                 14321
31-Dec-99              14201                        14579                                 14682

     All fixed-income securities, including those held by the Portfolio, faced the formidable headwind of rising interest rates during the past fiscal year. This difficult operating environment was the single biggest factor affecting Portfolio performance during this time. The high-yield market, while withstanding interest-rate increases better than many other fixed-income securities, experienced some ad verse market conditions unique to high-yield bonds. Since the 1998 global financial crisis, the high-yield market has suffered from reduced liquidity. This has widened the yield spread between high-yield bonds and Treasuries with similar maturities. In addition, during 1999, new supply of high-yield bonds outpaced demand significantly. This imbalance drove prices for existing high-yield issues lower.

     During the past fiscal year, we began to seek more opportunities in the high-growth areas of technology, wireless communications, and telecommunications infrastructure companies. In particular, we are optimistic about communications tower companies, fiber
-------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-19.
                                    -- P-15 --

                           Seligman Portfolios, Inc.

Annual Performance Overview

Seligman High-Yield Bond Portfolio (continued)

optic cable companies, Internet companies, and European telecom companies. During the next three years, the growth rate for fiber cable deployment and bandwidth demand is expected to grow by 30% per year. This increase in demand is being driven by the growing use of the Internet. We believe the Portfolio is currently well positioned to capitalize on the increasing demand for data, video, and telephony services.

     During the period under review, we reduced the Portfolio's exposure to health care, since this sector continues to struggle because of changes in Medicare reimbursement programs. We also reduced the Portfolio's exposure to economically sensitive sectors since these areas are more at risk if interest rates head higher.

     We believe that the outlook for the high-yield market and for the Portfolio is positive. The interest-rate environment during was extraordinarily unfavorable for fixed-income securities, and we do not believe that this will continue in 2000. As interest rates stabilize and global economies continue to recover, we believe that the prices for high-yield bonds in general will begin to move higher. We are particularly optimistic regarding the prospects for the securities in the Portfolio. Throughout 2000, we expect to continue to seek opportunities in the high-growth areas of wireless communications, telecommunications infrastructure, Internet, cable, and media-related sectors.

Seligman Income Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date      Income Portfolio  Lehman Bros. Aggregate Bond Index  Lipper Income Funds Average     S&P 500
12/31/1989       10000                  10000                              10000               10000
03/31/1990        9981                   9920                               9764                9699
06/30/1990       10074                  10283                              10047               10309
09/30/1990        9072                  10372                               9327                8893
12/31/1990        9390                  10896                               9866                9689
 31-Mar-91       10447                  11201                              10786               11097
 30-Jun-91       10882                  11383                              10856               11072
 30-Sep-91       11772                  12029                              11647               11664
 31-Dec-91       12290                  12639                              12345               12642
 31-Mar-92       12793                  12478                              12344               12322
 30-Jun-92       13110                  12982                              12699               12556
 30-Sep-92       13590                  13540                              13145               12951
 31-Dec-92       14222                  13576                              13486               13603
 31-Mar-93       14996                  14137                              14321               14197
 30-Jun-93       15408                  14512                              14652               14267
 30-Sep-93       15870                  14890                              15185               14635
 31-Dec-93       15981                  14899                              15214               14974
 31-Mar-94       15307                  14472                              14614               14407
 30-Jun-94       14844                  14323                              14542               14467
 30-Sep-94       15349                  14410                              14889               15175
 31-Dec-94       15028                  14465                              14625               15172
 31-Mar-95       15571                  15194                              15523               16649
 30-Jun-95       16626                  16119                              16513               18240
 30-Sep-95       17606                  16435                              17353               19690
 31-Dec-95       17730                  17135                              18127               20875
 31-Mar-96       17948                  16832                              18500               21996
 30-Jun-96       18183                  16928                              18848               22983
 30-Sep-96       18334                  17241                              19181               23694
 31-Dec-96       18910                  17758                              20099               25670
 31-Mar-97       19017                  17659                              20144               26358
 30-Jun-97       20258                  18307                              21682               30960
 30-Sep-97       21246                  18915                              22963               33279
 31-Dec-97       21561                  19471                              23438               34234
 31-Mar-98       22779                  19775                              24691               39010
 30-Jun-98       22779                  20237                              24776               40297
 30-Sep-98       22300                  21093                              23694               36288
 31-Dec-98       23234                  21165                              25240               44017
 31-Mar-99       22854                  21059                              25292               46209
 30-Jun-99       23381                  20874                              26273               49467
 30-Sep-99       22390                  21016                              25511               46375
 31-Dec-99       23901                  20991                              26501               53276

     Seligman Income Portfolio had a difficult 1999 as a result of a narrow stock market that overwhelmingly favored growth stocks over value stocks, and a fixed-income market that was dragged lower because of steadily rising interest rates.

     During the past fiscal year, we significantly reduced the Portfolio's exposure to fixed-income securities, while we increased the Portfolio's exposure to the stock market. We believe that this heavier stock weighting will provide the Portfolio with more opportunities for capital appreciation. At the same time, by continuing to maintain a substantial exposure to investment-grade corporate bonds and government bonds, we hope to cushion the Portfolio from the historically higher volatility of the stock market.

     We are cautiously optimistic regarding the outlook for the stock market and the fixed-income market for the year 2000. We believe that the stock market will broaden considerably from what we experienced in 1999, and that value stocks will be rewarded. In addition, we believe that yields will stabilize, allowing fixed-income securities to post positive total returns.

-------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-19.
                                    -- P-16 --

                            Seligman Portfolios, Inc.

Seligman International Growth Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date     International Portfolio  Lipper International Funds Avg.   EAFE Index
03-May-93        10000                       10000                    10000
30-Jun-93        10010                       10005                    10057
30-Sep-93        10480                       10875                    10731
31-Dec-93        11440                       11907                    10831
31-Mar-94        10987                       11822                    11216
30-Jun-94        11399                       11950                    11797
30-Sep-94        11751                       12323                    11816
31-Dec-94        11591                       11838                    11704
31-Mar-95        11428                       11659                    11931
30-Jun-95        11765                       12146                    12028
30-Sep-95        12603                       12746                    12539
31-Dec-95        12905                       13009                    13057
31-Mar-96        13228                       13593                    13443
30-Jun-96        13603                       14087                    13666
30-Sep-96        13520                       14026                    13659
31-Dec-96        13819                       14598                    13887
31-Mar-97        13925                       14799                    13680
30-Jun-97        15802                       16452                    15466
30-Sep-97        15716                       16684                    15367
31-Dec-97        14973                       15410                    14173
31-Mar-98        17295                       17675                    16269
30-Jun-98        17682                       17801                    16453
30-Sep-98        14719                       14939                    14125
31-Dec-98        17340                       17399                    17056
31-Mar-99        17374                       17685                    17305
30-Jun-99        18118                       18675                    17756
30-Sep-99        18705                       19399                    18548
31-Dec-99        21960                       24302                    21711

     The past fiscal year was characterized by significant divergence in regional stock market performance. The UK stock market generally tracked the ups and downs of the US market. However, there was significant movement within the stock market as a whole. As the UK economic recovery seemed well underway, more domestic and economically-sensitive stocks performed well. However, there was an abrupt change in July when the Bank of England raised interest rates, and these stocks sold off sharply. Throughout the period, stocks in technology and telecommunications performed well. Our weighting in the UK remained relatively stable over the course of the year. We were overweighted in UK economically sensitive stocks for most of the year, which benefited the Portfolio. However, following the interest rate increases, we have moved to a more neutral position in these stocks.

     In local currency terms, Continental European stock markets performed well. However, because of the weakness of the euro, US dollar returns have been more subdued. Economically-sensitive stocks generally performed well while defensive stocks underperformed. In addition, telecommunications and technology performed well throughout the year and, unlike in the UK, this trend has continued. A high level of merger and acquisition activity also benefited the UK markets, and this is likely to continue. The Portfolio remained overweighted in Continental Europe throughout the year, which has placed a drag on performance. However, our move out of defensive stocks early in the year was beneficial. Now that the economic recovery has broadened throughout Europe, we will remain overweighted in Continental Europe since we anticipate strong corporate profit growth in year 2000 with ongoing restructuring activity.

     The Japanese stock market was the best performer last year, boosted by a strong rise in the yen versus the dollar. The big turnaround came towards the end of the first quarter when the first signs of economic recovery emerged. In particular, the stock market was boosted by major inflows of overseas money. The strong yen, however, damaged profits in the export sector. Investors have focused on what could be described as "new Japan" stocks, mainly in the service and technology sectors. The Portfolio was initially underweighted in Japan, but increased this weighting significantly during the year, particularly in early March.

     In the Pacific, the strongest recoveries have been Korea and Singapore. In contrast, continued political turmoil in Indonesia placed a drag on stock market performance. The Portfolio remained underweighted in the region, which was a negative given the strong recovery. Overall, improving economic growth on a global basis should be positive for the pacific region and we will seek opportunities to increase the Portfolio's exposure during the coming fiscal year.

     Emerging markets benefited from improving global growth and performed well during the year. Foreign investors once again sought opportunities in these markets, as the fears of last year subsided. The Portfolio reduced its emerging market exposure during the period, but had significant holdings in Greece, which performed exceptionally well. In Latin America, the Portfolio was concentrated in Mexico and Brazil.

     The economic outlook for emerging markets is as good as it has been for some time, with steady growth and low inflation likely to continue. However, central banks are now more concerned regarding inflation, and interest rates may rise slightly from current levels. For the first time in some time, earnings growth outside the US may be higher and international stock markets are now beginning to perform much better following their long period of underperformance against US markets.

---------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-19.
                                   -- P-17 --

                            Seligman Portfolios, Inc.

Annual Performance Overview

Seligman Large-Cap Growth Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.


          Large-Cap Growth Portfolio  Lipper Growth Funds Average  Russell 1000 Growth Index
04/30/1999           10000                        10000                    10000
05/31/1999            9730                         9812                     9693
06/30/1999           10420                        10398                    10372
07/31/1999           10120                        10131                    10042
08/31/1999           10270                        10039                    10205
09/30/1999           10080                         9877                     9991
10/31/1999           10470                        10458                    10745
11/30/1999           10990                        10921                    11325
12/31/1999           12160                        11944                    12502

     The Portfolio benefited during the first eight months of its operations by a very favorable environment for growth stocks. Technology stocks, in particular, enjoyed exceptionally positive performance. Despite the fact that the Portfolio was underweighted in this industry, the technology stocks in the Portfolio delivered very strong results and the sector made a positive impact on overall performance. The Portfolio was underweighted in health care during this time, which benefited overall performance since this sector was a poor performer.

     Since the Portfolio's inception, we have pursued large-capitalization companies, with particular emphasis on those with longer-term track records. In general, we are attracted to stocks with strong price-to-earnings growth rates looking two years ahead.

     We believe that the Portfolio is well positioned as we head into the new year. We anticipate increasing the Portfolio's technology weighting during the coming fiscal year, and believe that this industry will continue to be a high-growth area and a strong market performer. We plan to seek additional opportunities in companies that are positioned to benefit from the recoveries abroad, particularly in Japan.

Seligman Large-Cap Value Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date     Large Cap Value Portfolio  Russell 1000 Value Index   Rusell 1000 Index    S&P 500
01-May-98              10000              10000                        10000         10000
31-May-98               9990               9852                         9784          9828
30-Jun-98               9920               9978                        10146         10227
31-Jul-98               9550               9802                        10024         10118
31-Aug-98               7980               8344                         8526          8655
30-Sep-98               8050               8823                         9100          9209
31-Oct-98               9000               9507                         9819          9958
30-Nov-98               9940               9950                        10427         10562
31-Dec-98               9974              10288                        11091         11170
31-Jan-99               9933              10370                        11487         11637
28-Feb-99               9716              10224                        11123         11275
31-Mar-99              10046              10436                        11549         11726
30-Apr-99              10862              11410                        12032         12180
31-May-99              10862              11285                        11772         11892
30-Jun-99              11089              11612                        12372         12552
31-Jul-99              10635              11272                        11995         12161
31-Aug-99              10284              10854                        11882         12100
30-Sep-99               9427              10475                        11555         11768
31-Oct-99               9933              11078                        12332         12513
30-Nov-99               9778              10992                        12649         12767
31-Dec-99               9698              11045                        13412         13519

During the past fiscal year, the outsized performance of a small number of stocks within the S&P 500 carried the performance of the entire Index for the year. The stocks that did well were primarily large-capitalization growth and technology stocks. Seligman Large-Cap Value Portfolio had, and continues to have, very low exposure to the technology industry because we believe that the vast majority of these stocks do not represent good value. Stock prices for these companies continued to rise over the course of the year, despite often poor underlying fundamentals, including a consistent lack of earnings for many of these companies, and a continued rise in interest rates.

     Last year's market was, to a great extent, driven by momentum; a small number of stocks were being bought simply because their prices appeared to be on an upward trend. The rest of the market, and with it many attractively valued stocks, lagged behind. Despite the seemingly robust performance of the S&P 500, nearly half of the stocks in the Index posted negative returns for the year, with value-style stocks trailing growth-style stocks to an unprecedented degree.

     In the period under review, some of the Portfolio's individual stock holdings delivered poor results. These stocks, which were within the aerospace, office equipment, food, and packaging sectors, declined because of lower earnings expectations. In all these cases, we reduced, or completely eliminated, the Portfolio's exposure to these companies over the course of the fiscal year.

------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

See footnote on page P-19.
                                   -- P-18 --

                            Seligman Portfolios, Inc.

     Despite a difficult 1999, we continue to favor the financial sector since we think that many of these companies remain good values, and we forecast a better operating environment for this industry in the year 2000. We believe that interest rates, whose upward trend was so detrimental to these stocks in 1999, will stabilize.

     During fiscal year 1999, we eliminated or reduced some positions that had done well either because we did not believe they continued to represent good value or because they had increased to a degree that they represented too large a percentage of the portfolio. We continually monitor the Portfolio to ensure that no single holding is excessively overweighted and that the Portfolio remains well diversified.

     We believe that value stocks will be recognized by the market in 2000, and believe that the overall economic environment bodes well for value stocks. We forecast a slowing US economy, but a strengthening international economy. Value companies tend to be economically sensitive and thus perform well within a growing global economy. In addition, a more sedate US economy may allow interest rates to decline, which would further benefit value stocks -- particularly financial stocks -- since they tend to do well when interest rates fall.

Seligman Small-Cap Value Portfolio

The chart and total returns do not reflect any fees or charges that investors will incur in purchasing or selling units of the Variable Accounts.

Date     Small Cap Value Portfolio  Russell 2000 Value Index   Lipper S-Cap Fds Avg
01-May-98           10000                     10000                  10000
31-May-98            9500                      9646                   9447
30-Jun-98            9150                      9592                   9513
31-Jul-98            8460                      8841                   8840
31-Aug-98            6350                      7456                   7088
30-Sep-98            6420                      7878                   7505
31-Oct-98            6850                      8112                   7822
30-Nov-98            7290                      8332                   8330
31-Dec-98            8300                      8593                   8937
31-Jan-99            8652                      8398                   8957
28-Feb-99            8345                      7824                   8235
31-Mar-99            8856                      7760                   8380
30-Apr-99           10900                      8469                   8926
31-May-99           11002                      8729                   9105
30-Jun-99           11910                      9045                   9717
31-Jul-99           11865                      8830                   9648
31-Aug-99           10934                      8508                   9389
30-Sep-99           10548                      8338                   9422
31-Oct-99            9946                      8171                   9611
30-Nov-99           10684                      8214                  10374
31-Dec-99           11226                      8466                  11622

  Seligman Small-Cap Value Portfolio was negatively impacted by last year's market environment, which overwhelmingly favored growth stocks over value stocks. Last year's market largely ignored fundamentals and was one of the most narrow on record. A small number of stocks, particularly in the technology sector, continued to experience price gains, while much of the market lagged behind. The Portfolio has very low exposure to technology because the vast majority of these stocks do not fit our value criteria. Stock prices for these companies continued to rise over the course of the year, despite often poor underlying fundamentals, including a consistent lack of earnings for many of these companies, and a continued rise in interest rates.

     During 1999, many companies within the Portfolio posted strong operating results, but this was not reflected in higher stock prices. One of the Portfolio's long-term holdings in specialty retail delivered poor stock-price performance during the period despite posting better-than-expected operating performance. This is a specific example of the market's lack of regard for fundamentals during this time. We continued to hold the stock because we believe that if a company continues to deliver strong results, the market will ultimately recognize the stock.

     The energy sector as a whole outperformed during the period. The Portfolio's overweighting in the sector, as well as the strong performances of individual energy stocks in the Portfolio, helped both absolute and relative performance. Financial stocks came under considerable pressure as a result of rising interest rates. These companies are among the most sensitive to interest-rate changes; they tend to perform poorly when interest rates go up, and perform well when interest rates decline. While the Portfolio did have significant exposure to financial stocks, the Portfolio was, fortunately, considerably underweighted in this sector versus its benchmark, the Russell 2000 Value Index.

     We are optimistic regarding the prospects for small-company value stocks during the coming fiscal year. We are convinced that it is only a matter of time before investors begin to pursue these relative bargains in the midst of a broader market that in some areas has become remarkably expensive. The Russell 2000 Value Index now has a dividend yield higher than that of the S&P 500. This is unprecedented. Small companies typically have higher earnings growth rates, but lower dividend yields. Currently, small companies are offering higher current yields in addition to higher growth rates. We believe that these strong underlying fundamentals, in addition to attractive valuations, will ultimately be recognized by the market.

-------------------
The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results. +Performance data quoted represent past performance and assume that all dividends and distributions are invested in additional shares.

                                   -- P-19 --

                            Seligman Portfolios, Inc.

Portfolios of Investments

SELIGMAN BOND PORTFOLIO

                                       Principal
                                        Amount       Value
                                       ---------   ---------
CORPORATE BONDS -- 52.6%
Allstate
   7.20%, 12/1/2009..............     $ 75,000   $   72,959
American Home Products
   7.90%, 2/15/2005..............       75,000       77,043
Associates Corporation
   of North America
   5 3/44%, 11/1/2003 ...........      250,000      238,231
AT&T (Canada)
   7.65%, 9/15/2006 .............       50,000       49,846
Bank of New York
   7.30%, 12/1/2009..............       75,000       73,607
Boston Scientific
   6 5/8%, 3/15/2005.............      100,000       92,251
Cardinal Health
   6 1/4%, 7/15/2008.............      100,000       91,071
CSC Holdings
   7 1/4%, 7/15/2008.............       50,000       47,625
Dana
   6 1/2%, 3/1/2009 .............      100,000       91,129
Deere
   6.55%, 7/15/2004..............       40,000       38,905
Dell Computer
   6.55%, 4/15/2008..............      200,000      187,688
Delta Air Lines
   7.70%, 12/15/2005.............       75,000       73,847
Dime Bancorp
   7%, 7/25/2001.................       50,000       49,322
First Data
   5.80%, 12/15/2008.............      100,000       88,195
First USA Bank
   6 1/8%, 6/25/2001 ............      100,000       99,076
Ford Motor Credit
   5.80%, 1/12/2009..............      100,000       88,900
Guidant, 6.15%, 2/15/2006........      100,000       92,364
Heller Financial
   6 1/2%, 7/22/2002.............       75,000       73,652
Household Finance
   6%, 5/1/2004 .................      100,000       95,042
Lyondell Chemical
   9 5/8%, 5/1/2007..............      100,000      102,750
Nordstrom
   5 5/8%, 1/15/2009.............       40,000       34,767
Philip Morris
   7 1/8%, 8/15/2002.............      200,000      196,877

CORPORATE BONDS (continued)
Qwest Communications
   0% (9.47%++), 10/15/2007 .....      $50,000   $   40,750
Staples
   7 1/8%, 8/15/2007 ............       75,000       71,541
Textron
   6 3/8%, 7/15/2004 ............       60,000       57,931
Time Warner
   9 1/8%, 1/15/2013 ............      200,000      219,841
US West Communications
   7.20%, 11/1/2004 .............       75,000       74,633
Wal-Mart Stores
   6.55%, 8/10/2004..............       85,000       83,675
                                                 ----------
Total Corporate Bonds
   (Cost $2,712,814).............                 2,603,518
                                                 ----------
US GOVERNMENT AND
GOVERNMENT AGENCY
SECURITIES -- 21.7%
Federal Home Loan Bank
   5 1/8%, 4/17/2001 ............      100,000       98,420
US Treasury Bonds
   8 3/4%, 5/15/2020 ............      300,000      363,188
   7 1/4%, 8/15/2022 ............      200,000      210,938
US Treasury Notes
   6 1/4%, 6/30/2002.............      200,000      199,938
   6 5/8%, 5/15/2007.............      200,000      200,875
                                                 ----------
Total US Government and
   Government Agency
   Securities
   (Cost $1,101,339).............                 1,073,359
                                                 ----------
MORTGAGE-BACKED
SECURITIES+ -- 17.1%
FHLMCGOLD 6%, 11/1/2010..........       80,329       77,502
FNMA:
   6 1/2%, 4/29/2009.............      160,000      150,166
   6%, 12/1/2028.................      190,343      174,323
Government National Mortgage
   Association:
   6 1/2%, 12/15/2028 ...........      285,753      268,518
   6%, 12/20/2028 ...............      192,124      174,455
                                                 ----------
------------
  + Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
 ++ Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.

See Notes to Financial Statements.

                                   -- P-20 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN BOND PORTFOLIO (continued)

                                       Principal
                                        Amount        Value
                                      ----------   ----------
Total Mortgage-Backed
   Securities
   (Cost $895,908) .................              $  844,964
                                                  ----------
ASSET-BACKED
SECURITIES+ -- 3.4%
Peco Energy Transition Trust
   6.05%, 3/1/2009 .................   $100,000       93,460
PP&L Transition
   6.83%, 3/25/2007 ................     75,000       74,598
                                                  ----------
Total Asset-Backed Securities
   (Cost $174,857) .................                 168,058
                                                  ----------


                                       Principal
                                        Amount        Value
                                      ----------   ----------
REPURCHASE
AGREEMENTS -- 10.1%
   (Cost $500,000)
State Street Bank & Trust
   3-1/2%, dated 12/31/99,
   maturing 1/3/2000,
   collateralized by:
   $485,000 US Treasury Notes
   7-1/2%, 2/15/2005, with
   a fair market value of
   $520,163 ........................   $500,000   $  500,000
                                                  ----------
 Total Investments -- 104.9%
   (Cost $5,384,888) ...............               5,189,899

Other Assets
   Less Liabilities -- (4.9)% ......                (242,751)
                                                  ----------

Net Assets -- 100.00% ..............              $4,947,148
                                                  ==========

-------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO

                                        Shares       Value
                                       ---------   ---------
COMMON STOCKS -- 95.5%
BASIC MATERIALS -- 2.7%
Nucor ..............................     8,200    $ 449,463
Praxair ............................     5,700      286,781
                                                  ---------
                                                    736,244
                                                  ---------
CAPITAL GOODS -- 11.1%
American Power Conversion* .........    16,400      432,038
Avery Dennison .....................     7,300      531,987
Cintas .............................     8,900      472,534
Corning ............................     4,200      541,538
Molex ..............................     5,700      322,941
Symbol Technologies ................    12,100      769,106
                                                  ---------
                                                  3,070,144
                                                  ---------
CONSUMER CYCLICALS -- 17.7%
BJ's Wholesale Club* ...............     6,600      240,900
Circuit City Stores--Circuit
   City Group ......................    13,000      585,812
Danaher ............................     3,300      159,225


                                        Shares       Value
                                       ---------   ---------
CONSUMER CYCLICALS
(continued)
DoubleClick* .......................     1,500    $ 379,922
Fastenal ...........................     7,000      314,781
Fluor ..............................     7,200      330,300
Gentex* ............................    16,400      457,150
Harley-Davidson ....................     7,000      448,438
Interpublic Group of Companies .....     4,200      242,287
Limited ............................    13,400      580,388
Reader's Digest Association ........    10,600      310,050
Royal Caribbean Cruises ............     8,600      424,088
Williams-Sonoma* ...................     4,500      207,000
Young & Rubicam ....................     2,800      198,100
                                                  ---------
                                                  4,878,441
                                                  ---------
CONSUMER STAPLES -- 2.1%
Clorox .............................     5,300      266,987
Newell Rubbermaid ..................    10,400      301,600
                                                  ---------
                                                    568,587
                                                  ---------
----------
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
* Non-income producing security.
See Notes to Financial Statements.

                                    -- P.21 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO (continued)


                                     Shares         Value
                                    ---------     ---------
ELECTRONIC
TECHNOLOGY -- 16.4%
Applied Micro Circuits* ........      1,100     $  140,113
Broadcom (Class A)* ............      1,900        517,453
Ciena* .........................      9,000        517,781
Finisar* .......................      3,400        304,300
Foundry Networks* ..............      1,100        331,787
Gateway* .......................      3,500        252,219
JDS Uniphase* ..................      4,400        709,775
Maxim Integrated Products* .....      2,900        136,753
Network Appliances* ............      1,400        116,244
PMC-Sierra* (Canada) ...........      1,300        208,366
VERITAS Software* ..............      3,000        429,281
Vitesse Semiconductor* .........      8,400        440,213
Xilinx* ........................      9,400        427,406
                                                ----------
                                                 4,531,691
                                                ----------
ENERGY -- 2.4%
EOG Resources ..................     12,000        210,750
Weatherford International* .....     11,400        455,287
                                                ----------
                                                   666,037
                                                ----------
FINANCIAL SERVICES -- 6.6%
ACE ............................     15,300        255,319
AFLAC ..........................      8,600        405,812
Allied Capital .................     13,400        244,969
Capital One Financial ..........      4,600        221,662
Concord* .......................     16,500        424,359
SouthTrust .....................      6,950        262,580
                                                ----------
                                                 1,814,701
                                                ----------
HEALTH CARE -- 10.5%
ALZA* ..........................      8,200        283,925
Biogen* ........................      4,800        405,450
Biomet .........................      3,900        155,878
Elan* ..........................     15,300        451,350
Forest Laboratories* ...........      6,600        405,488
Guidant* .......................      5,400        253,800
IMS Health .....................      3,900        106,031
PE Biosystems Group ............      2,900        348,906
Quintiles Transnational* .......     11,000        205,219
Watson Pharmaceutical* .........      7,800        279,337
                                                ----------
                                                 2,895,384
                                                ----------
TECHNOLOGY
Services -- 22.6%
Ariba* .........................      1,700        301,219
BMC Software* ..................      5,500        439,484


                                        Shares
                                      Principal
                                        Amount        Value
                                      ---------     ---------
TECHNOLOGY
SERVICES (continued)
Cadence Design Systems* ........     31,200 shs. $   748,800
Commerce One* ..................      1,000          196,781
Compuware* .....................     13,500          502,453
CSG Systems International* .....      5,800          229,463
Fiserv* ........................      4,500          172,125
I2 Technologies* ...............      1,300          253,256
ISS Group* .....................     12,800          909,600
NBC Internet (Class A)* ........      5,100          393,975
Rational Software* .............      7,600          374,063
Siebel Systems* ................      7,300          614,113
Software.com* ..................      3,200          305,800
VeriSign* ......................      1,600          305,700
Vignette* ......................      2,900          472,609
                                                 -----------
                                                   6,219,441
                                                 -----------
UTILITIES -- 3.4%
AES ............................     12,700          949,325
                                                 -----------
Total Common Stocks
   (Cost $17,608,795) ..........                  26,329,995

                                                 -----------
REPURCHASE
AGREEMENTS -- 7.6%
   (Cost $2,100,000)
State Street Bank & Trust,
   3-1/2%, dated 12/31/99,
   maturing 1/3/2000,
   collateralized by:
   $2,020,000 US Treasury
   Notes 7-1/2%, 2/15/2005,
   with a fair market value of
   $2,166,450 .................. $2,100,000      2,100,000
                                               -----------
Total Investments -- 103.1%
   (Cost $19,708,795) ..........                28,429,995

Other Assets Less
   Liabilities-- (3.1)% ........                  (844,202)
                                               -----------
Net Assets-- 100.0% ............               $27,585,793
                                               ===========
----------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-22 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN CASH MANAGEMENT PORTFOLIO

                                 Annualized
                                  Yield on      Principal
                                Purchase Date    Amount       Value
                                -------------   ---------   --------
US GOVERNMENT
AND GOVERNMENT
AGENCY
SECURITIES -- 42.4%
US GOVERNMENT
SECURITIES -- 25.5%
US Treasury Bills,
   1/13/2000 .................     5.37%      $1,000,000  $  998,234
   1/20/2000 .................     5.30        1,500,000   1,497,385
   1/20/2000 .................     5.03        1,000,000     997,382
   1/27/2000 .................     4.92        1,000,000     996,497
                                                          ----------
Total US Government
   Securities
   (Cost $4,489,498)..........                             4,489,498
                                                          ----------
US GOVERNMENT
   AGENCY
   SECURITIES -- 16.9%
Farm Credit Bank
   5.52%, 1/20/2000 ..........     5.60          700,000     697,961
Federal Home Loan
   Bank 5-1/2%,
   2/1/2000 ..................     5.58          800,000     796,211
Federal Home Loan
   Mortgage 5.61%,
   2/28/2000 .................     5.69          700,000     693,673
Federal National
   Mortgage
   Association, 5.47%,
   1/24/2000 .................     5.55          800,000     797,204
                                                          ----------
Total US Government
   Agency Securities
   (Cost $2,985,049) .........                             2,985,049
                                                          ----------
Total US Government
   and Government
   Agency Securities
   (Cost $7,474,547) .........                             7,474,547
                                                          ----------
COMMERCIAL
PAPER -- 30.6%
American Express
   Credit, 1/10/2000 .........     5.74          800,000     798,868
American General
   Finance, 1/19/2000 ........     5.63          800,000     797,780

                                 Annualized
                                  Yield on      Principal
                                Purchase Date    Amount        Value
                                -------------   ----------   --------
COMMERCIAL
PAPER (continued)
Associates Corp. of
   North America,
   2/9/2000...................     5.98%        $700,000   $  695,526
Ford Motor Credit,
   1/24/2000 .................     5.84          900,000      896,688
General Electric Capital,
   1/26/2000 .................     6.25          700,000      697,005
John Deere Capital,
   1/12/2000 .................     5.83          800,000      798,594
Norwest Financial,
   2/14/2000 .................     6.29          700,000      694,696
                                                           ----------
Total Commercial
   Paper
   (Cost $5,379,157) .........                              5,379,157
                                                           ----------
REPURCHASE AGREEMENTS -- 21.6%
   (Cost $3,800,000) State
   Street Bank & Trust,
   3-1/2%, dated 12/31/99,
   maturing 1/3/2000
   collateralized by:
   $3,650,000 US Treasury
   Notes 7-1/2%, 2/15/2005,
   with fair market value of
   $3,914,625 ................     3.55        3,800,000    3,800,000
                                                          -----------

Total Investments -- 94.6%
   (Cost $16,653,704) ........                             16,653,704

Other Assets Less
   Liabilities-- 5.4% ........                                957,677
                                                          -----------
Net Assets-- 100.0% ..........                            $17,611,381
                                                          ===========
--------
See Notes to Financial Statements.

                                   -- P-23 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO
                                 Shares         Value
                                --------      ---------
COMMON STOCKS -- 97.6%
AEROSPACE -- 0.5%
General Dynamics .............     4,700      $ 247,925
                                              ---------
AUTOMOTIVE
AND RELATED -- 2.4%
DaimlerChrysler ..............     7,099        555,497
Ford Motor ...................    11,300        603,844
                                              ---------
                                              1,159,341
                                              ---------
CHEMICALS -- 1.1%
duPont (E.I.) de Nemours .....     7,800        513,825
                                              ---------
COMMUNICATIONS -- 7.9%
AT&T .........................    21,600      1,096,200
GTE ..........................    11,100        783,244
MCI WorldCom* ................    14,700        779,559
SBC Communications ...........    21,928      1,068,990
                                              ---------
                                              3,727,993
                                              ---------
COMMUNICATIONS
EQUIPMENT -- 2.6%
Lucent Technologies ..........     9,500        710,719
Nortel Networks ..............     5,100        515,100
                                              ---------
                                              1,225,819
                                              ---------
COMPUTER AND
BUSINESS SERVICES -- 19.7%
America Online* ..............     5,800        437,538
Applied Materials* ...........     8,500      1,076,578
Cisco Systems* ...............    10,900      1,167,322
Dell Computer* ...............    10,200        519,881
Electronic Data Systems ......    15,800      1,057,612
Hewlett-Packard ..............     4,300        489,931
Intel ........................    15,300      1,258,903
International Business
   Machines ..................     8,600        928,800
Microsoft* ...................    18,800      2,194,313
Xerox ........................     8,300        188,306
                                              ---------
                                              9,319,184
                                              ---------
CONSUMER GOODS AND
SERVICES -- 12.0%
Anheuser-Busch ...............     7,300        517,387
Bestfoods ....................    12,100        636,006
Clorox .......................    13,600        685,100
Coca-Cola ....................     7,800        454,350
ConAgra ......................    19,700        444,481

                                Shares         Value
CONSUMER GOODS AND             --------      ---------
SERVICES (continued)
Gillette .....................    13,300      $ 547,794
PepsiCo ......................    18,900        666,225
Philip Morris ................    17,400        403,463
Procter & Gamble .............     7,200        788,850
Sara Lee .....................    23,400        516,263
                                              ---------
                                              5,659,919
                                              ---------
DRUGS AND
HEALTH CARE -- 9.2%
Abbott Laboratories ..........    13,100        475,694
American Home Products .......    15,600        615,225
Baxter International .........     8,000        502,500
Bristol-Myers Squibb .........     8,200        526,338
Johnson & Johnson ............     8,400        782,250
Merck ........................    10,600        710,862
Pfizer .......................    10,400        337,350
Schering-Plough ..............     9,900        417,656
                                              ---------
                                              4,367,875
                                              ---------
ELECTRIC AND GAS
UTILITIES -- 2.7%
Unicom .......................    13,800        462,300
Williams Companies (The) .....    26,900        822,131
                                              ---------
                                              1,284,431
                                              ---------
ELECTRIC EQUIPMENT -- 4.8%
General Electric .............    12,100      1,872,475
Honeywell International ......     7,300        421,119
                                              ---------
                                              2,293,594
                                              ---------
ELECTRONICS -- 2.0%
Agilent Technologies* ........     7,000        541,187
Raytheon (Class B)* ..........    15,100        401,094
                                              ---------
                                                942,281
                                              ---------
ENERGY -- 7.1%
BP Amoco (ADRs)
   (United Kingdom) ..........    12,500        741,406
Exxon Mobil ..................    15,200      1,224,550
Royal Dutch Petroleum
   (Netherlands) .............    12,700        767,556
Schlumberger .................     9,800        551,250
Transocean Sedco Forex .......     1,901         64,047
                                              ---------
                                              3,348,809
                                              ---------
----------
* Non-income producing security.
See Notes to Financial Statements.
                                   -- P-24 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO (continued)

                                 Shares         Value
                                --------      ---------
FINANCE AND
INSURANCE -- 15.2%
American General .............    12,000    $   910,500
American International Group .     7,000        756,875
Bank of America ..............    18,339        920,389
Bank of New York .............    25,900      1,036,000
Chubb ........................     7,400        416,713
Citigroup ....................    17,500        972,344
Fannie Mae ...................     8,600        536,962
Mellon Bank ..................    18,000        613,125
Merrill Lynch ................     6,700        559,450
Morgan (J.P.) ................     3,700        468,512
                                 -------    -----------
                                              7,190,870
                                            -----------
MACHINERY AND
INDUSTRIAL EQUIPMENT -- 3.1%
United Technologies ..........    22,400      1,456,000
                                            -----------
OFFICE EQUIPMENT -- 0.9%
Pitney Bowes .................     9,000        434,813
                                            -----------
PAPER AND FOREST
PRODUCTS -- 1.2%
 Mead ........................    12,900        560,344
                                            -----------
PUBLISHING -- 0.8%
Gannett ......................     4,700    $   383,344
                                            -----------
RETAIL TRADE -- 4.2%
May Department Stores             14,350        462,786
Wal-Mart Stores ..............    22,000      1,520,750
                                            -----------
                                              1,983,536
                                            -----------
TRANSPORTATION -- 0.2%
United Parcel Service
   (Class B) .................     1,100         75,900
                                            -----------
Total Common Stocks
   (Cost $34,872,757) ........               46,175,803

REPURCHASE
AGREEMENTS -- 1.1%
   (Cost $500,000) ...........                  500,000
                                            -----------
Total Investments -- 98.7%
   (Cost $35,372,757) ........               46,675,803

Other Assets
   Less Liabilities-- 1.3% ...                  626,918
                                            -----------
Net Assets-- 100.0% ..........              $47,302,721
                                            ===========

--------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

                                Shares         Value
                               --------      ---------
COMMON STOCKS -- 95.0%
COMMUNICATIONS
INFRASTRUCTURE -- 3.1%
Aspect Communications* ......   30,400       $1,189,400
Cisco Systems* ..............   15,400        1,649,244
Gilat Satellite Networks*
   (Israel) .................   13,200        1,565,850
Harris ......................   20,900          557,769
Oak Industries* .............   16,300        1,729,838
                                             ----------
                                              6,692,101
                                             ----------
COMMUNICATIONS
SERVICES -- 3.2%
AT&T--Liberty Media Group
   (Class A) ................   45,900        2,604,825
CenturyTel ..................   20,600          975,925
Global Crossing (Bermuda)* ..   10,100          504,684


                                Shares         Value
                               --------      ---------
COMMUNICATIONS
SERVICES (continued)
ICG Communications* .........   30,400         $569,050
Infonet Services* ...........   14,000          367,500
Intermedia Communications* ..   10,200          395,250
MCI WorldCom* ...............   15,450          819,333
Pacific Gateway Exchange* ...   13,100          223,109
Qwest Communications
   International* ...........   10,300          442,578
                                             ----------
                                              6,902,254
                                             ----------
COMPUTER AND
BUSINESS SERVICES -- 4.1%
Amdocs* .....................   20,600          710,700

----------
* Non-income producing security.
See Notes to Financial Statements
                                   -- P-25 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                  Shares        Value
                                 --------     ---------
COMPUTER AND
BUSINESS SERVICES (continued)
CSG Systems International* .....   41,100    $1,626,019
First Data* ....................   20,200       996,113
Galileo International ..........   53,400     1,598,663
Mastech* .......................   11,300       280,028
Modis Professional Services* ...   39,900       568,575
Navigant Consulting* ...........   61,000       663,375
SunGard Data Systems* ..........   97,600     2,318,000
                                             ----------
                                              8,761,473
                                             ----------
COMPUTER HARDWARE/
PERIPHERALS -- 11.7%
Adaptec* .......................   67,300     3,354,484
American Power Conversion* .....  171,300     4,512,684
Apex* ..........................   38,700     1,252,913
Comdisco .......................   26,700       994,575
Creative Technology
   (Singapore) .................  159,900     2,743,284
Electronics for Imaging* .......   97,600     5,721,800
Lanier Worldwide* ..............   20,900        80,987
Lexmark International
   Group (Class A)*                29,300     2,651,650
Pitney Bowes ...................   24,300     1,173,994
Xircom* ........................   35,100     2,632,500
                                             ----------
                                             25,118,871
                                             ----------
COMPUTER SOFTWARE -- 24.0%
3DO* ...........................   64,500       587,555
Activision* ....................   28,000       430,500
Acclaim Entertainment* .........   65,100       335,672
Autodesk .......................   59,000     1,989,406
BMC Software* ..................   15,300     1,222,566
Check Point Software
   Technologies* (Israel) ......   37,800     7,512,750
Citrix Systems* ................    8,100       996,047
Computer Associates
   International ...............   25,200     1,762,425
Compuware* .....................  106,600     3,967,519
Electronic Arts* ...............   10,100       849,031
Entrust Technologies* ..........   16,300       976,472
HNC Software* ..................   10,100     1,070,284
Macromedia* ....................   20,400     1,491,750
Microsoft* .....................   66,900     7,808,484
Parametric Technology* .........  167,800     4,535,844
Peregrine Systems* .............    8,100       681,159
Rational Software* .............   50,900     2,505,234
Symantec* ......................   71,000     4,169,031

                                  Shares        Value
                                 --------     ---------
COMPUTER SOFTWARE
(continued)
Synopsys* ......................   96,400    $6,419,637
Tecnomatix Technologies*
   (Israel) ....................   12,300       350,550
Visio* .........................   35,000     1,662,500
                                             ----------
                                             51,324,416
                                             ----------
CONTRACT MANUFACTURING/
CIRCUIT BOARDS -- 3.4%
DII Group* .....................   30,600     2,171,644
Hadco* .........................   26,500     1,351,500
SCI Systems* ...................   46,600     3,829,938
                                             ----------
                                              7,353,082
                                             ----------
ELECTRONICS CAPITAL
EQUIPMENT -- 11.8%
Applied Materials* .............   18,300     2,317,809
Asyst Technologies* ............   13,200       865,013
Cognex* ........................   51,800     2,018,581
Credence Systems* ..............   28,400     2,450,388
Electro Scientific Industries* .   28,200     2,053,313
KLA Tencor* ....................   12,100     1,347,259
Lam Research* ..................   10,300     1,149,738
Novellus Systems* ..............   46,100     5,648,691
Orbotech* (Israel) .............   37,350     2,901,628
Sensormatic ....................   41,100       716,681
Teradyne* ......................   57,600     3,801,600
                                             ----------
                                             25,270,701
                                             ----------
INTERNET/ONLINE -- 1.5%
AppNet Systems* ................   21,500       939,953
iXL Enterprises* ...............   18,700     1,035,513
PSINet* ........................    8,300       513,303
Ziff-Davis* ....................   48,200       762,162
                                             ----------
                                              3,250,931
                                             ----------
MEDIA -- 14.8%
Ackerley Group .................   19,900       360,688
Adelphia Communications
   (Class A)* ..................   22,500     1,475,859
AMFM* ..........................  122,500     9,585,625
Cablevision Systems
   (Class A)* ..................   20,500     1,547,750
CBS* ...........................   67,100     4,290,206
Charter Communications* ........   91,800     2,008,125
Clear Channel Communications* ..    9,200       821,100

----------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-26 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                  Shares           Value
                                 --------        --------
MEDIA (continued)
Echostar Communications
   (Class A) ...................   18,300     $  1,781,962
Fox Entertainment Group
   (Class A)* ..................   61,100        1,523,681
Infinity Broadcasting
   (Class A)* ..................   68,275        2,470,702
MediaOne Group* ................   45,400        3,487,288
Rogers Communications*
   (Canada) ....................   31,400          777,150
USA Networks* ..................   24,800        1,369,425
Ziff-Davis-ZDNet* ..............    3,900           81,900
                                              ------------
                                                31,581,461
                                              ------------
SEMICONDUCTORS -- 17.4%
Advanced Micro Devices* ........   50,400        1,458,450
Amkor Technology* ..............  185,100        5,205,938
Analog Devices* ................    8,000          744,000
Atmel* .........................   40,000        1,183,750
Avnet ..........................   10,600          641,300
C-Cube Microsystems* ...........   74,100        4,635,881
Cypress Semiconductor* .........   30,000          971,250
Dallas Semiconductor ...........   28,000        1,804,250
Fairchild Semiconductor
   International* ..............   18,800          559,300
Integrated Device Technology* ..   50,700        1,468,716
Intel ..........................   40,300        3,315,934
Lattice Semiconductor* .........   94,500        4,473,984
Linear Technology ..............   20,100        1,438,406

                                 Shares or
                                 Principal
                                  Shares             Value
                                 --------          --------
SEMICONDUCTORS (continued)
Maxim Integrated Products* .....   24,200 shs. $   1,141,181
Microchip Technology* ..........   45,200          3,100,438
Micron Technology* .............   40,100          3,117,775
National Semiconductor* ........   30,100          1,288,656
Xilinx* ........................   12,400            563,812
                                                ------------
                                                  37,113,021
                                                ------------
Total Common Stocks
   (Cost $131,048,415) .........                 203,368,311
                                                ------------
CORPORATE BONDS -- 0.1%
   (Cost $190,000) .............

COMPUTER SOFTWARE -- 0.1%
Activision 63 1/44%, 1/1/2005+.. $190,000            189,050
                                                ------------
REPURCHASE
AGREEMENTS -- 4.6%
   (Cost $9,800,000) ...........                   9,800,000
                                                ------------
Total Investments -- 99.7%
   (Cost $141,038,415) .........                 213,357,361

Other Assets Less
   Liabilities-- 0.3% ..........                     603,888
                                                ------------
Net Assets-- 100.0% ............                $213,961,249
                                                ============

--------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO

                                  Shares           Value
                                 --------        --------
COMMON STOCKS -- 103.1%
ADVERTISING -- 2.8%
DoubleClick* ...................    2,255        $ 571,149
Mediaplex ......................    2,200          137,500
                                                 ---------
                                                   708,649
                                                 ---------
BUSINESS GOODS
AND SERVICES -- 20.0%
Acxion* ........................    6,800          163,413
Affiliated Computer
   Services (Class A)* .........    4,400          202,400


                                  Shares           Value
                                 --------        --------
BUSINESS GOODS
AND SERVICES (continued)
Applied Graphics Technologies*..   13,500         $116,016
Copart* ........................    5,700          246,881
CoStar Group* ..................    8,460          302,974
Creo Products* (Canada) ........    2,300           88,334
CSG Systems International* .....   10,100          399,581
FirstService* (Canada) .........   17,200          237,575
Harris Interactive .............    6,600           86,419
Indus International* ...........   21,300          258,263
Metamor Worldwide* .............    9,800          286,038

------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                                   -- P-27 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO (continued)


                                  Shares           Value
                                 --------        --------
BUSINESS GOODS
AND SERVICES (continued)
Modis Professional Services* ....  32,000       $  456,000
NOVA* ...........................  23,033          726,979
Personnel Group of America* .....  23,800          240,975
PROVANT* ........................  19,770          495,485
U.S. Foodservice* ...............  33,100          554,425
Wilmar Industries* ..............  16,600          287,387
                                                 ---------
                                                 5,149,145
                                                 ---------
CAPITAL GOODS -- 2.3%
Microchip Technology* ...........   5,600          384,125
UCAR International* .............  12,400          220,875
                                                 ---------
                                                   605,000
                                                 ---------
COMPUTER HARDWARE -- 1.3%
Apex* ...........................  10,700          346,413
                                                 ---------
COMPUTER SOFTWARE
and Services -- 20.6%
Answerthink Consulting Group ....   2,500           86,406
Aspect Development ..............   5,100          349,988
Avant!* .........................  16,500          248,016
CareInsite* .....................   2,400          193,275
CBT Group (ADRs)* (Ireland) .....   7,100          238,294
Egreetings Network ..............   2,600           26,406
Engage Technologies* ............   6,600          397,650
Inso* ...........................   4,600          148,638
ISS Group* ......................   5,800          412,163
JDA Software Group ..............   7,000          113,750
Keane ...........................   3,200          101,600
Medicalogic .....................   2,500           52,890
National Instruments* ...........  12,000          461,625
Netscout Systems ................   3,200           99,600
Sciquest.com ....................   2,700          215,663
Structural Dynamics Research* ...  15,500          198,109
SunGard Data Systems* ...........   9,600          228,000
THQ* ............................   4,650          108,112
Transaction Systems
   Architects (Class A)* ........  13,000          364,406
Unigraphics Solutions (Class A)..   9,800          264,600
VerticalNet* ....................   1,500          245,297
Visio ...........................   7,900          375,250
Visual Networks .................   2,100          166,162
Xpedior .........................   7,300          210,103
                                                 ---------
                                                 5,306,003
                                                 ---------

                                  Shares           Value
                                 --------        --------
CONSULTING SERVICES -- 3.8%
Corporate Executive Board*......    2,900       $  161,856
Forrester Research*.............    2,900          199,194
Primark*........................    8,300          230,844
Professional Detailing*.........   12,900          386,597
                                                 ---------
                                                   978,491
                                                 ---------
CONSUMER GOODS
AND SERVICES -- 4.5%
Carey International*............   10,400          255,125
MemberWorks*....................   16,700          553,709
Pre-Paid Legal Services*........    6,500          156,000
Profit Recovery Group
   International*...............    3,900          103,472
SITEL*..........................    9,800           68,600
TeleSpectrum Worldwide*.........    4,400           30,937
                                                 ---------
                                                 1,167,843
                                                 ---------
DRUGS AND HEALTH
CARE -- 12.0%
Affymetrix*.....................    1,200          203,588
Alpharma (Class A)* ............    5,600          172,200
Barr Laboratories*..............    6,800          213,350
Cytyc ..........................    1,300           79,503
Dura Pharmaceuticals*...........   14,300          199,753
Hanger Orthopedic Group*........   11,700          117,000
Noven Pharmaceuticals*..........    5,600          101,850
Omnicare .......................   16,500          198,000
Priority Healthcare (Class B)*..    3,000           86,906
Province Healthcare*............   17,100          328,641
QLT Phototherapeutics...........    2,600          152,425
Renex*..........................   15,200          141,075
Schein Pharmaceutical*..........    6,800           82,450
Teva Pharmaceutical
   Industries (ADRs) (Israel)...   10,100          723,097
Total Renal Care Holdings*......   32,800          219,350
Triangle Pharmaceuticals*.......    5,700           72,853
                                                 ---------
                                                 3,092,041
                                                 ---------
ELECTRONICS -- 12.7%
Anadigics ......................    1,400           66,194
Applied Micro Circuits*.........      700           89,163
AVX ............................    9,700          484,394
Burr-Brown*.....................   24,075          868,205
Cognex*.........................    9,600          374,100

------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-28 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO (continued)

                                       Shares       Value
                                      --------   ----------
ELECTRONICS (continued)
Exar* .............................      3,200   $  188,600
General Semiconductor*.............     27,800      394,412
Hadco* ............................      3,800      193,800
Orbotech* (Israel).................      2,400      186,450
Photon Dynamics* ..................      3,800      146,775
PMC-Sierra* (Canada)...............      1,400      224,393
Veeco Instruments*.................        800       37,425
                                                  ---------
                                                  3,253,911
                                                  ---------
ENERGY -- 2.4%
Barrett Resources*.................      3,400      100,088
Cabot Oil & Gas (Class A)..........     13,700      220,056
Pride International*...............      7,700      112,612
Santa Fe Snyder*...................     21,600      172,800
                                                  ---------
                                                    605,556
                                                  ---------
ENVIRONMENTAL
MANAGEMENT -- 0.1%.................
Waste Connections*.................      1,500       21,516
                                                  ---------

FINANCIAL SERVICES -- 3.3%
Affiliated Managers Group*.........      9,600      388,200
Insignia Financial Group*..........     15,666      136,098
Metris Companies ..................      8,800      314,050
                                                  ---------
                                                    838,348
                                                  ---------
INDUSTRIAL GOODS
AND SERVICES -- 0.6%
United Rentals*....................      9,200      157,550
                                                  ---------
LEISURE AND
ENTERTAINMENT -- 2.7%
Premier Parks*.....................     23,800      687,225
                                                  ---------
MEDIA AND
BROADCASTING -- 2.9%
Insight Communications
   (Class A)*......................      5,800      172,188
Pegasus Communications*............      3,300      319,688
SBS Broadcasting*
   (Luxembourg)....................      5,200      253,337
                                                  ---------
                                                    745,213
                                                  ---------


                                       Shares       Value
                                      --------   ----------
MEDICAL PRODUCTS
AND TECHNOLOGY -- 2.2%
Maxygen ...........................      2,500    $ 178,438
PSS World Medical..................     39,800      378,100
                                                  ---------
                                                    556,538
                                                  ---------
SCHOOLS -- 2.9%
Career Education*..................      6,600      242,963
DeVRY* ............................      5,700      106,163
ITT Educational Services*..........     13,700      211,494
Learning Tree International*.......      6,200      173,405
                                                  ---------
                                                    734,025
                                                  ---------
SEMICONDUCTORS -- 0.9%
Caliper Technologies...............      3,300      220,068
                                                  ---------

TELECOMMUNICATIONS -- 4.1%
Concord Communications*............      2,300      102,709
Copper Mountain Networks...........      2,800      136,150
Illuminet Holdings ................      2,400      131,925
Inet Technologies .................      3,100      217,581
Network Access Solutions...........      4,600      149,500
Tekelec*...........................     10,100      226,303
TranSwitch* .......................      1,400      101,588
                                                -----------
                                                  1,065,756
                                                -----------
TRANSPORTATION -- 1.0%
Expeditors International
   of Washington...................      4,000      174,500
Forward Air*.......................      1,850       80,186
                                                -----------
                                                    254,686
                                                -----------
Total Investments -- 103.1%
   (Cost $21,094,844) .............              26,493,977

Other Assets
   Less Liabilities-- (3.1)% ......               (788,143)
                                                -----------

Net Assets-- 100.0%                             $25,705,834
                                                ===========

-----------------
* Non-income producing security.
See Notes to Financial Statements.


                                   -- P-29 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN GLOBAL GROWTH PORTFOLIO
                                       Shares       Value
                                      --------   ----------
COMMON STOCKS -- 97.0%

AUSTRALIA -- 1.5%
Brambles Industries (Business
   Goods and Services).............      1,750    $  48,405
Cochlear (Drugs and
   Health Care)....................      4,800       63,826
CSL (Drugs and Health Care)........      4,300       61,837
                                                  ---------
                                                    174,068
                                                  ---------
BRAZIL -- 0.6%
Telesp Participacoes (ADRs)*
   (Telecommunications)............      3,000       73,313
                                                  ---------
CHINA -- 0.7%
China Telecom (Hong Kong)
   (Telecommunications)............     14,000       87,528
                                                  ---------
DENMARK -- 0.7%
ISS International Service
   Systems (Business Goods
   and Services)...................      1,200       80,684
                                                  ---------

FINLAND -- 5.6%
Nokia (Telecommunications).........      2,015      365,420
Sonera Group
   (Telecommunications)............      4,450      305,094
                                                  ---------
                                                    670,514
                                                  ---------
FRANCE -- 4.5%
Alcatel (Telecommunications)               910      209,036
Cap Gemini (Computer and
   Technology Related).............        696      176,707
Carrefour Supermarche
   (Retailing) ....................        840      154,958
                                                  ---------
                                                    540,701
                                                  ---------
GERMANY -- 0.7%
Adidas-Salomon (Retailing).........      1,150       86,318
                                                  ---------
GREECE -- 0.9%
Commercial Bank of Greece
   (Financial Services)............        910       70,243
National Bank of Greece* (GDRs)+
   (Financial Services)............      2,200       30,938
                                                  ---------
                                                    101,181
                                                  ---------


                                       Shares       Value
                                      --------   ----------
HONG KONG -- 0.8%
HSBC Holdings
(Financial Services)...............      2,800    $  39,262
Hutchison Whampoa
   (Diversified)...................      4,000       58,146
                                                  ---------
                                                     97,408
                                                  ---------
HUNGARY -- 0.2%
Magyar Tavkozlesi "Matav"
   (ADRs) (Telecommunications) ....        500       18,000
                                                  ---------
IRELAND -- 2.3%
Elan (ADRs)* (Drugs and
   Health Care)....................      4,500      132,750
Ryanair Holdings*
   (Transportation)................     13,600      145,241
                                                  ---------
                                                    277,991
                                                  ---------
ITALY -- 2.8%
Banca Nazionale del Lavoro "BNL"*
   (Financial Services) ...........     38,000      126,723
Mediolanum (Financial Services)....     15,430      202,094
                                                  ---------
                                                    328,817
                                                  ---------
JAPAN -- 13.5%
Able (Financial Services)..........      1,000       59,847
Asahi Pretec (Industrial Goods
   and Services)...................          1       26,306
Chugai Pharmaceutical (Drugs
   and Health Care)................      5,000       54,029
Cresco (Computer and
   Technology Related).............      1,000      115,392
Fancl (Consumer Goods
   and Services)...................        200       53,589
H.I.S. (Entertainment and
   Leisure) .......................      1,300       92,676
Inter (Financial Services).........      1,300       32,417
Itochu Techno (Computer
   and Technology Related).........        100       62,292
Keyence (Electronics)..............        500      202,914
Meitec (Computer and
   Technology Related).............      2,300       73,098
N.I.C. (Drugs and
   Health Care) ...................      2,000       81,166

------------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.
                                   -- P-30 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN GLOBAL GROWTH PORTFOLIO (continued)

                                       Shares       Value
                                      --------   ----------
JAPAN (continued)
Nippon Telegraph & Telephone
   "NTT" (Telecommunications)......          6    $ 102,679
NTT Mobile Communication
Network "NTT DoCoMo"
   (Telecommunications) ...........          3      115,294
Obic Business Consultants
   (Computer and Technology
   Related)........................        500      168,688
Sanix (Consumer Goods
   and Services)...................      1,000      109,525
Shidax Community
   (Entertainment and Leisure).....      1,000       19,558
Sundrug (Retailing) ...............        800       55,545
Tokyo Biso Kogyo (Business
   Goods and Services).............      5,000       54,713
Touei Housing (Construction
   and Property)...................      2,000       66,302
Xebio (Retailing)..................      3,000       56,620
                                                  ---------
                                                  1,602,650
                                                  ---------
MEXICO -- 0.6%
Grupo Carso (ADRs)*
   (Telecommunications) ...........      7,000       69,705
                                                  ---------
NETHERLANDS -- 8.1%
ASM Lithography Holding*
   (Electronics Capital
   Equipment)......................      1,820      202,252
Equant* (Business Goods
   and Services)...................      1,790      203,246
Koninklijke (Royal) Philips
   Electronics (Electronics).......      1,748      237,750
KPNQwest*
   (Telecommunications)............      1,765      117,541
Numico (Consumer Goods
   and Services)...................      2,650       98,892
United Pan-Europe
   Communications (A Shares)*
   (Telecommunications)............        810      103,641
                                                  ---------
                                                    963,322
                                                  ---------
NORWAY -- 1.2%
Tomra Systems (Business Goods
   and Services)...................      8,220      139,123
                                                  ---------


                                       Shares       Value
                                      --------   ----------
SINGAPORE -- 0.6%
NatSteel Electronics Group
   "NEL" (Electronics) ............      8,000    $  42,270
Venture Manufacturing
   (Manufacturing and
   Industrial Equipment)...........      3,000       34,404
                                                  ---------
                                                     76,674
                                                  ---------
SOUTH KOREA -- 0.4%
Korea Telecom (ADRs)*
   (Telecommunications) ...........        670       50,083
                                                  ---------
SPAIN -- 5.6%
Aguas Barcelona (Consumer
   Goods and Services).............      4,560       66,800
Aguas Barcelona* (Consumer
   Goods and Services).............         45          642
Altadis (Tobacco)..................      6,500       92,991
Azkoyen (Manufacturing and
   Industrial Equipment)...........      5,240       41,126
Telefonica Publicidad e
   Informacion*
   (Telecommunications)............      5,600      272,227
Terra Networks* (Computer
   and Technology Related).........      3,500      191,299
                                                  ---------
                                                    665,085
                                                  ---------
SWEDEN -- 3.2%
L.M. Ericsson Telefon (Series B)
   (Telecommunications)............      4,655      299,214
Securitas (Series B) (Consumer
   Goods and Services).............      4,500       81,435
                                                  ---------
                                                    380,649
                                                  ---------
SWITZERLAND -- 1.0%
Credit Suisse Group
   (Financial Services)............        575      114,407
                                                  ---------
UNITED KINGDOM -- 10.8%
Airtours (Entertainment
   and Leisure) ...................      8,500       51,233
Ashtead Group (Construction
   and Property) ..................     19,500       53,482
AstraZeneca (Drugs and
   Health Care)....................      2,685      113,585

------------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-31 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN GLOBAL GROWTH PORTFOLIO (continued)

                                       Shares       Value
                                      --------   ----------
UNITED KINGDOM (continued)
Bodycote International (Industrial
   Goods and Services) ............     15,000   $   72,572
British Telecommunications
   (Telecommunications)............      2,500       60,679
Cable & Wireless
   (Telecommunications)............      2,000       33,883
CMG (Computer and
   Technology Related).............      2,800      207,777
Games Workshop Group
   (Retailing).....................      4,500       33,677
Granada Group (Entertainment
   and Leisure)....................      9,000       90,873
Hilton Group (Entertainment
   and Leisure)....................     13,000       41,071
Parity (Computer and
   Technology Related).............     21,975      132,986
PizzaExpress (Restaurants).........      8,000       94,303
SmithKline Beecham (Drugs
   and Health Care) ...............      3,000       38,203
Spring Group
   (Support Services)..............      6,500       17,933
WPP Group (Business Goods
   and Services)...................     15,000      236,647
                                                  ---------
                                                  1,278,904
                                                  ---------
UNITED STATES -- 30.7%
AES (Electric and
   Gas Utilities) .................      2,500      186,875
America Online* (Computer
   and Technology Related).........      2,800      211,225
American International Group
   (Financial Services) ...........      1,593      172,243
BMC Software* (Computer
   and Technology Related).........      2,700      215,747
CBS* (Media) ......................      4,100      262,144
Cintas (Business Goods
   and Services) ..................      3,700      196,447
Cisco Systems* (Computer and
   Technology Related).............      2,200      235,606
Citigroup (Financial Services).....      3,150      175,022
Coca-Cola (Consumer Goods
   and Services) ..................      1,200       69,900
Compuware* (Computer and
   Technology Related) ............      6,000      223,313
Corning (Diversified)..............      1,800      232,088


                                       Shares       Value
                                      --------   ----------
UNITED STATES (continued)
Disney, Walt (Entertainment
   and Leisure)                          4,850   $  141,863
General Electric (Diversified).....      1,300      201,175
Halliburton (Resources)............      3,300      132,825
Infonet Services*
   (Communications Services) ......      2,300       60,374
MCI WorldCom*
   (Telecommunications)............      3,150      167,048
Medtronic (Drugs and
   Health Care)....................      4,900      178,544
Microsoft* (Computer and
   Technolgy Related) .............      2,000      233,437
Procter & Gamble (Consumer
   Goods and Services).............      1,900      208,169
Tyco International (Diversified)...      4,000      155,500
                                                 ----------
                                                  3,659,545
                                                 ----------
Total Common Stocks
   (Cost $6,990,360)...............              11,536,670
                                                 ----------
PREFERRED STOCKS -- 1.2%
GERMANY -- 1.2%
Porsche (non-voting)*
   (Automotive & Related) .........         43      116,971
Sixt (Retailing)...................      1,350       24,754
                                                 ----------
Total Preferred Stocks
   (Cost $151,385).................                 141,725
                                                 ----------

CORPORATE BONDS -- 0.1%
   (Cost $4,920)
GERMANY -- 0.1%
Metro Finance 0%, 9/7/2013
   (Financial Services) ...........      9,000**      4,720
                                                 ----------
Total Investments -- 98.3%
   (Cost $7,146,665)...............              11,683,115

Other Assets
   Less Liabilities-- 1.7%.........                 205,638
                                                -----------
Net Assets-- 100.0%                             $11,888,753
                                                ===========
---------------------
  * Non-income producing security.
 ** Principal amount reported in German Deutschemarks.
See Notes to Financial Statements.

                                   -- P-32 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO

                                       Shares       Value
                                      --------   ----------
COMMON STOCKS -- 98.0%
AUSTRALIA -- 2.3%
BRL Hardy (Consumer Goods
   and Services)...................      9,754    $  47,076
Cochlear (Medical Products
   and Technology).................      5,700       75,794
CSL (Medical Products
   and Technology).................      5,150       74,060
Data Advantage (Business
   Services).......................     16,600       50,142
Futuris (Automotive Parts
   Manufacturing) .................     32,860       46,176
Pasminco (Metals) .................     44,000       48,251
Perpetual Trustees Australia
   (Financial Services)............      2,800       34,934
Sonic Healthcare (Drugs &
   Healthcare) ....................      7,800       36,621
TAB (Leisure and Hotels)                22,300       40,708
                                                  ---------
                                                    453,762
                                                  ---------
CANADA -- 2.5%
Celestica* (Electronics)...........      2,600      144,300
Cinar (Class B)* (Media)...........      3,800       94,525
Clarica Life Insurance
   (Financial Services)............      4,500       80,969
Clearnet Communications
   (Class A)*
   (Telecommunications) ...........      2,650       91,259
PMC-Sierra* (Technology)...........        500       80,141
                                                  ---------
                                                    491,194
                                                  ---------
CHINA -- 0.1%
Yanzhou Coal Mining (Series H)
   (Resources).....................     82,000       22,680
                                                  ---------
DENMARK -- 1.6%
Danske Traelast (Construction
   and Property) ..................        909       79,933
Sondagsavisen (Media)..............      1,819      107,046
Sydbank (Financial Services).......      1,525       62,924
TK Development (Construction
   and Property) ..................      3,960       72,323
                                                  ---------
                                                    322,226
                                                  ---------
FINLAND -- 0.4%
Rapala Normark
   (Leisure and Hotels)............     14,300       69,155
                                                  ---------

                                       Shares       Value
                                      --------   ----------
FRANCE -- 3.2%
Compagnie Francaise d'Etudes
et de Construction Technip
   "Technip" (Construction
   and Property) ..................      1,057    $ 108,410
Du Pareil au Meme (Retailing)......        887       60,679
Etam Developpement*
   (Retailing) ....................      1,493       38,357
L'Europeenne d'Extincteurs
   (Manufacturing).................      1,242       43,546
Royal Canin (Consumer
   Goods and Services) ............      1,981      139,610
Transiciel (Computer Software).....      2,000      241,598
                                                  ---------
                                                    632,200
                                                  ---------
GERMANY -- 4.6%
Beru (Automotive Parts
   Manufacturing)..................      5,543      163,628
Bien-Haus (Construction
   and Property)...................      2,210       34,289
Hawesko Holding
   (Telecommunications)............      3,185      102,684
Intershop Communications*
   (Computer Software).............        960      274,685
Kamps (Consumer Goods
   and Services)...................      1,264       87,870
Kamps-New* (Consumer Goods
   and Services)...................        882       59,093
Tecis Holding (Financial
   Services).......................      2,340       96,070
Zapf Creation*
   (Manufacturing).................      2,600       86,443
                                                  ---------
                                                    904,762
                                                  ---------
HONG KONG -- 2.1%
ASM Pacific Technology
   (Electronics) ..................     16,000       28,404
Cafe de Coral Holdings
   (Restaurants)...................     70,000       28,140
Dah Sing Financial Group
   (Financial Services)............     11,400       45,462
Esprit Holdings (Retailing) .......     27,000       29,176
Giordano International
   (Retailing).....................     51,000       52,486
JCG Holdings (Financial
   Services) ......................     60,000       33,769

-------------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-33 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                       Shares       Value
                                      --------   ----------
HONG KONG (Continued)
Johnson Electric Holdings
   (Electronics) ..................      6,000    $  38,515
Li & Fung (Consumer Goods
   and Services)...................     16,400       41,140
Mandarin Oriental (Leisure
   and Hotels).....................     41,000       28,700
South China Morning Post
   (Media).........................     56,000       48,267
Varitronix International
   (Manufacturing).................     14,000       32,238
                                                  ---------
                                                    406,297
                                                  ---------
IRELAND -- 2.2%
Esat Telecom Group (ADSs)*
   (Telecommunications)............      2,700      250,425
Ryanair Holdings*
   (Transportation)................     16,580      177,066
                                                  ---------
                                                    427,491
                                                  ---------
ISRAEL -- 1.2%
Orbotech (Manufacturing)...........        600       46,613
Teva Pharmaceutical Industries
   (Drugs and Health Care) ........     2,700       193,303
                                                  ---------
                                                    239,916
                                                  ---------
JAPAN -- 11.9%
Anritsu (Electronics)..............      4,500       31,684
Asahi Diamond Industries
   (Manufacturing).................      6,000       32,447
Asatsu-DK (Advertising)                    900       60,727
Bank of Iwate (Financial
   Services) ......................      1,000       41,072
Citizen Electronics (Electronics)..        400       72,365
The Eighteenth Bank
   (Financial Services) ...........      7,000       25,738
Enplas (Electronics) ..............      1,700       63,172
Fuji Machine Manufacturing
   (Industrial Goods and
   Services).......................      1,000       80,579
Fujicco (Consumer Goods
   and Services)...................      4,000       78,232
Fujitec (Construction
   and Property)...................      3,000       30,070
Glory Kogyo (Manufacturing)........      3,000       57,794
Higashi Nihon House
   (Construction and Property).....      6,000       26,990
H.I.S. (Leisure and Hotel).........      1,300       92,676

                                       Shares       Value
                                      --------   ----------
JAPAN (continued)
Higo Bank (Financial
   Services) ......................      8,000   $   32,466
Hitachi Information Systems
   (Computer Software).............      2,000      116,370
Hitachi Medical (Medical
   Products and Technology)........      2,000       20,927
Hogy Medical (Medical Products
   and Technology) ................        500       32,760
Hokkai Can (Paper and
   Printing) ......................      5,000       10,757
Hokuto (Consumer Goods
   and Services)...................        600       32,212
Horiba Instruments
   (Electronics)...................      4,000       36,104
Iino Kaiun Kaisha
   (Transportation) ...............      4,000        6,689
Iyo Bank (Financial Services)......      5,000       30,706
Japan Information Processing
   Service (Computer
   Software).......................      1,200       44,592
Kentucky Fried Chicken
   (Restaurants)...................      3,000       38,109
Kissei Pharmaceutical (Drugs
   and Health Care)................      2,000       28,946
Komatsu Seiren
   (Manufacturing).................      7,000       24,301
Komori (Capital Goods).............      2,000       38,119
Maspro Denkoh
   (Telecommunications)............      2,000       29,317
Meitec (Computer Software).........      1,000       31,782
Mitsubishi Gas Chemical
   (Chemicals).....................     26,000       50,597
Mitsui Home (Construction
   and Property)...................     12,000       50,577
MKC Stat
   (Computer Software).............      1,000       41,952
Moshi Moshi Hotline
   (Telecommunications)............        300       41,365
Nichicon (Manufacturing)...........      2,000       61,803
Nippon Broadcasting System
   (Media).........................      1,000       87,033
Nippon Seiki (Automotive
   Parts Manufacturing)............      3,000       31,391
Nishio Rent All (Construction
   and Property)...................      3,000       21,416
Nissha Printing (Paper
   and Printing)...................      7,000       41,756
Okinawa Electric Power
   (Electric Utilities)............      1,200       25,230

-------------------
* Non-income producing security.
See Notes to Financial Statements.
                                   -- P-34 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                       Shares       Value
                                      --------   ----------
JAPAN (continued)
Olympus Optical (Electronics)......      2,000   $   28,261
People Co (Consumer
   Goods and Services).............        600       46,939
Rengo (Paper and Printing).........     13,000       66,741
Rohto Pharmaceutical
   (Drugs and Health Care).........      5,000       33,249
Ryoyo Electro (Electronics)........      2,000       31,097
Shimachu (Retailing)...............      1,700       23,440
Sundrug (Retailing)................      1,000       69,431
Takasago International
   (Chemicals) ....................      6,000       24,291
Tokyo Style (Manufacturing)........      3,000       24,643
Towa Pharmaceutical (Drugs
   and Health Care) ...............      3,000       41,365
Tsubaki Nakashima
   (Manufacturing).................      5,000       63,515
Tsudakoma (Manufacturing)..........     20,000       25,621
Tsutsumi Jewelry (Retailing).......      2,500       68,453
Xebio (Retailing) .................      2,100       39,634
Yokohama Reito (Distributors)......      7,000       36,622
                                                 ----------
                                                  2,324,125
                                                 ----------
LUXEMBOURG -- 0.4%
SBS Broadcasting* (Media) .........      1,800       87,694
                                                 ----------
NETHERLANDS -- 1.2%
Athlon Groep (Consumer Goods
   and Services)...................      2,913       63,246
Beter Bed Holding (Retailing)......      3,117       83,220
Samas Groep (Manufacturing)........      7,463       93,235
                                                 ----------
                                                    239,701
                                                 ----------
NORWAY -- 2.3%
Ekornes (Manufacturing)............     16,647      166,770
Petroleum Geo-Services*
   (Energy) .......................      4,713       83,873
Tandberg Television* (Media).......     13,740      189,800
                                                 ----------
                                                    440,443
                                                 ----------
SINGAPORE -- 1.1%
JIT Holdings (Electronics).........     12,000       41,789
NatSteel Electronics Group
   "NEL" (Manufacturing)...........     16,000       31,894
Neptune Orient Lines
   (Transportation)................     34,937       46,778


                                       Shares       Value
                                      --------   ----------
SINGAPORE (continued)
Sembcorp Logistics
   (Transportation)................      9,000   $   36,476
Venture Manufacturing
   (Electronics)...................      4,500       51,606
                                                 ----------
                                                    208,543
                                                 ----------
SPAIN -- 0.5%
Enaco* (Retailing) ................      7,600       37,519
TelePizza* (Consumer Goods
   and Services)...................     15,794       66,832
                                                 ----------
                                                    104,351
                                                 ----------
SWEDEN -- 1.9% Finnveden (Series B)
   (Manufacturing).................      6,281       90,415
Mandator
   (Telecommunications)............     16,311      243,422
Munksjo (Paper and Printing).......      4,161       32,271
                                                 ----------
                                                    366,108
                                                 ----------
SWITZERLAND -- 4.5%
Kaba Holding
   (Business Services).............        212      193,248
Selecta Group (Consumer
   Goods and Services).............        522      164,079
SEZ Holding (Manufacturing)........        329      184,283
Swisslog Holding (Industrial
   Goods and Services).............      1,171      342,312
                                                 ----------
                                                    883,922
                                                 ----------
TAIWAN -- 0.1%
Taiwan American Fund*
   (Miscellaneous) ................      1,700       26,987
                                                 ----------
UNITED KINGDOM -- 16.4%
Ashtead Group (Construction
   and Property) ..................     76,600      210,089
BTG (Technology) ..................      7,023       98,866
Clinton Cards (Retailing)..........     46,200      187,264
Dawsongroup
   (Transportation)................     26,600       72,955
Domnick Hunter Group
   (Manufacturing) ................     20,000      104,206
Druck Holdings (Industrial
   Goods and Services).............     11,500       46,986

-------------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-35 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                       Shares       Value
                                      --------   ----------
UNITED KINGDOM (continued)
F.I. Group (Computer
   Software).......................     45,176   $  561,037
Games Workshop Group
   (Retailing).....................      9,400       70,347
GWR Group (Media)..................     21,000      220,871
Informa Group (Business
   Services).......................     46,426      457,117
National Express Group
   (Transportation)................      8,000       89,319
NDS Group* (ADRs) (Computer
   Software) ......................        400       12,225
Parity (Computer Software).........     75,936      459,541
Pizza Express (Restaurants)........     19,500      229,863
Shire Pharmaceuticals
   Group* (Drugs and Health
   Care)...........................      5,500       55,044
Tilbury Douglas (Construction
   and Property)...................     25,500      104,598
Torotrak* (Automotive Parts
   Manufacturing)..................      7,000       30,695
Trifast (Electrical Distribution)..      8,000      129,772
Trinity International Holdings
   (Media).........................      7,100       76,054
                                                  ---------
                                                  3,216,849
                                                  ---------
UNITED STATES -- 37.3%
Acxiom* (Computer Software) .......      4,500      108,141
Affiliated Computer Services
   (Class A)* (Business
   Services) ......................      1,200       55,200
Affiliated Managers Group*
   (Financial Services)............      2,600      105,137
Affymetrix* (Medical Products
   and Technology) ................        400       67,862
Alpharma (Class A) (Medical
   Products and Technology)........      1,600       49,200
American Capital Strategies
   (Financial Services)............      1,800       40,781
Anadigics* (Electronics)...........        400       18,913
AnswerThink Consulting Group*
   (Consulting Services) ..........        800       27,650
Apex* (Technology).................      2,700       87,412
Applied Graphics Technologies*
   (Paper and Printing)............      3,700       31,797
Applied Micro Circuits*
   (Electronics)...................        200       25,475
Aspect Development*
   (Computer Software).............      1,600      109,800


                                       Shares       Value
                                      --------   ----------
UNITED STATES (continued)
Avant!* (Computer Software) .......      4,300    $  64,634
AVX (Electronics) .................      2,900      144,819
Barr Laboratories* (Drugs and
   Health Care)....................      2,000       62,750
Barrett Resources* (Energy)........      1,000       29,437
Burr-Brown* (Technology)...........      6,750      243,422
Cabot Oil & Gas (Class A)
   (Energy)........................      3,400       54,612
Caliper Technologies*
   (Electronics)...................      1,000       66,687
CareInsite* (Technology)...........        600       48,319
Carey International*
   (Transportation)................      2,900       71,141
Career Education* (Schools)........      1,900       69,944
CBT Group* (Computer
   Software).......................      1,900       63,769
Cognex* (Electronics)..............      2,600      101,319
Concord Communications*
   (Telecommunications)............        600       26,794
Copart* (Retailing)................      1,800       77,962
Copper Mountain Networks*
   (Telecommunications)............        800       38,900
Corporate Executive Board*
   (Consulting Services)...........        900       50,231
CoStar Group* (Industrial
   Goods and Services).............      2,400       85,950
Creo Products* (Computer
   Software).......................        900       34,566
CSG Systems International*
   (Business Services).............      2,900      114,731
Cytyc* (Medical Products
   and Technology) ................        400       24,462
DeVRY* (Schools) ..................      2,500       46,562
DoubleClick* (Technology) .........        705      178,563
Dura Pharmaceuticals* (Drugs
   and Health Care)................      3,800       53,081
Egreetings Network*
   (Technology) ...................        800        8,125
Engage Technologies*
   (Computer Software).............      2,200      132,550
Espeed* (Computer Software)........      1,100       39,222
Exar* (Manufacturing)..............        900       53,044
Expeditors International of
   Washington
   (Transportation) ...............      1,300       56,712
FirstService*
   (Business Services).............      4,100       56,631

-------------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-36 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                         Shares       Value
                                        --------   ----------
UNITED STATES (continued)
Forrester Research*
   (Consulting Services) ............      900   $   61,819
Forward Air* (Transportation) .......      500       21,672
General Semiconductor
   (Technology) .....................    7,500      106,406
Hadco* (Contract Manufacturing/
   Circuit Boards) ..................    1,100       56,100
Hanger Orthopedic Group*
   (Medical Products and
   Technology) ......................    3,400       34,000
Harris Interactive*
   (Communications
   Infrastructure) ..................    2,000       26,187
Illuminet Holdings*
   (Telecommunications) .............      700       38,478
Indus International*
   (Business Services) ..............    6,200       75,175
Inet Technologies*
   (Telecommunications) .............      900       63,169
Insignia Financial Group*
   (Financial Services) .............    3,733       32,430
Inso* (Computer Software) ...........    1,200       38,775
Insight Communications*
   (Media) ..........................    1,500       44,531
ISS Group* (Computer
   Software) ........................    1,700      120,806
ITT Educational Services*
   (Schools) ........................    3,700       57,119
JDA Software Group*
   (Computer Software) ..............    2,400       39,000
Keane (Computer Software) ...........      900       28,575
Learning Tree International*
   (Business Services) ..............    1,800       50,344
Maxygen* (Medical Products
   and Technology) ..................      700       49,962
Mediaplex* (Computer Software) ......      600       37,500
Medialogic* (Medical Products
   and Technology) ..................      700       14,809
MemberWorks* (Consumer
   Goods and Services) ..............    4,800      159,150
Metamor Worldwide* (Business
   Services) ........................    2,800       81,725
Metris Companies (Financial
   Services) ........................    2,300       82,081
Microchip Technology*
   (Technology) .....................    1,800      123,469
Modis Professional Services*
   (Business Services) ..............    8,600      122,550

                                        Shares       Value
                                       --------   ----------
UNITED STATES (continued)
National Instruments*
   (Technology) .....................    3,500   $  134,641
Netscout Systems* (Computer
   Software) ........................    1,100       34,237
Network Access Solutions*
   (Telecommunications) .............    1,400       45,500
NOVA* (Business Services) ...........    6,218      196,256
Noven Pharmaceuticals*
   (Medical Products and
   Technology) ......................    1,500       27,281
OM Group* (Chemicals) ...............    3,900      134,306
Omnicare (Drugs and
   Health Care) .....................    4,800       57,600
Pegasus Communications*
   (Cable Systems and
   Satellite Video) .................      900       87,188
Personnel Group of America*
   (Business Services) ..............    7,400       74,925
Photon Dynamics*
   (Technology) .....................    1,100       42,488
Pre-Paid Legal Services*
   (Business Services) ..............    1,700       40,800
Premier Parks (Leisure and
   Hotels) ..........................    6,400      184,800
Primark (Consumer Goods
   and Services) ....................    2,200       61,188
Pride International* (Energy) .......    2,100       30,713
Priority Healthcare* (Drugs and
   Health Care) .....................      800       23,175
Professional Detailing*
   (Business Services) ..............    3,000       89,906
Profit Recovery Group
   International* (Financial
   Services) ........................    1,150       30,511
Provant* (Business Services) ........    5,060      126,816
Province Healthcare* (Drugs
   and Health Care) .................    3,700       71,110
PSS World Medical* (Drugs
   and Health Care) .................   10,500       99,750
QLT Phototherapeutics* (Drugs
   and Health Care) .................      700       41,038
Renex* (Drugs and
   Health Care) .....................    1,500       13,923
Santa Fe Snyder*
   (Resources) ......................    5,900       47,200
Schein Pharmaceutical* (Drugs
   and Health Care) .................    1,900       23,038
Sciquest.com* (Technology) ..........      800       63,900

---------
* Non-income producing security.
See Notes to Financial Statements.
                                   -- P-37 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                        Shares       Value
                                       --------   ----------
UNITED STATES (continued)
Sitel* (Consumer Goods and
   Services) ........................    2,400   $   16,800
Structural Dynamics Research*
   (Computer Software) ..............    4,400       56,239
SunGard Data Systems*
   (Computer Software) ..............    2,600       61,750
Tekelec* (Telecommunications) .......    2,500       56,017
TeleSpectrum Worldwide*
   (Business Services) ..............    1,200        8,438
THQ* (Technology) ...................    1,350       31,388
Total Renal Care Holdings*
   (Drugs and Health Care) ..........    8,433       56,396
Transaction Systems Architects
   (Class A)* (Technology) ..........    3,600      100,912
TranSwitch*
   (Telecommunications) .............      400       29,025
Triangle Pharmaceuticals*
   (Drugs and Health Care) ..........    1,600       20,450
UCAR International* (Capital
   Goods) ...........................    3,700       65,906
Unigraphics Solutions (Class A)*
   (Business Services) ..............    2,600       70,200
United Rentals* (Consumer
   Goods and Services) ..............    2,600       44,526
U.S. Foodservice* (Business
   Services) ........................    9,200      154,100
VerticalNet* (Technology) ...........      400       65,413

                                        Shares       Value
                                       --------   ----------
UNITED STATES (continued)
Visio* (Computer Software) ..........    2,100  $    99,750
Visual Networks* (Technology) .......      600       47,475
Waste Connections* (Industrial
   Goods and Services) ..............      400        5,737
Wilmar Industries* (Consumer
   Goods and Services) ..............    4,500       77,906
Xpedior* (Computer Software) ........    2,200       63,319
                                                -----------
                                                  7,306,176
Total Common Stocks
   (Cost $13,779,272) ...............            19,174,582
                                                -----------
PREFERRED STOCKS -- 0.3%
   (Cost $159,166)

GERMANY -- 0.3%
Sixt (Retailing) ....................    2,782       51,012
                                                -----------
Total Investments -- 98.2%
   (Cost $13,938,438) ...............            19,225,594

Other Assets
   Less Liabilities-- 1.8% ..........               343,052
                                                -----------
Net Assets-- 100.0% .................           $19,568,646
                                                ===========

--------------------------------------------------------------------------------
SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

                                        Shares       Value
                                       --------   ----------
COMMON STOCKS -- 97.8%
AUSTRALIA -- 1.1%
Cable & Wireless*
   (Telecommunications) .............   40,000     $133,694
Ecorp* (Computers and
   Business Services) ...............   15,000       37,528
Hutchison Telecom*
   (Telecommunications) .............   22,000       61,830
                                                   --------
                                                    233,052
                                                   --------
FINLAND -- 2.7%
Nokia (Telecommunications) ..........    2,380      431,613
Tietoenator (Computer
   Software) ........................    2,600      162,409
                                                   --------
                                                    594,022
                                                   --------

                                        Shares       Value
                                       --------   ----------
FRANCE -- 3.1%
Altran Technologies (Computers
   and Business Services) ...........      580     $350,610
STMicroelectronics* (Electronics) ...    1,850      284,800
STMicroelectronics* (Electronics) ...      400       60,575
                                                   --------
                                                    695,985
                                                   --------
GERMANY -- 3.0%
ELMOS Semiconductor*
   (Semiconductors) .................    5,500      238,274
Epcos* (Telecommunications) .........    3,000      223,665
Mannesmann (Machinery and
   Equipment) .......................      850      205,872
                                                   --------
                                                    667,811
                                                   --------
---------------
* Non-income producing security.
See Notes to Financial Statements.
                                   -- P-38 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (continued)

                                        Shares       Value
                                       --------   ----------
HONG KONG -- 0.8%
Elec & Eltek International
   Holdings (Manufacturing) .........  150,000   $   27,980
I-Cable Communications* (ADRs)
   (Media) ..........................    6,000      153,750
                                                 ----------
                                                    181,730
                                                 ----------
ISRAEL -- 6.8%
Check Point Software
   Technologies*
   (Computer Software) ..............    3,200      636,000
Gilat Satellite Networks
   (Telecommunications) .............    2,000      237,250
Orbotech* (Electronics Capital
   Equipment) .......................    6,000      466,125
Tecnomatix Technologies*
   (Computer Software) ..............    5,700      162,450
                                                 ----------
                                                  1,501,825
                                                 ----------
JAPAN -- 15.1%
Advantest (Electronics Capital
   Equipment) .......................    2,000      528,066
Fujitsu (Semiconductors) ............    5,000      227,851
Hirose Electronics (Electronics) ....    1,200      268,844
Murata Manufacturing
   (Electronics) ....................    2,000      469,392
Rohm (Semiconductors) ...............    1,000      410,718
Secom (Computer and
   Business Services) ...............    2,000      220,027
Sharp (Electronics) .................   13,000      332,437
Sony (Electronics) ..................    2,000      592,607
TDK (Electronics) ...................    2,000      275,963
                                                 ----------
                                                  3,325,905
                                                 ----------
NETHERLANDS -- 3.0%
ASM Lithography* (Electronics
   Capital Equipment) ...............    2,600      294,612
ASM Lithography Holding*
   (Electronics Capital
   Equipment) .......................      800       88,902
Koninklijke (Royal) Philips
   Electronics (Electronics) ........    2,024      275,289
                                                   --------
                                                    658,803
                                                   --------
SINGAPORE -- 3.2%
Creative Technology (Computer
   Hardware/Peripherals) ............   17,100      293,372

                                        Shares       Value
                                       --------   ----------
SINGAPORE (continued)
Elec & Eltek International
   Holdings (Manufacturing) .........   45,000     $145,800
Informatics Holdings
   (Computer and
   Business Services) ...............   70,000       43,290
Venture Manufacturing
   (Electronics) ....................   20,000      229,361
                                                   --------
                                                    711,823
                                                   --------
SOUTH KOREA -- 1.1%
Samsung Electronics (GDRs)+
   (Electronics) ....................    1,622      194,437
Samsung Electronics (GDRs)+
   (1/2 non-voting)
   (Electronics) ....................      478       37,762
SK Telecommunications Group
   (ADRs) (Telecommunications) ......      554       21,260
                                                   --------
                                                    253,459
                                                   --------
SWEDEN -- 1.0%
L.M. Ericsson Telefon (Series B)
   (Communications
   Infrastructure) ..................   3,300       212,118
                                                   --------
SWITZERLAND -- 0.8%
Miracle Holding* (Computer
   Software) ........................     600       173,508
                                                   --------
TAIWAN -- 2.8%
Hon Hai Precision Industry
   (GDRs)* (Electronics Capital
   Equipment) .......................   7,900       152,667
Siliconware Precision Industries
   (GDRs)* (Electronics Capital
   Equipment) .......................   6,671        96,563
Taiwan Semiconductor
   Manufacturing (ADRs)*
   (Semiconductors) .................   8,000       360,000
                                                   --------
                                                    609,230
                                                   --------
UNITED KINGDOM -- 6.2%
Cable & Wireless
   (Telecommunications) .............   6,000       101,649
Celltech* (Medical Products
   and Technology) ..................   8,700        74,822
----------
* Non-income producing security.
See Notes to Financial Statements.
                                   -- P-39 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (continued)

                                        Shares       Value
                                       --------   ----------
UNITED KINGDOM (continued)
CMG (Computer and Business
   Services) ........................   3,000    $  222,618
COLT Telecom Group*
    (Telecommunications) ............   5,100       263,661
Logica (Computer
   and Business Services) ...........   5,450       140,217
Sage Group (Computer
   Software) ........................  24,000       293,588
Telewest Communications (Cable
   Systems & Satellite Video) .......  18,000        96,115
Vodafone (Telecommunications) .......  35,000       172,874
                                                 ----------
                                                  1,365,544
                                                 ----------
UNITED STATES -- 47.1%
3DO* (Computer Software) ............   5,700        51,923
Acclaim Entertainment (Computer
   Software) ........................   3,600        18,562
Act Manufacturing* (Contract
   Manufacturing) ...................   4,200       158,156
Activision* (Computer Software) .....   4,700        72,262
Adaptec* (Computer Hardware/
   Peripherals) .....................   5,700       284,109
Amdocs* (Computer
   and Business Services) ...........   8,000       276,000
American Power Conversion*
   (Computer Hardware/
   Peripherals) .....................  10,700       281,878
Amkor Technology*
   (Semiconductors) .................  14,800       416,250
Apex* (Computer Hardware/
   Peripherals) .....................   5,750       186,156
Arrow Electronics*
   (Semiconductors) .................   1,100        27,913
Artesyn Technologies* (Computer
   Hardware/Peripherals) ............   2,900        60,809
Autodesk (Computer Software) ........   4,000       134,875
Avnet (Semiconductors) ..............   1,100        66,550
BMC Software* (Computer
   Software) ........................   1,700       135,841
Caliper Technologies*
   (Semiconductors) .................   3,000       200,063
C-Cube Microsystems*
   (Semiconductors) .................   4,000       250,250
Citrix Systems* (Computer
   Software) ........................   1,000       122,969
Cognex* (Electronics Capital
   Equipment) .......................   3,400       132,494

                                        Shares       Value
                                       --------   ----------
UNITED STATES (continued)
Computer Associates
   International (Computer
   Software) ........................    1,700   $  118,894
Compuware* (Computer
   Software) ........................   11,400      424,294
Credence Systems* (Electronics
   Capital Equipment) ...............    2,300      198,447
CSG Systems International*
   (Computer and Business
   Services) ........................    2,500       98,906
Dallas Semiconductor
   (Semiconductors) .................    2,300      148,206
Deltathree.com*
   (Telecommunications) .............      500       12,844
DII Group* (Contract
   Manufacturing) ...................    2,300      163,228
Electro Scientific Industries*
   (Electronics Capital
   Equipment) .......................    2,900      211,156
Electronic Arts* (Computer
   Software) ........................    1,100       92,469
Electronics for Imaging*
   (Electronics) ....................    5,700      334,163
Entrust Technologies*
   (Computer and
   Business Services) ...............    2,100      125,803
Global Telesystems*
   (Telecommunications) .............    6,400      221,600
Hadco* (Contract Manufacturing) .....    3,400      173,400
HNC Software*
   (Computer Software) ..............    2,000      211,938
Lattice Semiconductor*
   (Semiconductors) .................   10,300      487,641
Lexmark International Group
   (Class A)*(Computer
   Hardware/Peripherals) ............    2,200      199,100
Linear Technology
   (Semiconductors) .................    2,200      157,438
Mastech* (Computer and
   Business Services) ...............      100        2,478
Microchip Technology*
   (Semiconductors) .................    3,100      212,641
Micron Technology*
   (Semiconductors) .................    2,300      178,825
Microsoft* (Computer Software) ......    4,600      536,906

----------
*Non-income producing security.
See Notes to Financial Statements.
                                   -- P-40 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (continued)

                                        Shares       Value
                                       --------   ----------
UNITED STATES (continued)
Navigant Consulting* (Computer
   and Business Services) ...........   11,400  $   123,975
Novellus Systems* (Electronics
   Capital Equipment) ...............    4,000      490,125
NTL* (Telecommunications) ...........    2,362      294,364
Pacific Gateway Exchange*
   (Telecommunications) .............    1,800       30,656
Parametric Technology*
   (Computer Software) ..............   10,300      278,422
Peregrine Systems* (Computer
   Software) ........................    2,200      185,006
Rational Software* (Computer
   Software) ........................    4,600      226,406
Rogers Communications
   (Class B)* (Media) ...............    6,300      155,925
Rudolph Technologies*
   (Electronics Capital
   Equipment) .......................    3,000      100,500
SCI Systems* (Contract
   Manufacturing) ...................    2,300      189,031
Sensormatic Electronics*
   (Electronics) ....................    1,100       19,181

                                        Shares       Value
                                       --------   ----------
UNITED STATES (continued)
Somera Communications*
   (Communications
   Infrastructure) ..................    3,500  $    43,422
SunGard Data Systems*
   (Computer And Business
   Services) ........................    5,700      135,375
Symantec* (Computer Software) .......    5,700      334,697
Synopsys* (Computer Software) .......    4,300      286,353
Teradyne* (Electronics Capital
   Equipment) .......................    3,700      244,200
TSI International Software*
   (Computer Software) ..............    1,100       62,219
Ziff-Davis* (Media) .................    2,000       31,625
                                                -----------
                                                 10,418,919
                                                -----------
Total Investments -- 97.8%
    (Cost $12,482,274) ..............            21,603,734

Other Assets
   Less Liabilities-- 2.2% ..........               483,613
                                                -----------

Net Assets-- 100.0% .................           $22,087,347
                                                ===========

--------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO

                                       Principal
                                        Shares       Value
                                       ---------   ---------
CORPORATE BONDS -- 80.7%
ADVERTISING -- 0.1%
Adams Outdoor Advertising
   10-3/4%, 3/15/2006 ............... $ 25,000     $ 26,125
                                                   --------
AEROSPACE -- 0.1%
Condor Systems 11-7/8%,
    5/1/2009+ .......................   50,000       37,813
                                                   --------
AUTOMOTIVE AND
RELATED -- 0.3%
Diamond Triumph Automotive
   9-1/4%, 4/1/2008+ ................  110,000       77,550
                                                   --------

                                       Principal
                                        Shares       Value
                                       ---------   ---------
BROADCASTING -- 0.9%
AMFM Operating 12-5/8%,
    10/31/2006 ...................... $ 51,800     $ 59,052
Capstar Broadcasting 0%,
    (12-3/4% **), 2/1/2009 ..........  125,000      111,875
Cumulus Media 10-3/8%,
    7/1/2008 ........................   70,000       73,150
                                                   --------
                                                    244,077
                                                   --------
BUSINESS SERVICES -- 1.4%
AKI 10-1/2%, 7/1/2008 ...............   55,000       49,225
Iron Age 9-7/8%, 5/1/2008 ...........  250,000      186,250

----------
+  Rule 144A security.
*  Non-income producing security.
** Deferred interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.
                                   -- P-41 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                       Principal
                                        Amount       Value
                                       --------   ----------
BUSINESS SERVICES (continued)
Iron Age Holding
   0% (12-1/8%**), 5/1/2009 ......... $ 80,000  $    20,400
Muzak 9-7/8%, 3/15/2009 .............  100,000       96,500
Pierce Leahy 11-1/8%, 7/15/2006 .....   25,000       26,625
                                                -----------
                                                    379,000
                                                -----------
CABLE SYSTEMS AND
SATELLITE VIDEO -- 6.3%
Avalon Cable Holdings 0%,
    (11-7/8%**), 12/1/2008 ..........  125,000       82,188
Charter Communications
   Southeast Holdings 0%,
    (9.92%**), 4/1/2011 .............  450,000      266,062
GCI 9-3/4%, 8/1/2007 ................  245,000      229,075
Golden Sky Systems 12-3/8%,
    8/1/2006 ........................  350,000      374,500
Northland Cable Television
   10-1/4%, 11/15/2007 ..............  150,000      151,125
Pegasus Communications 9-3/4%,
   12/1/2006 ........................   85,000       86,275
Pegasus Communications
   12-1/2%, 8/1/2007+ ...............  200,000      219,000
Rogers Cablesystems 11%,
    12/1/2015 .......................  135,000      149,175
United Pan-Europe
   Communications (Netherlands)
   10-7/8%, 11/1/2007+ ..............   70,000       71,400
United Pan-Europe
   Communications (Netherlands)
   11-1/4%,11/1/2009+ ...............   75,000       77,343
                                                -----------
                                                  1,706,143
                                                -----------
CHEMICALS -- 2.4%
Koppers Industry 9-7/8%,
    12/1/2007 .......................  175,000      160,125
Lyondell Chemical (Series B)
    9-7/8%, 5/1/2007 ................  100,000      102,500
Lyondell Chemical 10-7/8%,
    5/1/2009 ........................  170,000      175,950
Texas Petrochemicals 11-1/8%,
   7/1/2006 .........................  225,000      199,125
                                                -----------
                                                    637,700
                                                -----------

                                       Principal
                                        Amount       Value
                                       --------   ----------
COMMUNICATIONS
INFRASTRUCTURE -- 2.1%
Crown Castle International 0%
   (10-5/8%**),11/15/2007 ........... $ 75,000     $ 56,719
Pinnacle Holdings 0%
    (10%**), 3/15/2008 ..............  625,000      412,500
SpectraSite Holdings 0%
   (11-1/4%**), 4/15/2009 ...........  175,000       94,062
                                                   --------
                                                    563,281
                                                   --------
CONSUMER PRODUCTS -- 1.9%
Anchor Advanced Products
   11-3/4%, 4/1/2004 ................  225,000      185,625
Diamond Brand Operating
   10-1/8%, 4/15/2008 ...............  125,000       96,875
French Fragrances (Series B)
   10-3/8%, 5/15/2007 ...............  125,000      123,125
Moll Industries 10-1/2%,
   7/1/2008 .........................   80,000       32,400
United Industries 9-7/8%,
   4/1/2009 .........................   90,000       82,575
                                                   --------
                                                    520,600
                                                   --------
CONTAINERS -- 0.6%
BPC Holding 12-1/2%,
   6/15/2006 ........................  176,000      169,840
                                                   --------
CONTRACT MANUFACTURING/
CIRCUIT BOARDS -- 1.9%
Hadco 9-1/2%, 6/15/2008 .............  160,000      155,600
MCMS 9-3/4%, 3/1/2008 ...............  235,000      118,675
Viasystems 9-3/4%, 6/1/2007 .........  450,000      240,750
                                                   --------
                                                    515,025
                                                   --------
ENERGY -- 0.4%
Abraxas Petroleum 11-1/2%,
   11/1/2004 ........................  105,000       96,075
                                                   --------
ENVIRONMENTAL SERVICES -- 1.3%
Allied Waste North America
   10%, 8/1/2009+ ...................  375,000      337,500
                                                   --------

EQUIPMENT -- 2.2%
Neff 10-1/4%, 6/1/2008 ..............  150,000      144,750
Universal Compression Holdings
   0% (11-3/8%**), 2/15/2009 ........  145,000       77,575
-----------
+  Rule 144A security.
** Deferred interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.
                                  -- P-42 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                       Principal
                                        Amount       Value
                                       --------   ----------
EQUIPMENT (continued)
Williams Scotsman 9-7/8%,
   6/1/2007 ......................... $375,000   $  361,875
                                                 ----------
                                                    584,200
                                                 ----------
FINANCIAL SERVICES -- 2.1%
AMRESCO 10%, 3/15/2004 ..............  150,000       95,250
Dollar Financial Group 10-7/8%,
   11/15/2006 .......................  225,000      226,125
Ocwen Capital Trust I 10-7/8%,
   8/1/2027 .........................  200,000      129,000
Veritas Capital Trust 10%,
   1/1/2028 .........................  145,000      109,112
                                                 ----------
                                                    559,487
                                                 ----------
FOOD -- 1.2%
AFC Enterprises 10-1/4%,
   5/15/2007 ........................  110,000      111,237
AmeriKing 10-3/4%, 12/1/2006 ........  130,000      120,250
Carrols 9-1/2%, 12/1/2008 ...........   85,000       77,775
Packaged Ice 9-3/4%, 2/1/2005 .......   15,000       13,800
                                                 ----------
                                                    323,062
                                                 ----------
GAMING/HOTEL -- 4.5%
Alliance Gaming 10%, 8/1/2007 .......   75,000       43,875
Ameristar Casino 10-1/2%,
   8/1/2004 .........................  225,000      229,500
Casino Magic of Louisiana 13%,
   8/15/2003 ........................   30,000       34,013
Hollywood Casino 11-1/4%,
   5/1/2007 .........................  170,000      178,500
Trump Atlantic City Funding
   11-1/4%, 5/1/2006 ................  580,000      472,700
Trump Hotels & Casino Resorts
   Funding 15-1/2%, 6/15/2005 .......  310,000      256,525
                                                 ----------
                                                  1,215,113
                                                 ----------
HEALTH CARE/MEDICAL
PRODUCTS -- 3.5%
ALARIS Medical 9-3/4%,
   12/1/2006 ........................  185,000      160,950
ALARIS Medical 0%
   (11-1/8%**), 8/1/2008 ............  225,000       93,656
Dade International 11-1/8%,
   5/1/2006 .........................  225,000      220,500

                                       Principal
                                        Amount       Value
                                       --------   ----------
HEALTH CARE/MEDICAL
PRODUCTS (continued)
Everest Healthcare Services
   9-3/4%, 5/1/2008 ................. $135,000     $127,575
Global Health Sciences 11%,
   5/1/2008 .........................  345,000      215,625
Paracelsus Healthcare 10%,
   8/15/2006 ........................  225,000      124,875
                                                   --------
                                                    943,181
                                                   --------
INDUSTRIAL/
MANUFACTURING -- 3.5%
Airxcel 11%, 11/15/2007 .............  215,000      197,800
Alliance Laundry System 9-5/8%,
   5/1/2008 .........................  215,000      183,825
Coyne International Enterprises
   11-1/4%, 6/1/2008 ................  155,000      139,500
Day International Group 9-1/2%,
   3/15/2008 ........................  165,000      138,600
Great Lakes Acquisition 0%
   (13-1/8%**), 5/15/2009 ...........   75,000       40,875
Great Lakes Carbon 10-1/4%,
   5/15/2008 ........................  245,000      233,975
                                                 ----------
                                                    934,575
                                                 ----------
INTERNET AND RELATED -- 5.2%
Exodus Communications 11-1/4%,
   7/1/2008 .........................  260,000      269,750
Exodus Communications 10-3/4%,
   12/15/2009+ ......................   55,000       56,238
PSINet 10%, 2/15/2005 ...............  175,000      173,906
PSINet 10-1/2%, 12/1/2006+ ..........  115,000      116,438
PSINet 11-1/2%, 11/1/2008 ...........   90,000       94,500
PSINet 11%, 8/1/2009 ................  185,000      191,475
Splitrock Services 11-3/4%,
   7/15/2008 ........................   80,000       75,200
Verio 13-1/2%, 6/15/2004 ............  175,000      192,937
Verio 10-3/8%, 4/1/2005 .............   85,000       87,125
Verio 11-1/4%, 12/1/2008 ............  105,000      110,775
Verio 10-5/8%, 11/15/2009+ ..........   25,000       25,750
                                                 ----------
                                                  1,394,094
                                                 ----------
LEISURE -- 1.1%
Affinity Group Holding 11%,
   4/1/2007 .........................  300,000      286,500
                                                 ----------
----------
+  Rule 144A security.
** Deferred interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.
                                   -- P-43 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                     Principal
                                       Amount       Value
                                     ---------   ----------
METALS -- 0.1%
Renco Metals 11-1/2%,
   7/1/2003 .........................  $25,000   $   21,125
Royal Oak Mines 12-3/4%,
   8/15/2006* .......................  225,000       10,125
                                                 ----------
                                                     31,250
                                                 ----------
MOBILE SATELLITE
SERVICES -- 2.2%
GlobalStar 11-1/4%, 6/15/2004 .......  355,000      244,950
GlobalStar 10-3/4%, 11/1/2004 .......  230,000      155,250
Loral Space & Communications
   9-1/2%, 1/15/2006 ................   50,000       45,250
ORBCOMM Global 14%,
   8/15/2004 ........................  225,000      163,125
                                                 ----------
                                                    608,575
                                                 ----------
PAGING -- 3.0%
Metrocall 9-3/4%, 11/1/2007 .........  350,000      208,250
Metrocall 11%, 9/15/2008 ............  365,000      220,825
Paging Network 10%,
   10/15/2008 .......................  715,000      210,925
ProNet 11-7/8%, 6/15/2005 ...........  265,000      181,525
                                                 ----------
                                                    821,525
                                                 ----------
PAPER AND PACKAGING -- 0.3%
Crown Paper 11%, 9/1/2005 ...........  120,000       73,800
                                                 ----------
PRINTING AND
PUBLISHING -- 8.6%
Advanstar Communications
   9-1/4%, 5/1/2008 .................  125,000      118,281
American Lawyer Media 9-3/4%,
   12/15/2007 .......................  175,000      170,625
American Media Operations
   10-1/4%, 5/1/2009 ................  285,000      287,137
Liberty Group Publishing 9-3/8%,
   2/1/2008 .........................  225,000      201,375
Liberty Group Publishing 0%
   (11-5/8%**), 2/1/2009 ............  400,000      225,000
NBC Acquisition 0%
   (10-3/4%**), 2/15/2009 ...........  420,000      226,800
Nebraska Book 8-3/4%,
   2/15/2008 ........................   40,000       35,400
Perry-Judd 10-5/8%, 12/15/2007 ......  190,000      171,950

                                     Principal
                                      Amount        Value
                                     ---------   ----------
PRINTING AND
PUBLISHING (continued)
Regional Independent Media
   Group 10-1/2%, 7/1/2008 .......... $250,000   $  254,688
TDL Infomedia Holdings 0%
    (15-1/2%**), 10/15/2010+ ........  600,000      324,000
TransWestern Holdings 0%
   (11-7/8%**), 11/15/2008 ..........  250,000      181,875
Von Hoffman Press 10-7/8%,
   5/15/2007+ .......................  110,000      108,625
                                                 ----------
                                                  2,305,756
                                                 ----------
RETAILING -- 1.7%
Central Tractor 10-5/8%, 4/1/2007....  140,000      129,500
Cole National Group 9-7/8%,
   12/31/2006 .......................   25,000       18,750
Frank's Nursery & Crafts 10-1/4%,
   3/1/2008 .........................  110,000       79,750
Musicland Group 9-7/8%,
   3/15/2008 ........................  140,000      130,200
TM Group Holdings 11%,
   5/15/2008 ........................  115,000      113,563
                                                 ----------
                                                    471,763
                                                 ----------
SEMICONDUCTORS -- 4.4%
Advanced Micro Devices 11%,
   8/1/2003 .........................  485,000      486,213
Amkor Technology 10-1/2%,
   5/1/2009+ ........................  325,000      325,000
Asat Finance 12-1/2%,
   11/1/2006+                           35,000       37,800
Fairchild Semiconductor 10-3/8%,
   10/1/2007 ........................  130,000      134,225
Therma-Wave 10-5/8%,
   5/15/2004 ........................  185,000      191,475
                                                 ----------
                                                  1,174,713
                                                 ----------
TELECOMMUNICATIONS -- 11.5%
BTI Telecom 10-1/2%, 9/15/2007 ......  275,000      257,125
CapRock Communications 12%,
   7/15/2008 ........................  275,000      286,000
CapRock Communications 11-1/2%,
   5/1/2009 .........................   65,000       66,706
Global Crossing Holding 9-1/2%,
   11/15/2009+ ......................  300,000      297,000
----------
+  Rule 144A security.
*  Non-income producing security.
** Deferred interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.
                                   -- P-44 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                       Principal
                                        Amount          Value
                                       --------      ----------
TELECOMMUNICATIONS
(continued)
GlobeNet Communications 13%,
    7/15/2007+ .....................  $200,000      $  204,750
ICG Holdings 0% (11-5/8%**),
   3/15/2007 .......................   250,000         163,750
Metromedia Fiber Network
   10%, 12/15/2009 .................    90,000          92,700
NEXTLINK Communications
   12-1/2%, 4/15/2006 ..............   400,000         433,000
NEXTLINK Communications
   10-3/4%, 6/1/2009 ...............   100,000         103,250
NEXTLINK Communications
   10-1/2%, 12/1/2009+ .............    75,000          76,500
Talton Holdings 11%,
   6/30/2007 .......................   155,000         148,025
Viatel 11-1/4%, 4/15/2008 ..........   115,000         114,713
Viatel 11-1/2%, 3/15/2009 ..........   175,000         178,061
Williams Communications
   10-7/8%, 10/1/2009 ..............    50,000          52,500
World Access 13-1/4%,
   1/15/2008 .......................   285,000         257,925
Worldwide Fiber 12%,
   8/1/2009+ .......................   350,000         362,250
                                                    ----------
                                                     3,094,255
                                                    ----------
TEXTILE -- 0.2%
Supreme International 12-1/4%,
   4/1/2006 ........................    55,000          54,931
                                                    ----------
TRANSPORTATION -- 0.9%
Atlas Air 10-3/4%, 8/1/2005 ........   225,000         230,625
                                                    ----------
UTILITIES -- 0.6%
Midland Cogeneration Venture
   11-3/4%, 7/23/2005 ..............   140,000         152,836
                                                    ----------
WIRELESS TELEPHONY -- 4.2%
American Cellular 10-1/2%,
   5/15/2008 .......................   175,000         194,688
Centennial Cellular 10-3/4%,
   12/15/2008 ......................   225,000         241,875
Nextel Communications 0%
   (10.65%**), 9/15/2007 ...........    95,000          71,250
Nextel Communications 9-3/8%,
   11/15/2009+ .....................    90,000          88,650

                                      Principal
                                       Amount
                                      of Shares        Value
                                      ---------     ----------
WIRELESS TELEPHONY
(continued)
Powertel 11-1/8%, 6/1/2007 .........  $190,000     $   199,500
Price Communications Wireless
   11-3/4%, 7/15/2007 ..............   300,000         328,500
                                                    ----------
                                                     1,124,463
                                                    ----------
 Total Corporate Bonds
   (Cost $24,800,828) ..............                21,695,433
                                                    ----------
PREFERRED STOCKS -- 8.7%
BROADCASTING -- 1.3%
Capstar Broadcasting
   Partnership 12% .................     1,135 shs.    128,539
Cumulus Media 13-3/4% ..............        60          67,350
Sinclair Capital 11-5/8% ...........     1,500         145,875
                                                    ----------
                                                       341,764
                                                    ----------
CABLE SYSTEMS AND
SATELLITE VIDEO -- 0.9%
Pegasus Communications
   (Series A) 12-3/4% ..............       178         187,345
Pegasus Communications
   (units) 12-3/4% .................        50          55,750
                                                    ----------
                                                       243,095
                                                    ----------
CELLULAR -- 1.1%
Dobson Communications 13% ..........        63          68,827
Rural Cellular 11-3/8% .............       227         233,243
                                                    ----------
                                                       302,070
                                                    ----------
COMMUNICATIONS
INFRASTRUCTURE -- 0.7%
Crown Castle International
   12-3/4% .........................       174         180,525
                                                    ----------
CONTRACT
MANUFACTURING/
CIRCUIT BOARDS -- 0.2%
MCMS 12-1/2% .......................     1,531          64,685
                                                    ----------
HEALTH CARE/MEDICAL
PRODUCTS -- 0.2%
River Holding 11-1/2% ..............       979          58,985
                                                    ----------
 --------
+  Rule 144A security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.
                                   -- P-45 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                       Shares          Value
                                      ---------     ----------
INDUSTRIAL/
MANUFACTURING -- 0.4%
Day International Group 12-1/4%......      132      $  102,768
                                                    ----------
PRINTING AND
PUBLISHING -- 0.9%
Liberty Group Publishing
   14-3/4% ..........................   11,017         245,128
                                                    ----------
TELECOMMUNICATIONS -- 2.1%
Global Crossing Holding
   10-1/2% ..........................    2,500         251,875
IXC Communications 12-1/2% ..........      182         200,655
Nextlink
   Communications 14% ...............    1,948         104,705
                                                    ----------
                                                       557,235
                                                    ----------
WIRELESS TELEPHONY -- 0.9%
Nextel Communications 11-1/8% .......      253         253,632
                                                    ----------
Total Preferred Stocks
   (Cost $2,499,008) ................                2,349,887
                                                    ----------
CONVERTIBLE
PREFERRED STOCKS -- 0.5%
INTERNET AND RELATED -- 0.2%
Verio 6-3/4%+ .......................      710          40,115
                                                    ----------
TELECOMMUNICATIONS -- 0.3%
Global Crossing 7%+ .................      305          85,934
                                                    ----------
Total Convertible
   Preferred Stocks
   (Cost $111,750) ..................                  126,049
                                                    ----------

                                    Shares, Rights
                                     or Warrants       Value
                                    -------------   ----------
COMMON STOCKS/RIGHTS/
WARRANTS -- 2.3%

BROADCASTING -- 1.0%
AMFM* ...............................    3,500 shs. $  273,875
                                                    ----------
ENERGY -- 0.1%
Abraxas Petroleum* ..................    8,942 rts.        898
Abraxas Petroleum ...................    8,943 shs.      8,384
                                                    ----------
                                                         9,282
                                                    ----------
TELECOMMUNICATIONS -- 0.1%
Splitrock Services (Warrants
   expiring 7/15/2008)* .............      300 wts.      5,962
World Access ........................      895 shs.     17,229
                                                    ----------
                                                        23,191
                                                    ----------
WIRELESS TELEPHONY -- 1.1%
Price Communications ................   11,000         305,938
                                                    ----------
Total Common Stocks/Rights/
   Warrants (Cost $320,967) .........                  612,286
                                                    ----------
REPURCHASE
AGREEMENTS -- 3.7%
   (Cost $1,000,000) ................                1,000,000
                                                    ----------
Total Investments -- 95.9%
   (Cost $28,732,553) ...............               25,783,655

Other Assets
   Less Liabilities -- 4.1% ..........               1,108,353
                                                   -----------
Net Assets -- 100.0% .................             $26,892,008
                                                   ===========
---------
+  Rule 144A security.
*  Non-income producing security.
See Notes to Financial Statements.

                                   -- P-46 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO
                                       Shares       Value
                                      ---------  ----------
COMMON STOCKS -- 64.3%
AEROSPACE/DEFENSE -- 0.4%
General Dynamics ...................      600    $   31,650
                                                 ----------
AUTOMOTIVE AND RELATED -- 1.6%
DaimlerChrysler ....................       899       70,347
Ford Motor .........................     1,300       69,469
                                                 ----------
                                                    139,816
                                                 ----------
CHEMICALS -- 0.8%
duPont (E.I.) de Nemours ...........     1,000       65,875
                                                 ----------
COMMUNICATIONS -- 5.2%
AT&T ...............................     2,600      131,950
GTE ................................     1,300       91,731
MCI WorldCom* ......................     1,800       95,456
SBC Communications .................     2,679      130,601
                                                 ----------
                                                    449,738
                                                 ----------
COMMUNICATIONS
EQUIPMENT -- 1.7%
Lucent Technologies ................     1,100       82,294
Nortel Networks ....................       600       60,600
                                                 ----------
                                                    142,894
                                                 ----------
COMPUTER AND BUSINESS
SERVICES -- 13.3%
America Online* ....................       700       52,806
Applied Materials* .................     1,100      139,322
Cisco Systems* .....................     1,200      128,512
Dell Computer* .....................     1,200       61,162
Electronic Data Systems ............     1,850      123,834
Hewlett-Packard ....................       500       56,969
Intel ..............................     1,800      148,106
International Business
   Machines ........................     1,000      108,000
Microsoft* .........................     2,600      303,469
Xerox ..............................     1,000       22,689
                                                 ----------
                                                  1,144,869
                                                 ----------
CONSUMER GOODS
AND SERVICES -- 7.9%
Anheuser-Busch .....................       900       63,787
Bestfoods ..........................     1,400       73,587
Clorox .............................     1,500       75,563
Coca-Cola ..........................     1,000       58,250
ConAgra ............................     2,400       54,150
Gillette ...........................     1,500       61,781

                                       Shares       Value
CONSUMER GOODS                        ---------  ----------
AND SERVICES (continued)
PepsiCo ............................     2,300   $   81,075
Philip Morris ......................     2,100       48,694
Procter & Gamble ...................       900       98,606
Sara Lee ...........................     2,800       61,775
                                                 ----------
                                                    677,268
                                                 ----------
DRUGS AND HEALTH
CARE -- 6.1%
Abbott Laboratories ................     1,500       54,469
American Home Products .............     1,900       74,931
Baxter International ...............     1,000       62,813
Bristol-Myers Squibb ...............     1,000       64,188
Johnson & Johnson ..................     1,000       93,125
Merck ..............................     1,200       80,475
Pfizer .............................     1,300       42,169
Schering-Plough ....................     1,200       50,625
                                                 ----------
                                                    522,795
                                                 ----------
ELECTRIC AND GAS
UTILITIES -- 1.8%
Unicom .............................     1,600       53,600
Williams Companies (The) ...........     3,200       97,800
                                                 ----------
                                                    151,400
                                                 ----------
ELECTRICAL
EQUIPMENT -- 2.9%
Honeywell International ............       900       51,919
General Electric ...................     1,300      201,175
                                                 ----------
                                                    253,094
                                                 ----------
ELECTRONICS -- 1.3%
Agilent Technologies* ..............       800       61,850
Raytheon (Class B)* ................     1,800       47,813
                                                 ----------
                                                    109,663
                                                 ----------
ENERGY -- 4.5%
BP Amoco plc (ADRs)
   (United Kingdom) ................     1,400       83,037
Exxon Mobil ........................     1,792      144,368
Royal Dutch Petroleum
   (Netherlands) ...................     1,400       84,613
Schlumberger .......................     1,200       67,500
Transocean Sedco Forex .............       232        7,842
                                                 ----------
                                                    387,360
                                                 ----------
---------
* Non-income producing security
See Notes to Financial Statements.
                                   -- P-47 --
                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO
                                     Shares or
                                     Principal
                                       Amount          Value
                                     ---------      ----------
FINANCE AND
INSURANCE -- 9.9%
American General ..................    1,400 shs.   $ 106,225
American International Group ......       875          94,609
Bank of America ...................     2,421         121,504
Bank of New York ..................     3,100         124,000
Chubb .............................       900          50,681
Citigroup .........................     2,100         116,681
Fannie Mae ........................     1,100          68,681
Mellon Financial ..................     2,100          71,531
Merrill Lynch .....................       500          41,750
Morgan (J.P.) .....................       450          56,981
                                                    ---------
                                                      852,643
                                                    ---------
MACHINERY AND INDUSTRIAL
   EQUIPMENT -- 2.0%
United Technologies ...............     2,700         175,500
                                                    ---------
OFFICE EQUIPMENT -- 0.6%
Pitney Bowes ......................     1,100          53,144
                                                    ---------
PAPER AND FOREST
   PRODUCTS -- 0.8%
Mead ..............................     1,500          65,156
                                                    ---------
PUBLISHING -- 0.6%
Gannett ...........................       600          48,937
                                                    ---------
RETAIL TRADE -- 2.7%
May Department Stores .............     1,650          53,213
Wal-Mart Stores ...................     2,600         179,725
                                                    ---------
                                                      232,938
                                                    ---------
TRANSPORTATION -- 0.2%
United Parcel Service
   (Class B) ......................       300          20,700
                                                    ---------
Total Common Stocks
   (Cost $5,084,473) ..............                 5,525,440
                                                    ---------
CORPORATE BONDS -- 22.0%
AUTOMOTIVE AND
RELATED --1.1%
Dana 6-1/2%, 3/1/2009 .............  $100,000          91,129
                                                    ---------

                                     Principal
                                       Amount          Value
                                     ---------      ----------
CHEMICALS -- 1.2%
Lyondell Chemical 9-5/8%,
   5/1/2007 .......................  $100,000       $ 102,750
                                                    ---------
COMMUNICATIONS -- 1.9%
AT&T Canada 7.65%,
   9/15/2006 ......................    50,000          49,846
Qwest Communications 0%,
   10/15/2007 .....................    50,000          40,750
US West Communications
   7.20%, 11/1/2004 ...............    75,000          74,632
                                                    ---------
                                                      165,228
                                                    ---------
COMPUTER AND BUSINESS
SERVICES -- 2.1%
Dell Computer 6.55%,
   4/15/2008 ......................   100,000          93,844
First Data 5.8%, 12/15/2008 .......   100,000          88,195
                                                    ---------
                                                      182,039
                                                    ---------
DIVERSIFIED -- 0.8%
Textron 6-3/8%, 7/15/2004 .........    70,000          67,586
                                                    ---------
DRUGS AND HEALTH
CARE -- 2.8%
American Home Products
   7.90%, 2/15/2005 ...............    75,000          77,043
Boston Scientific
   6-5/8%, 3/15/2005 ..............    75,000          69,188
Guidant 6.15%, 2/15/2006 ..........   100,000          92,364
                                                    ---------
                                                      238,595
                                                    ---------
ENERGY -- 1.1%
Phillips Petroleum
   6-3/8%, 3/30/2009 ..............   100,000          92,607
                                                    ---------
FINANCE AND
INSURANCE -- 7.3%
Allstate 7.20%, 12/1/2009 .........    75,000          72,959

-----------
* Non-income producing security
See Notes to Financial Statements.

                                   -- P-48 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO (continued)


                                     Principal
                                       Amount        Value
                                     ---------    ----------
FINANCE AND
INSURANCE (continued)
Associates Corp. of North
   America 5-3/4%, 11/1/2003 .......  $100,000   $   95,292
Bank of New York
   7.30%, 12/1/2009 ................    75,000       73,607
Dime Bancorp 7%, 7/25/2001 .........    50,000       49,322
First USA Bank
   6-1/8%, 6/25/2001 ...............   100,000       99,076
Ford Motor Credit
   5.8%, 1/12/2009 .................   100,000       88,900
Heller Financial
   6.50%, 7/22/2002 ................    55,000       54,012
Household Finance
   6%, 5/1/2004 ....................   100,000       95,042
                                                 ----------
                                                    628,210
                                                 ----------
INDUSTRIAL GOODS AND
SERVICES -- 0.4%
Deere 6.55%, 7/14/2004 .............    40,000       38,905
                                                 ----------
MEDIA -- 0.5%
CSC Holdings
   7.25%, 7/15/2008 ................    50,000       47,625
                                                 ----------
RETAIL TRADE -- 2.0%
Nordstrom 5-5/8%, 1/15/2009 ........    50,000       43,459
Staples 7-1/8%, 8/15/2007 ..........    75,000       71,541
Wal-Mart 6.55%, 8/10/2004 ..........    55,000       54,143
                                                 ----------
                                                    169,143
                                                 ----------
TRANSPORTATION -- 0.8%
Delta Air Lines
   7.70%, 12/15/2005 ...............    75,000       73,847
                                                 ----------
Total Corporate Bonds
   (Cost $1,978,459) ...............              1,897,664
                                                 ----------


                                     Principal
                                       Amount        Value
                                     ---------    ----------
US GOVERNMENT AND
GOVERNMENT
AGENCY SECURITIES -- 12.3%
FHLMC GOLD
   5-1/2%, 7/1/2013+ ...............  $277,637   $  258,145
Federal National Mortgage
   Association:+
   6%, 11/1/2010 ...................    91,805       88,573
   6%, 12/1/2028 ...................   190,343      174,323
Government National Mortgage
   Association, Mortgage-backed
   Pass-through Certificates:+
   6%, 12/20/2028 ..................   192,124      174,455
   6-1/2%, 12/15/2028 ..............   285,753      268,520
US Government Gtd. Title XI
   (Bay Transportation)
   7.30%, 6/1/2021 .................    93,000       90,951
                                                 ----------
Total US Government
   and Government
   Agency Securities
   (Cost $1,125,071) ...............              1,054,967
                                                 ----------
ASSET-BACKED
SECURITIES+ -- 2.0%
ELECTRIC AND GAS
UTILITIES -- 1.1%
Peco Energy
   6.05%, 3/1/2009 .................   100,000       93,461
PP&L Transition
   6.83%, 3/25/2007 ................    75,000       74,597
                                                 ----------
Total Asset-Backed Securities
   (Cost $174,857) .................                168,058
                                                 ----------
Total Investments -- 100.6%
   (Cost $8,362,860) ...............              8,646,129

Other Assets
   Less Liabilities -- (0.6)% ......                (51,615)
                                                 ----------
Net Assets -- 100.0% ...............             $8,594,514
                                                 ==========

-----------
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.

                                   -- P-49 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN INTERNATIONAL GROWTH PORTFOLIO

                                       Shares        Value
                                     ---------    ----------
COMMON STOCKs -- 97.3%
AUSTRALIA -- 1.1%
Colonial (Financial Services) ......    16,800   $   75,126
Rio Tinto (Metals) .................     1,100       23,635
Telstra (Telecommunications) .......     2,400       13,049
                                                 ----------
                                                    111,810
                                                 ----------
FINLAND -- 3.1%
Nokia (Telecommunications) .........     1,201      217,801
Sonera Group
   (Telecommunications) ............     1,500      102,841
                                                 ----------
                                                    320,642
                                                 ----------
FRANCE -- 10.5%
Aventis* (Drugs and
   Health Care) ....................     2,143      123,515
AXA-UAP (Insurance) ................       887      123,682
Banque Nationale de Paris
   (Banking) .......................     1,334      123,111
Cap Gemini (Business Services) .....       453      115,012
Castorama Dubois
   Investments (Retailing) .........       251       76,371
STMicroelectronics (Electronics) ...       661      101,758
TOTAL Fina (B Shares)
   (Resources) .....................     1,342      179,149
Valeo (Manufacturing) ..............     1,078       83,193
Vivendi (Industrial Goods and
   Services) .......................     1,628      147,045
                                                 ----------
                                                  1,072,836
                                                 ----------
GERMANY -- 10.7%
Bayerische Hypo-und
   Vereinsbank (Banking) ...........     1,534      104,785
Bayerische Motoren Werke
   "BMW" (Automotive
   and Related) ....................     2,947       90,409
Celanese* (Chemicals) ..............       156        2,892
Deutsche Bank (Banking) ............     1,305      110,508
Deutsche Telekom
   (Telecommunications) ............     2,260      159,045
Epcos* (Telecommunications) ........     1,055       78,656
Mannesmann (Industrial
   Goods and Services) .............       699      169,300
Siemens (Manufacturing) ............     1,145      146,506
Thyssen Krupp (Manufacturing) ......     4,430      137,244
Veba (Utilities) ...................     1,884       92,059
                                                 ----------
                                                  1,091,404
                                                 ----------

                                        Shares       Value
                                       --------   ----------
GREECE -- 1.0%
Hellenic Telecommunications
   Organization
   (Telecommunications) ............     2,700   $   64,162
National Bank of Greece (GDRs)*+
   (Banking) .......................     2,860       40,219
                                                 ----------
                                                    104,381
                                                 ----------
IRELAND -- 0.6%
Bank of Ireland (Banking) ..........     8,000       63,674
                                                 ----------
ITALY -- 3.5%
Banca Popolare di Brescia
   (Banking) .......................     1,759      155,687
ENI (Resources) ....................    17,186       94,539
Unicredito Italiano (Financial
   Services) .......................    23,208      114,105
                                                 ----------
                                                    364,331
                                                 ----------
JAPAN -- 23.2%
ACOM (Financial Services) ..........     1,200      117,465
Asahi Bank (Banking) ...............    19,000      117,055
Asahi Breweries (Consumer
   Products) .......................     5,000       54,665
Asahi Chemical Industry
   (Chemicals) .....................    15,000       77,010
Bridgestone (Automotive and
   Related) ........................     2,000       44,004
Fujitsu (Electronics) ..............     2,000       91,140
Itochu Techno-Science
   (Business Services) .............       400      249,169
Marusan Securities
   (Financial Services) ............    11,000       62,605
Mitsui Chemicals (Chemicals) .......     8,000       64,385
Namco (Entertainment and
   Leisure) ........................     2,400      155,369
Nippon Steel (Metals) ..............    34,000       79,464
Nippon Telegraph &
   Telephone "NTT"
   (Telecommunications) ............         7      119,793
Nippon Television Network
   (Media) .........................       110      129,083
NTT Mobile Communication
   Network "NTT DoCoMo"
   (Telecommunications) ............         4      153,726

-------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                                   -- P-50 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN INTERNATIONAL GROWTH PORTFOLIO (continued)


                                       Shares       Value
                                      --------   ----------
JAPAN (continued)
Oracle (Business Services) ..........      300   $  139,351
Oriental Land (Entertainment
   and Leisure) .....................    1,600      137,375
Rinnai (Manufacturing) ..............    5,000       92,900
Sony (Consumer Products) ............      600      177,782
THK (Industrial Goods and
   Services) ........................    2,000       80,774
Toshiba (Electronics) ...............   16,000      122,042
Uny (Retail) ........................    5,000       48,846
Yamaha Motor (Automotive
   and Related) .....................    9,000       62,312
                                                 ----------
                                                  2,376,315
                                                 ----------
NETHERLANDS -- 9.9%
Akzo Nobel (Health and
   Household) .......................    2,264      113,593
Equant* (Business Services) .........      811       92,085
Fortis (Financial Services) .........    3,587      129,197
ING Groep (Insurance) ...............    2,071      125,067
Koninklijk (Royal) Philips
   Electronics (Electronics) ........      878      119,419
Numico (Consumer Products) ..........    2,146       80,084
Royal Dutch Petroleum
   (Resources) ......................    1,341       82,212
Unilever (Consumer Products) ........    1,219       67,351
VNU (Publishing) ....................    2,562      134,688
Wolters Kluwer (Publishing) .........    2,080       70,412
                                                 ----------
                                                  1,014,108
                                                 ----------
SOUTH KOREA -- 0.5%
Samsung Electronics
    (Electronics) ...................      213       49,897
                                                 ----------
SPAIN -- 4.1%
Banco Bilbao Vizcaya*
   (Banking) ........................    5,511       78,510
Banco Santander Central
   Hispano (Banking) ................   10,113      114,523
Iberdrola (Electronics) .............    5,573       77,260
Telefonica
    (Telecommunications) ............    6,221      155,437
                                                 ----------
                                                    425,730
                                                 ----------

                                       Shares       Value
                                      --------   ----------
SWEDEN -- 1.6%
Electrolux (Series B)
   (Consumer Products) ..............    3,962   $   99,633
L.M. Ericsson Telefon (Series B)
   (Telecommunications) .............    1,000       64,278
                                                 ----------
                                                    163,911
                                                 ----------
SWITZERLAND -- 8.3%
ABB (Industrial Goods and
   Services) ........................    1,088      133,204
Clariant (Chemicals) ................      188       89,704
Credit Suisse Group (Financial
   Services) ........................      258       51,334
Novartis (Health and
   Household) .......................       86      126,402
Roche Holding (Health and
   Household) .......................       10      118,816
Swisscom
   (Telecommunications) .............      239       96,760
UBS (Banking) .......................      433      117,049
Zurich Allied (Insurance) ...........      204      116,447
                                                 ----------
                                                    849,716
                                                 ----------
UNITED KINGDOM -- 19.2%
Allied Zurich (Insurance) ...........    7,500       89,076
AstraZeneca (Drugs and
   Health Care) .....................    2,497      105,632
BP Amoco (Resources) ................   16,178      163,217
British American Tobacco
   (Tobacco) ........................    9,000       50,424
British Telecommunications
   (Telecommunications) .............    6,000      145,629
Bunzl (Manufacturing) ...............   13,500       74,489
Cable & Wireless
   (Telecommunications) .............    4,000       67,766
FKI* (Industrial Goods and
   Services) ........................   24,000       94,757
Glaxo Wellcome (Drugs and
   Health Care) .....................    5,000      141,907
Granada Group (Entertainment
   and Leisure) .....................   12,500      126,212
Laporte (Chemicals) .................    6,000       52,426
Lloyds TSB Group (Banking) ..........    8,000      100,063
Next (Consumer Products) ............    7,000       67,281

------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-51 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN INTERNATIONAL GROWTH PORTFOLIO (continued)

                                       Shares       Value
                                      --------   ----------
United Kingdom (continued)
Railtrack Group (Transportation) ....    5,000   $   82,119
Reckitt Benckisen (Health and
   Household) .......................    6,000       56,699
Royal Bank of Scotland
   (Banking) ........................    6,800      120,374
Scottish & Newcastle
   (Consumer Products) ..............    8,000       56,180
SmithKline Beecham (Health
   and Household) ...................    6,700       85,321
United Utilities (Utilities) ........    8,500       88,231
WPP Group (Media) ...................   12,500      197,206
                                                 ----------
                                                  1,965,009
                                                 ----------

                                                    Value
                                                 ----------
Total Investments -- 97.3%
   (Cost $7,452,649) ................           $ 9,973,764

Other Assets
   Less Liabilities -- 2.7% .........               274,725
                                                -----------

Net Assets -- 100.0% ................           $10,248,489
                                                ===========

--------------------------------------------------------------------------------
SELIGMAN LARGE-CAP GROWTH PORTFOLIO
                                       Shares       Value
                                      --------   ----------
COMMON STOCKS -- 87.6%
CAPITAL GOODS -- 9.9%
Corning .............................      700     $ 90,256
General Electric ....................    1,050      162,488
Honeywell International .............      550       31,728
Tyco International ..................    2,000       77,750
                                                   --------
                                                    362,222
                                                   --------
COMMUNICATIONS
SERVICES -- 5.4%
Lucent Technologies .................    1,000       74,812
MCI WorldCom* .......................    2,325      123,298
                                                   --------
                                                    198,110
                                                   --------
COMPUTER AND BUSINESS
SERVICES -- 0.6%
International Business Machines .....      200       21,600
                                                   --------
CONSUMER
CYCLICALS -- 10.0%
Carnival ............................    1,100       52,594
Dayton Hudson .......................      600       44,062
Harley-Davidson .....................      450       28,828
Home Depot ..........................      600       41,137
Interpublic Group of
   Companies ........................      300       17,306
Newell Rubbermaid ...................    1,300       37,700
Wal-Mart Stores .....................    2,100      145,163
                                                   --------
                                                    366,790
                                                   --------

                                       Shares       Value
                                      --------   ----------
CONSUMER STAPLES -- 12.4%
CBS* ................................    1,150     $ 73,528
Charter Communications ..............      500       10,937
Coca-Cola ...........................    2,350      136,888
Colgate-Palmolive ...................      600       39,000
Disney (Walt) .......................    1,000       29,250
McDonald's ..........................    1,000       40,312
Procter & Gamble ....................      900       98,606
Time Warner .........................      350       25,353
                                                   --------
                                                    453,874
                                                   --------
ENERGY -- 4.0%
Enron ...............................    1,700       75,438
Schlumberger ........................    1,150       64,688
Transocean Sedco Forex ..............      223        7,516
                                                   --------
                                                    147,642
                                                   --------
ELECTRONIC
TECHNOLOGY -- 10.4%
Agilent Technologies* ...............      300       23,194
Broadcom (Class A)* .................      100       27,234
Cisco Systems* ......................      900       96,384
Dell Computer* ......................    1,000       50,969
Intel ...............................      800       65,825
Micron Technology* ..................      600       46,650
Sun Microsystems* ...................      200       15,481
Veritas Software* ...................      150       21,464
Xilinx* .............................      800       36,375
                                                   --------
                                                    383,576
                                                   --------
-----------
* Non-income producing security.
See Notes to Financial Statements.
                                   -- P-52 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN LARGE-CAP GROWTH PORTFOLIO (continued)

                                       Shares       Value
                                      --------   ----------
FINANCIAL SERVICES -- 3.4%
American International Group ........      625   $   67,578
Citigroup ...........................      550       30,559
Wells Fargo .........................      650       26,284
                                                 ----------
                                                    124,421
                                                 ----------
HEALTH CARE -- 4.5%
Amgen ...............................      400       24,013
McKesson HBOC .......................    1,100       24,819
Medtronic ...........................    1,200       43,725
Merck ...............................      500       33,531
Pfizer ..............................    1,250       40,547
                                                 ----------
                                                    166,635
                                                 ----------
PHARMACEUTICAL -- 2.3%
Johnson & Johnson ...................      400       37,250
Lilly (Eli) .........................      700       46,550
                                                 ----------
                                                     83,800
                                                 ----------
TECHNOLOGY -- 21.0%
America Online* .....................    1,000       75,438
BMC Software* .......................      600       47,962

                                       Shares       Value
                                      --------   ----------
TECHNOLOGY (continued)
Computer Associates
   International ....................    1,100   $   76,931
Compuware* ..........................    1,900       70,716
Microsoft* ..........................    1,800      210,094
Motorola ............................      650       95,713
Nokia (ADRs) (Finland) ..............      400       76,000
Oracle* .............................      500       56,016
Siebel Systems* .....................      200       16,825
Yahoo!* .............................      100       43,272
                                                 ----------
                                                    768,967
                                                 ----------
UTILITIES -- 3.7%
AES* ................................    1,800      134,550
                                                 ----------
Total Investments -- 87.6%
   (Cost $2,592,479) ................             3,212,187

Other Assets
   Less Liabilities -- 12.4% ........               456,187
                                                 ----------
Net Assets -- 100.0% ................            $3,668,374
                                                 ==========

--------------------------------------------------------------------------------
SELIGMAN LARGE-CAP VALUE PORTFOLIO
                                       Shares       Value
                                      --------   ----------
COMMON STOCKS -- 97.8%
AEROSPACE -- 6.7%
Goodrich (B.F.)......................   7,000      $192,500
United Technologies..................   3,000       195,000
                                                   --------
                                                    387,500
                                                   --------
AUTOMOTIVE AND RELATED -- 7.0%
Ford Motor...........................   4,100       219,094
General Motors.......................   2,500       181,719
                                                   --------
                                                    400,813
                                                   --------
BANKING -- 9.4%
Bank of America......................   3,205       160,851
Bank of New York.....................   5,000       200,000
Summit Bancorp.......................   6,000       183,750
                                                   --------
                                                    544,601
                                                   --------
CHEMICALS -- 2.3%
Dow Chemical.........................   1,000       133,625
                                                   --------

                                       Shares       Value
                                      --------   ----------
DRUGS AND HEALTH
CARE -- 9.4%
American Home Products...............   1,900      $ 74,931
Bristol-Myers Squibb.................   2,200       141,212
Humana*..............................  20,000       163,750
United Healthcare....................   3,000       159,375
                                                   --------
                                                    539,268
                                                   --------
ENERGY -- 4.1%
El Paso Energy.......................   1,900        73,744
Texaco...............................   3,000       162,938
                                                   --------
                                                    236,682
                                                   --------
FINANCE AND
INSURANCE -- 19.8%
Allstate.............................   7,000       168,000
AXA Financial........................   6,400       216,800
Citigroup............................   3,900       216,694

----------
* Non-income producing security.
See Notes to Financial Statements.
                                   -- P-53 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
Portfolios of Investments (continued)
--------------------------------------------------------------------------------
SELIGMAN LARGE-CAP VALUE PORTFOLIO (continued)


                                       Shares       Value
                                      --------   ----------
FINANCE AND
INSURANCE (continued)
Fannie Mae...........................   2,600   $   162,337
St. Paul Companies...................   7,000       235,813
Washington Mutual....................   5,425       141,050
                                                -----------
                                                  1,140,694
                                                -----------
FOOD -- 6.6%
ConAgra..............................   1,200        27,075
Dole Food............................   8,500       138,125
Safeway*.............................   6,000       213,375
                                                -----------
                                                    378,575
                                                -----------
HOUSEHOLD PRODUCTS
AND FURNISHINGS -- 8.8%
Armstrong World Industries...........   3,600       120,150
Dial.................................   7,400       179,912
Kimberly-Clark.......................   3,200       208,800
                                                -----------
                                                    508,862
                                                -----------
MEDICAL PRODUCTS AND
TECHNOLOGY -- 7.1%
Baxter International.................   3,000       188,438
Medtronic............................   6,000       218,625
                                                -----------
                                                    407,063
                                                -----------


                                       Shares       Value
                                      --------   ----------
PACKAGING -- 3.1%
Crown Cork & Seal....................   8,000   $   179,000
                                                -----------
PAPER AND FOREST
PRODUCTS -- 8.1%
Champion International...............   3,700       229,169
Georgia-Pacific Group................   4,700       238,525
                                                -----------
                                                    467,694
                                                -----------
RETAIL TRADE -- 2.6%
Tandy................................   3,000       147,562
                                                -----------
TOBACCO -- 2.8%
Philip Morris........................   6,850       158,834
                                                -----------
Total Investments -- 97.8%
   (Cost $5,840,799).................             5,630,773

Other Assets
   Less Liabilities -- 2.2%..........               127,107
                                                -----------
Net Assets -- 100.0% ................           $ 5,757,880
                                                ===========

--------------------------------------------------------------------------------
SELIGMAN SMALL-CAP VALUE PORTFOLIO
                                       Shares       Value
                                      --------   ----------
COMMON STOCKS -- 99.1%
ADVERTISING -- 3.6%
True North Communications............   3,500     $ 156,406
                                                  ---------
APPAREL AND TEXTILES -- 2.8%
Cutter & Buck*.......................   8,000       121,500
                                                  ---------
APPLIANCES -- 3.9%
Windmere-Durable Holdings............  10,000       170,000
                                                  ---------
BANKING -- 4.7%
Bay View Capital.....................   7,200       102,150
Commercial Federal...................   6,000       106,875
                                                  ---------
                                                    209,025
                                                  ---------

                                       Shares       Value
                                      --------   ----------
BUILDING AND
CONSTRUCTION -- 3.0%
Dal-Tile International*..............  13,000      $131,625
                                                  ---------
BUSINESS SERVICES -- 3.4%
Complete Business Solutions*.........   6,000       150,562
                                                  ---------
CAPITAL GOODS -- 1.3%
Apogee Enterprises...................  11,000        55,344
                                                  ---------
CONSUMER GOODS AND
SERVICES -- 4.8%
Fresh Del Monte Produce..............  11,000        99,000
Rent-Way*............................   6,000       112,125
                                                  ---------
                                                    211,125
                                                  ---------
----------
* Non-income producing security.
See Notes to Financial Statements.
                                   -- P-54 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------
SELIGMAN SMALL-CAP VALUE PORTFOLIO (continued)

                                       Shares       Value
                                      --------   ----------
DISTRIBUTORS -- 2.5%
Cubic................................   5,050      $110,469
                                                   --------
DRUGS AND
HEALTHCARE -- 7.2%
Apria Healthcare Group...............   8,000       143,500
Omnicare.............................  15,000       180,000
                                                   --------
                                                    323,500
                                                   --------
FINANCE AND
INSURANCE -- 2.6%
Liberty Financial....................   5,000       114,688
                                                   --------
LEISURE AND RELATED -- 3.8%
Harman International Industries......   3,000       168,375
                                                   --------
MACHINERY -- 3.0%
Stewart & Stevenson Services..... ...  11,000       130,281
                                                   --------
MANUFACTURING -- 3.3%
Mueller Industries*..................   4,000       145,000
                                                   --------
MEDICAL PRODUCTS AND
TECHNOLOGY -- 4.1%
Pharmacopeia.........................   8,000       180,750
                                                   --------
OIL AND GAS -- 8.6%
Marine Drilling*.....................   7,000       157,063
Midcoast Energy Resources............   5,000        83,750
Valero Energy........................   7,000       139,125
                                                   --------
                                                    379,938
                                                   --------
PACKAGING/
CONTAINERS -- 4.7%
American National Can Group..........   8,000       104,000
Applied Extrusion Technologies*......  16,000       101,000
                                                   --------
                                                    205,000
                                                   --------


                                       Shares       Value
                                      --------   ----------

PLASTICS -- 2.2%
Lamson & Sessions*...................  19,500    $   95,062
                                                 ----------
PRINTING AND
PUBLISHING -- 2.0%
Cadmus Communications................  10,050        86,053
                                                 ----------
RESTAURANTS -- 2.1%
Jack In The Box......................   4,450        92,059
                                                 ----------
RETAIL TRADE -- 15.7%
Abercrombie & Fitch (Class A)*.......   4,000       106,750
Fred's...............................  10,500       167,016
Stage Stores*........................  25,000        57,813
Trans World Entertainment............  10,500       109,594
Urban Outfitters*....................   6,500       189,719
The Wet Seal (Class A)*..............   5,000        61,406
                                                 ----------
                                                    692,298
                                                 ----------
SPECIALTY METALS/
STEEL -- 4.5%
AK Steel Holding.....................   6,000       113,250
Olympic Steel*.......................  18,000        85,781
                                                 ----------
                                                    199,031
                                                 ----------
TRANSPORTATION -- 5.3%
ABC-NACO*............................   9,000        74,812
Pittston BAX Group...................  15,000       159,375
                                                 ----------
                                                    234,187
                                                 ----------
Total Investments -- 99.1%
   (Cost $4,457,997).................             4,362,278

Other Assets
   Less Liabilities -- 0.9%..........                41,090
                                                 ----------
Net Assets-- 100.0% .................            $4,403,368
                                                 ==========

-----------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-55 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Statements of Assets and Liabilities
-------------------------------------------------------------------------------

                                                                       Seligman        Seligman      Seligman
                                       Seligman        Seligman          Cash           Common    Communications       Seligman
                                          Bond           Capital       Management         Stock    and Information      Frontier
                                       Portfolio       Portfolio       Portfolio       Portfolio     Portfolio         Portfolio
                                      ----------      ----------      ----------      ----------  ---------------      ----------
ASSETS:
Investments, at value (see
  portfolios of investments):
Long-term holdings ................. $ 4,689,899     $26,329,995     $        --     $46,175,803     $203,557,361     $26,493,977
Short-term holdings ................     500,000       2,100,000      16,653,704         500,000        9,800,000              --
                                     -----------     -----------     -----------     -----------     ------------     -----------
Total Investments ..................   5,189,899      28,429,995      16,653,704      46,675,803      213,357,361      26,493,977
Cash ...............................      91,640         182,715         965,095              --               --              --
Interest and dividends receivable ..      72,867           7,602             370          64,156           10,368              --
Receivable for Capital Stock sold ..         100             190              --         675,093        1,183,367           2,487
Receivable from associated
  companies ........................          --              --           7,346              --               --           2,816
Receivable for securities sold .....          --         219,211              --              --          193,059         482,973
                                     -----------     -----------     -----------     -----------     ------------     -----------
Total Assets .......................   5,354,506      28,839,713      17,626,515      47,415,052      214,744,155      26,982,253
                                     -----------     -----------     -----------     -----------     ------------     -----------

LIABILITIES:
Payable for Capital Stock
  redeemed .........................     382,249         669,270             664           1,855           53,245         428,815
Payable to associated companies ....          97              --              --              --               --              --
Payable for securities purchased ...          --         555,114              --              --               --          62,014
Payable to custodian ...............          --              --              --          63,564          535,369         745,381
Unrealized depreciation on
  foreign currencies and forward
  currency contracts ...............          --              --              --              --               --              --
Accrued expenses and other .........      25,012          29,536          14,470          46,912          194,292          40,209
                                     -----------     -----------     -----------     -----------     ------------     -----------
Total Liabilities ..................     407,358       1,253,920          15,134         112,331          782,906       1,276,419
                                     -----------     -----------     -----------     -----------     ------------     -----------
Net Assets ......................... $ 4,947,148     $27,585,793     $17,611,381     $47,302,721     $213,961,249     $25,705,834
                                     ===========     ===========     ===========     ===========     ============     ===========

COMPOSITION OF NET ASSETS:
Capital Stock, at par .............. $       534     $     1,154     $    17,609     $     2,848     $      8,014     $     1,418
Additional paid-in-capital .........   5,376,348      17,033,061      17,591,399      34,577,756      123,543,029      20,738,333
Undistributed net investment
  income  (loss) ...................      (6,147)         (6,209)             --           3,809           (3,542)         (3,266)
Undistributed/accumulated net
  realized gain (loss) .............    (228,598)      1,836,587           2,373       1,415,262       18,094,802        (429,784)
Net unrealized appreciation
  (depreciation) of investments ....    (194,989)      8,721,200              --      11,303,046       72,318,946       5,399,133
Net unrealized appreciation
  (depreciation) on translation
  of assets and liabilities
  denominated in foreign
  currencies and forward
  currency contracts ...............          --              --              --              --               --              --
                                     -----------     -----------     -----------     -----------     ------------     -----------
Net Assets ......................... $ 4,947,148     $27,585,793     $17,611,381     $47,302,721     $213,961,249     $25,705,834
                                     ===========     ===========     ===========     ===========     ============     ===========
Shares of Capital Stock
  Outstanding ($.001 par value) ....     533,565       1,154,036      17,609,008       2,848,031        8,013,532       1,417,839
                                     ===========     ===========     ===========     ===========     ============     ===========
Net Asset Value per Share ..........       $9.27          $23.90           $1.00          $16.61           $26.70          $18.13
                                     ===========     ===========     ===========     ===========     ============     ===========

                                             -- P-56 --
-------------------------------------------------------------------------------
                                                              December 31, 1999
-------------------------------------------------------------------------------

                                                       Seligman       Seligman         Seligman
                                       Seligman     Global Smaller      Global        High-Yield       Seligman
                                    Global Growth     Companies       Technology        Bond            Income
                                      Portfolio       Portfolio       Portfolio       Portfolio        Portfolio
                                      ----------      ----------      ----------      ----------       ----------
ASSETS:
Investments, at value (see
  portfolios of investments):
Long-term holdings ................. $11,683,115     $19,225,594     $21,603,734     $24,783,655      $ 8,646,129
Short-term holdings ................          --              --              --       1,000,000               --
                                     -----------     -----------     -----------     -----------      -----------
Total Investments ..................  11,683,115      19,225,594      21,603,734      25,783,655        8,646,129
Cash ...............................      62,707         275,570         285,405         590,403               --
Interest and dividends receivable ..       5,980          17,526           3,521         583,341           49,743
Receivable for Capital Stock sold ..     138,720          26,705         236,704             100              200
Receivable from associated
  companies ........................       2,063              --              --              --               --
Receivable for securities sold .....      97,927         109,516              --              --               --
                                     -----------     -----------     -----------     -----------      -----------
Total Assets .......................  11,990,512      19,654,911      22,129,364      26,957,499        8,696,072
                                     -----------     -----------     -----------     -----------      -----------

LIABILITIES:
Payable for Capital Stock
  redeemed .........................       1,021           1,541           1,795          29,973              348
Payable to associated companies ....          --           3,345           1,759             210            4,997
Payable for securities purchased ...      71,910          17,866              --              --               --
Payable to custodian ...............          --              --              --              --           73,090
Unrealized depreciation on
  foreign currencies and forward
  currency contracts ...............       6,151           9,740           1,578              --               --
Accrued expenses and other .........      22,677          53,773          36,885          35,308           23,123
                                     -----------     -----------     -----------     -----------      -----------
Total Liabilities ..................     101,759          86,265          42,017          65,491          101,558
                                     -----------     -----------     -----------     -----------      -----------
Net Assets ......................... $11,888,753     $19,568,646     $22,087,347     $26,892,008      $ 8,594,514
                                     ===========     ===========     ===========     ===========      ===========

COMPOSITION OF NET ASSETS:
Capital Stock, at par .............. $       653     $     1,120     $       806     $     2,803      $       867
Additional paid-in-capital .........   7,231,177      13,791,658      11,896,605      31,995,085        8,293,951
Undistributed net investment
  income  (loss) ...................      (2,465)         (3,428)         (2,460)         (3,013)           3,035
Undistributed/accumulated net
  realized gain (loss) .............     129,308         502,186       1,072,509      (2,153,969)          13,392
Net unrealized appreciation
  (depreciation) of investments ....   4,633,911       5,233,063       9,067,367      (2,948,898)         283,269
Net unrealized appreciation
  (depreciation) on translation
  of assets and liabilities
  denominated in foreign
  currencies and forward
  currency contracts ...............    (103,831)         44,047          52,520              --               --
                                     -----------     -----------     -----------     -----------      -----------
Net Assets ......................... $11,888,753     $19,568,646     $22,087,347     $26,892,008      $ 8,594,514
                                     ===========     ===========     ===========     ===========      ===========
Shares of Capital Stock
  Outstanding ($.001 par value) ....     652,622       1,119,504         805,633       2,802,807          867,451
                                     ===========     ===========     ===========     ===========      ===========
Net Asset Value per Share ..........      $18.22          $17.48          $27.42           $9.59            $9.91
                                     ===========     ===========     ===========     ===========      ===========

                                       Seligman        Seligman       Seligman        Seligman
                                     International    Large-Cap       Large-Cap       Small-Cap
                                        Growth          Growth          Value           Value
                                       Portfolio      Portfolio       Portfolio       Portfolio
                                      ----------      ----------      ----------      ----------
ASSETS:
Investments, at value (see
  portfolios of investments):
Long-term holdings ................. $ 9,973,764     $ 3,212,187     $ 5,630,773     $ 4,362,278
Short-term holdings ................          --              --              --              --
                                     -----------     -----------     -----------     -----------
Total Investments ..................   9,973,764       3,212,187       5,630,773       4,362,278
Cash ...............................     276,028         353,327          59,237          19,679
Interest and dividends receivable ..      21,534          1,225           13,393             945
Receivable for Capital Stock sold ..       7,600           4,776           3,428          33,191
Receivable from associated
  companies ........................         809           7,882              --              --
Receivable for securities sold .....          --         109,233          94,028              --
                                     -----------     -----------     -----------     -----------
Total Assets .......................  10,279,735       3,688,630       5,800,859       4,416,093
                                     -----------     -----------     -----------     -----------

LIABILITIES:
Payable for Capital Stock
  redeemed .........................         409           2,084             246             169
Payable to associated companies ....          --              --              85             662
Payable for securities purchased ...          --           9,135          29,824              --
Payable to custodian ...............          --              --              --              --
Unrealized depreciation on
  foreign currencies and forward
  currency contracts ...............       6,920              --              --              --
Accrued expenses and other .........      23,917           9,037          12,824          11,894
Total Liabilities ..................      31,246          20,256          42,979          12,725
                                     -----------     -----------     -----------     -----------
Net Assets ......................... $10,248,489     $ 3,668,374     $ 5,757,880     $ 4,403,368
                                     ===========     ===========     ===========     ===========

COMPOSITION OF NET ASSETS:
Capital Stock, at par .............. $       616     $       302     $       621     $       545
Additional paid-in-capital .........   7,396,589       3,053,423       5,948,246       4,325,975
Undistributed net investment
  income  (loss) ...................      63,641            (304)           (968)         (1,003)
Undistributed/accumulated net
  realized gain (loss) .............     273,996          (4,755)         20,007         173,570
Net unrealized appreciation
  (depreciation) of investments ....   2,631,816         619,708        (210,026)        (95,719)
Net unrealized appreciation
  (depreciation) on translation
  of assets and liabilities
  denominated in foreign
  currencies and forward
  currency contracts ...............    (118,169)             --              --              --
                                     -----------     -----------     -----------     -----------
Net Assets ......................... $10,248,489     $ 3,668,374     $ 5,757,880     $ 4,403,368
                                     ===========     ===========     ===========     ===========
Shares of Capital Stock
  Outstanding ($.001 par value) ....     616,444         301,726         620,631         545,263
                                     ===========     ===========     ===========     ===========
Net Asset Value per Share ..........      $16.63          $12.16           $9.28           $8.08
                                     ===========     ===========     ===========     ===========

-------------------
See Notes to Financial Statements.

                                   -- P-57 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Statements of Operations
-------------------------------------------------------------------------------

                                                                                                       Seligman
                                                                       Seligman       Seligman       Communications
                                       Seligman        Seligman          Cash          Common             and          Seligman
                                         Bond          Capital        Management        Stock         Information      Frontier
                                      Portfolio       Portfolio       Portfolio       Portfolio        Portfolio       Portfolio
                                      ----------      ----------      ----------      ----------       ----------      ----------
INVESTMENT INCOME:
Interest ...........................   $ 387,410      $   70,360        $737,469      $  170,589      $   290,742      $   38,673
Dividends** ........................          --          65,824              --         866,227          209,037          34,633
                                       ---------      ----------        --------      ----------     ------------      ----------
Total Investment Income ............     387,410         136,184         737,469       1,036,816          499,779          73,306
                                       ---------      ----------        --------      ----------     ------------      ----------

EXPENSES:
Management fee .....................      25,174          87,388          59,121         227,424        1,069,705         203,535
Auditing fee .......................       6,312          11,818          19,227          23,961           51,332          13,790
Directors' fees and expenses .......       4,987           5,469           4,570           5,984            6,385           5,223
Custody and related services .......       2,207          12,269           6,416          17,894           60,475          26,087
Registration .......................       1,756           3,065           2,093           7,017           13,616           2,698
Shareholder reports and
  communications ...................       1,576           3,856           1,484           3,879           13,328           3,676
Legal fee ..........................       1,195           2,147           1,718           4,306            9,559           2,472
Miscellaneous ......................       1,715           2,849           1,550           5,511            8,603           3,147
                                       ---------      ----------        --------      ----------     ------------      ----------
Total Expenses Before Waiver/
  Reimbursement ....................      44,922         128,861          96,179         295,976        1,233,003         260,628
Waiver/reimbursement of
  expenses .........................      (7,167)             --         (96,179)             --               --          (2,816)
                                       ---------      ----------        --------      ----------     ------------      ----------
Total Expenses After Waiver/
  Reimbursement ....................      37,755         128,861              --         295,976        1,233,003         257,812
                                       ---------      ----------        --------      ----------     ------------      ----------
Net Investment Income (Loss) .......     349,655           7,323         737,469         740,840         (733,224)       (184,506)
                                       ---------      ----------        --------      ----------     ------------      ----------
NET REALIZED AND
UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:
Net realized gain (loss) on
  investments ......................    (228,598)      7,533,936           1,233      10,832,866       50,179,223         693,862
Net realized loss from foreign
  currency transactions ............          --              --              --              --               --              --
Net change in unrealized
  appreciation/depreciation
  of investments ...................    (454,121)      2,159,898              --      (4,409,218)      49,869,648       1,462,795
Net change in unrealized
  appreciation/depreciation on
  translation of assets and liabilities
  denominated in foreign currencies
  and forward currency contracts ...          --              --              --              --               --              --
                                       ---------      ----------        --------      ----------     ------------      ----------
Net Gain (Loss) on Investments
  and Foreign Currency
  Transactions .....................    (682,719)      9,693,834           1,233       6,423,648      100,048,871       2,156,657
                                       ---------      ----------        --------      ----------     ------------      ----------
Increase (Decrease) in Net
  Assets from Operations ...........   $(333,064)     $9,701,157        $738,702      $7,164,488     $ 99,315,647      $1,972,151
                                       =========      ==========        ========      ==========     ============      ==========

--------------------
* For the period April 30, 1999, commencement of operations, to December 31, 1999.

**Net of foreign tax withheld as follows: $   --       $      --        $     --       $   9,328     $      3,369      $      724

See Notes to Financial Statements.

                                             -- P-58 --

-------------------------------------------------------------------------------
                                           For the Year Ended December 31, 1999
-------------------------------------------------------------------------------

                                                       Seligman        Seligman        Seligman
                                       Seligman     Global Smaller      Global        High-Yield       Seligman
                                    Global Growth     Companies       Technology        Bond            Income
                                      Portfolio       Portfolio       Portfolio       Portfolio        Portfolio
                                      ----------      ----------      ----------      ----------       ----------
INVESTMENT INCOME:
Interest ...........................  $   17,767      $    3,240     $    50,944      $  322,411        $ 123,859
Dividends** ........................      78,929         165,082          44,055       2,986,551          365,913
                                      ----------      ----------     -----------      ----------        ---------
Total Investment Income ............      96,696         168,322          94,999       3,308,962          489,772
                                      ----------      ----------     -----------      ----------        ---------

EXPENSES:
Management fee .....................      94,873         179,034         107,062         150,001           46,448
Auditing fee .......................       7,736          10,578           7,966          14,261            8,543
Directors' fees and expenses .......       6,365           6,602           6,356           5,193            5,359
Custody and related services .......      21,239          80,704          21,941          47,881           13,573
Registration .......................       1,924           2,200           1,861           3,791            2,310
Shareholder reports and
  communications ...................       1,951           2,796           2,152           3,760            3,743
Legal fee ..........................       1,391           1,907           1,460           2,651            1,523
Miscellaneous ......................       1,927           2,503           1,856           1,975            2,265
                                      ----------      ----------     -----------      ----------        ---------
Total Expenses Before Waiver/
  Reimbursement ....................     137,406         286,324         150,654         229,513           83,764
Waiver/reimbursement of
  expenses .........................      (4,586)        (35,680)           (775)        (19,578)         (14,092)
                                      ----------      ----------     -----------      ----------        ---------
Total Expenses After Waiver/
  Reimbursement ....................     132,820         250,644         149,879         209,935           69,672
                                      ----------      ----------     -----------      ----------        ---------
Net Investment Income (Loss) .......     (36,124)        (82,322)        (54,880)      3,099,027          420,100
                                      ----------      ----------     -----------      ----------        ---------
NET REALIZED AND
UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:
Net realized gain (loss) on
  investments ......................   1,718,575         961,203       2,982,910      (2,143,090)         779,879
Net realized loss from foreign
  currency transactions ............     (54,259)       (191,782)        (34,676)             --               --
Net change in unrealized
  appreciation/depreciation
  of investments ...................   2,817,010       3,647,161       7,971,407      (1,145,943)        (931,859)
Net change in unrealized
  appreciation/depreciation on
  translation of assets and liabilities
  denominated in foreign currencies
  and forward currency contracts ...    (222,964)        (36,178)         10,176              --               --
                                      ----------      ----------     -----------      ----------        ---------
Net Gain (Loss) on Investments
  and Foreign Currency
  Transactions .....................   4,258,362       4,380,404      10,929,817      (3,289,033)        (151,980)
                                      ----------      ----------     -----------      ----------        ---------
Increase (Decrease) in Net
  Assets from Operations ...........  $4,222,238      $4,298,082     $10,874,937      $ (190,006)       $ 268,120
                                      ==========      ==========     ===========      ==========        =========

--------------------
* For the period April 30, 1999, commencement of operations, to December 31, 1999.

**Net of foreign tax withheld as follows: $5,468       $  16,994      $    3,725      $       --        $     952

See Notes to Financial Statements.

                                       Seligman        Seligman       Seligman
                                     International    Large-Cap       Large-Cap       Small-Cap
                                        Growth          Growth          Value           Value
                                      Portfolio       Portfolio*      Portfolio       Portfolio
                                      ----------      ----------      ----------      ----------
INVESTMENT INCOME:
Interest ...........................  $    5,563        $  1,265       $   1,531      $       --
Dividends** ........................     158,322           8,754         105,937          29,997
                                      ----------        --------       ---------      ----------
Total Investment Income ............     163,885          10,019         107,468          29,997
                                      ----------        --------       ---------      ----------

EXPENSES:
Management fee .....................      95,391          10,543          43,362          41,087
Auditing fee .......................       7,797           4,894           6,441           5,968
Directors' fees and expenses .......       6,694           2,464           4,594           4,628
Custody and related services .......      41,255           1,527           1,846           1,793
Registration .......................       1,612             157             331             152
Shareholder reports and
  communications ...................       2,059           1,218           1,666           1,538
Legal fee ..........................       1,394             944           1,141           1,061
Miscellaneous ......................       1,975           1,223           1,635           1,612
                                      ----------        --------       ---------      ----------
Total Expenses Before Waiver/
  Reimbursement ....................     158,177          22,970          61,016          57,839
Waiver/reimbursement of
  expenses .........................     (25,594)        (12,427)        (17,654)        (16,752)
                                      ----------        --------       ---------      ----------
Total Expenses After Waiver/
  Reimbursement ....................     132,583          10,543          43,362          41,087
                                      ----------        --------       ---------      ----------
Net Investment Income (Loss) .......      31,302            (524)         64,106         (11,090)
                                      ----------        --------       ---------      ----------
NET REALIZED AND
UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:
Net realized gain (loss) on
  investments ......................   1,862,678          (4,755)         54,497         969,509
Net realized loss from foreign
  currency transactions ............    (148,777)             --              --              --
Net change in unrealized
  appreciation/depreciation
  of investments ...................     789,435         619,708        (318,566)         68,618
Net change in unrealized
  appreciation/depreciation on
  translation of assets and liabilities
  denominated in foreign currencies
  and forward currency contracts ...    (285,019)             --              --              --
                                      ----------        --------       ---------      ----------
Net Gain (Loss) on Investments
  and Foreign Currency
  Transactions .....................   2,218,317         614,953        (264,069)      1,038,127
                                      ----------        --------       ---------      ----------
Increase (Decrease) in Net
  Assets from Operations ...........  $2,249,619        $614,429       $(199,963)     $1,027,037
                                      ==========        ========       =========      ==========

--------------------
* For the period April 30, 1999, commencement of operations, to December 31, 1999.

**Net of foreign tax withheld as follows: $16,384       $     --         $    --      $       --

See Notes to Financial Statements.

                                   -- P-59 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                  Seligman                     Seligman                      Seligman
                                               Bond Portfolio              Capital Portfolio          Cash Management Portfolio
                                          ------------------------     --------------------------     --------------------------
                                           Year Ended December 31,      Year Ended December 31,        Year Ended December 31,
                                          ------------------------     --------------------------     --------------------------
                                             1999          1998           1999           1998            1999           1998
                                          ----------    ----------     -----------    -----------     -----------    -----------
OPERATIONS:
Net investment income (loss)............. $  349,655    $  383,251     $     7,323    $    40,438     $   737,469    $   540,798
Net realized gain (loss) on investments..   (228,598)      123,784       7,533,936      1,655,402           1,233          1,538
Net realized gain (loss) from foreign
  currency transactions..................         --            --              --             --              --             --
Net change in unrealized appreciation/
  depreciation of investments............   (454,121)       37,175       2,159,898      2,577,044              --             --
Net change in unrealized appreciation/
  depreciation on translation of assets
  and liabilities denominated in foreign
  currencies and forward currency
  contracts..............................         --            --              --             --              --             --
                                          ----------    ----------     -----------    -----------     -----------    -----------
Increase (Decrease) in Net Assets
   From Operations.......................   (333,064)      544,210       9,701,157      4,272,884         738,702        542,336
                                          ----------    ----------     -----------    -----------     -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income....................   (353,096)     (383,617)         (8,682)       (42,246)       (737,469)      (540,798)
Realized gain on investments.............         --       (72,294)     (6,178,894)    (1,310,739)             --             --
                                          ----------    ----------     -----------    -----------     -----------    -----------
Decrease in Net Assets
   From Distributions....................   (353,096)     (455,911)     (6,187,576)    (1,352,985)       (737,469)      (540,798)
                                          ----------    ----------     -----------    -----------     -----------    -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares.........  3,696,281     2,476,931       8,798,590     11,707,365      45,713,281     32,521,913
Investment of dividends..................    353,096       383,617           8,682         42,246         737,469        540,798
Shares issued in payment of
  gain distributions.....................         --        72,294       6,178,894      1,310,739              --             --
                                          ----------    ----------     -----------    -----------     -----------    -----------
Total....................................  4,049,377     2,932,842      14,986,166     13,060,350      46,450,750     33,062,711
                                          ----------    ----------     -----------    -----------     -----------    -----------
Cost of shares redeemed.................. (5,736,425)   (2,932,822)    (15,054,648)   (12,239,347)    (39,360,497)   (31,179,640)
                                          ----------    ----------     -----------    -----------     -----------    -----------
Increase (Decrease) in Net Assets
   From Capital Share Transactions....... (1,687,048)           20         (68,482)       821,003       7,090,253      1,883,071
                                          ----------    ----------     -----------    -----------     -----------    -----------
Increase (Decrease) in Net Assets........ (2,373,208)       88,319       3,445,099      3,740,902       7,091,486      1,884,609
Net Assets:
Beginning of year........................  7,320,356     7,232,037      24,140,694     20,399,792      10,519,895      8,635,286
                                          ----------    ----------     -----------    -----------     -----------    -----------
End of Year.............................. $4,947,148    $7,320,356     $27,585,793    $24,140,694     $17,611,381    $10,519,895
                                          ==========    ==========     ===========    ===========     ===========    ===========

--------------------
See Notes to Financial Statements.

                                   -- P-60 --

                                                 Common Stock                  Communications and
                                                   Portfolio                  Information Portfolio
                                           -------------------------     ----------------------------
                                            Year Ended December 31,         Year Ended December 31,
                                           -------------------------     ----------------------------
                                              1999          1998             1999            1998
                                           ----------    -----------     ------------     -----------
OPERATIONS:
Net investment income (loss)............. $   740,840    $   900,842     $   (733,224)   $   (559,960)
Net realized gain (loss) on investments..  10,832,866      3,819,226       50,179,223       5,762,699
Net realized gain (loss) from foreign
  currency transactions..................          --             --               --              --
Net change in unrealized appreciation/
  depreciation of investments............  (4,409,218)     7,459,005       49,869,648      28,175,377
Net change in unrealized appreciation/
  depreciation on translation of assets
  and liabilities denominated in foreign
  currencies and forward currency
  contracts..............................          --             --               --              --
                                          -----------    -----------     ------------    ------------
Increase (Decrease) in Net Assets
   From Operations.......................   7,164,488     12,179,073       99,315,647      33,378,116
                                          -----------    -----------     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income....................    (731,802)      (940,040)              --              --
Realized gain on investments.............  (9,413,530)    (3,824,886)     (31,388,512)     (4,823,503)
                                          -----------    -----------     ------------    ------------
Decrease in Net Assets
   From Distributions.................... (10,145,332)    (4,764,926)     (31,388,512)     (4,823,503)
                                          -----------    -----------     ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares.........  18,687,094     14,190,439       58,041,904     199,351,030
Investment of dividends..................     731,802        940,040               --              --
Shares issued in payment of
  gain distributions.....................   9,413,530      3,824,886       31,388,512       4,823,503
                                          -----------    -----------     ------------    ------------
Total....................................  28,832,426     18,955,365       89,430,416     204,174,533
                                          -----------    -----------     ------------    ------------
Cost of shares redeemed.................. (41,136,919)   (14,518,617)     (65,675,233)   (198,083,052)
                                          -----------    -----------     ------------    ------------
Increase (Decrease) in Net Assets
   From Capital Share Transactions....... (12,304,493)     4,436,748       23,755,183       6,091,481
                                          -----------    -----------     ------------    ------------
Increase (Decrease) in Net Assets........ (15,285,337)    11,850,895       91,682,318      34,646,094
Net Assets:
Beginning of year........................  62,588,058     50,737,163      122,278,931      87,632,837
                                          -----------    -----------     ------------    ------------
End of Year.............................. $47,302,721    $62,588,058     $213,961,249    $122,278,931
                                          ===========    ===========     ============    ============

                                                   Seligman                     Global Growth
                                              Frontier  Portfolio                 Portfolio
                                          --------------------------      ---------------------------
                                            Year Ended December 31,         Year Ended December 31,
                                          --------------------------      ---------------------------
                                             1999           1998             1999            1998
                                          -----------    -----------      -----------      ----------
OPERATIONS:
Net investment income (loss)............. $  (184,506)   $  (218,513)     $   (36,124      $   (4,515)
Net realized gain (loss) on investments..     693,862     (1,118,028)       1,718,575        (276,305)
Net realized gain (loss) from foreign
  currency transactions..................          --             --          (54,259)        (36,450)
Net change in unrealized appreciation/
  depreciation of investments............   1,462,795        896,484        2,817,010       1,405,297
Net change in unrealized appreciation/
  depreciation on translation of assets
  and liabilities denominated in foreign
  currencies and forward currency
  contracts..............................          --             --         (222,964)        239,832
                                          -----------   ------------      -----------      ----------
Increase (Decrease) in Net Assets
   From Operations.......................   1,972,151       (440,057)       4,222,238       1,327,859
                                          -----------   ------------      -----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income....................          --             --               --              --
Realized gain on investments.............          --             --       (1,134,348)        (50,935)
                                          -----------   ------------      -----------      ----------
Decrease in Net Assets
   From Distributions....................          --             --       (1,134,348)        (50,935)
                                          -----------   ------------      -----------      ----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares.........  23,520,563    227,067,285        3,291,118       4,808,045
Investment of dividends..................          --             --               --              --
Shares issued in payment of
  gain distributions.....................          --             --        1,134,348          50,935
                                          -----------   ------------      -----------      ----------
Total....................................  23,520,563    227,067,285        4,425,466       4,858,980
                                          -----------   ------------      -----------      ----------
Cost of shares redeemed..................  38,934,551)  (230,452,830)      (4,267,898)     (2,941,841)
                                          -----------   ------------      -----------      ----------
Increase (Decrease) in Net Assets
   From Capital Share Transactions....... (15,413,988)    (3,385,545)         157,568       1,917,139
                                          -----------   ------------      -----------      ----------
Increase (Decrease) in Net Assets........ (13,441,837)    (3,825,602)       3,245,458       3,194,063
Net Assets:
Beginning of year........................  39,147,671     42,973,273        8,643,295       5,449,232
                                          -----------   ------------      -----------      ----------
End of Year.............................. $25,705,834   $ 39,147,671      $11,888,753      $8,643,295
                                          ===========   ============      ===========      ==========


                                   -- P-61 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
-------------------------------------------------------------------------------

                                                    Seligman                      Seligman                       Seligman
                                                 Global Smaller               Global Technology               High-Yield Bond
                                               Companies Portfolio                Portfolio                      Portfolio
                                          --------------------------      --------------------------     --------------------------
                                            Year Ended December 31,        Year Ended December 31,        Year Ended December 31,
                                          --------------------------      --------------------------     --------------------------
                                             1999            1998            1999            1998           1999            1998
                                          -----------    -----------      -----------     ----------     -----------    -----------
OPERATIONS:
Net investment income (loss)............. $   (82,322)   $   (13,328)     $   (54,880)    $  (21,045)    $ 3,099,027    $ 2,731,048
Net realized gain on investments.........     961,203        380,866        2,982,910        327,368      (2,143,090)        10,307
Net realized gain (loss) from foreign
  currency transactions..................    (191,782)      (343,427)         (34,676)         1,871              --             --
Net change in unrealized appreciation/
  depreciation of investments............   3,647,161        442,586        7,971,407      1,121,131      (1,145,943)    (2,638,907)
Net change in unrealized appreciation/
  depreciation on translation of assets
  and liabilities denominated in foreign
  currencies and forward currency
  contracts..............................     (36,178)       782,308           10,176         73,954              --             --
                                          -----------    -----------      -----------     ----------     -----------    -----------
Increase (Decrease) in Net Assets
   From Operations.......................   4,298,082      1,249,005       10,874,937      1,503,279        (190,006)       102,448
                                          -----------    -----------      -----------     ----------     -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income....................          --             --               --           (857)     (3,116,594)    (2,720,490)
Realized gain on investments.............          --       (307,092)      (1,874,628)      (262,609)             --        (17,156)
                                          -----------    -----------      -----------     ----------     -----------    -----------
Decrease in Net Assets
   From Distributions....................          --       (307,092)      (1,874,628)      (263,466)     (3,116,594)    (2,737,646)
                                          -----------    -----------      -----------     ----------     -----------    -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares.........   2,425,180      3,255,307       22,424,095      4,355,443      15,071,625     17,539,019
Investment of dividends..................          --             --               --            857       3,116,594      2,720,490
Shares issued in payment of
  gain distributions.....................          --        307,092        1,874,628        262,609              --         17,156
                                          -----------    -----------      -----------     ----------     -----------    -----------
Total....................................   2,425,180      3,562,399       24,298,723      4,618,909      18,188,219     20,276,665
                                          -----------    -----------      -----------     ----------     -----------    -----------
Cost of shares repurchased...............  (7,968,678)    (4,194,840)     (17,341,656)    (3,414,979)    (20,242,419)    (8,656,439)
                                          -----------    -----------      -----------     ----------     -----------    -----------
Increase (Decrease) in Net Assets
   From Capital Share Transactions.......  (5,543,498)      (632,441)       6,957,067      1,203,930      (2,054,200)    11,620,226
                                          -----------    -----------      -----------     ----------     -----------    -----------
Increase (Decrease) in Net Assets........  (1,245,416)       309,472       15,957,376      2,443,743      (5,360,800)     8,985,028
Net Assets:
Beginning of period......................  20,814,062     20,504,590        6,129,971      3,686,228      32,252,808     23,267,780
                                          -----------    -----------      -----------     ----------     -----------    -----------
End of Period............................ $19,568,646    $20,814,062      $22,087,347     $6,129,971     $26,892,008    $32,252,808
                                          ===========    ===========      ===========     ==========     ===========    ===========

---------------
* Commencement of operations.

See Notes to Financial Statements.

                                   -- P-62 --

                                                                                   Seligman
                                                    Seligman                 International Growth
                                                Income Portfolio                   Portfolio
                                           -------------------------       ------------------------
                                             Year Ended December 31,        Year Ended December 31,
                                           -------------------------       ------------------------
                                               1999          1998             1999         1998
                                            -----------   -----------      -----------  -----------
OPERATIONS:
Net investment income (loss).............  $  420,100     $  565,319      $    31,302     $   51,629
Net realized gain on investments.........     779,879        124,492        1,862,678        236,433
Net realized gain (loss) from foreign
  currency transactions..................          --             --         (148,777)       (62,257)
Net change in unrealized appreciation/
  depreciation of investments............    (931,859)       381,475          789,435        749,881
Net change in unrealized appreciation/
  depreciation on translation of assets
  and liabilities denominated in foreign
  currencies and forward currency
  contracts..............................          --             --         (285,019)       412,820
                                          -----------    -----------      -----------     ----------
Increase (Decrease) in Net Assets
   From Operations.......................     268,120      1,071,286        2,249,619      1,388,506
                                          -----------    -----------      -----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income....................    (413,971)      (579,531)              --        (92,510)
Realized gain on investments.............    (691,269)      (200,703)      (1,396,893)      (102,080)
                                          -----------    -----------      -----------     ----------
Decrease in Net Assets
   From Distributions....................  (1,105,240)      (780,234)      (1,396,893)      (194,590)
                                          -----------    -----------      -----------     ----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares.........   1,887,360      2,781,692        1,464,332      1,772,992
Investment of dividends..................     413,971        579,531               --         92,510
Shares issued in payment of
  gain distributions.....................     691,269        200,703        1,396,893        102,080
                                          -----------    -----------      -----------     ----------
Total....................................   2,992,600      3,561,926        2,861,225      1,967,582
                                          -----------    -----------      -----------     ----------
Cost of shares repurchased...............  (8,143,191)    (3,106,033)      (3,358,291)    (2,451,134)
                                          -----------    -----------      -----------     ----------
Increase (Decrease) in Net Assets
   From Capital Share Transactions.......  (5,150,591)       455,893         (497,066)      (483,552)
                                          -----------    -----------      -----------     ----------
Increase (Decrease) in Net Assets........  (5,987,711)       746,945          355,660        710,364
Net Assets:
Beginning of period......................  14,582,225     13,835,280        9,892,829      9,182,465
                                          -----------    -----------      -----------     ----------
End of Period............................ $ 8,594,514    $14,582,225      $10,248,489     $9,892,829
                                          ===========    ===========      ===========     ==========

                                             Seligman
                                            Large-Cap              Seligman                       Seligman
                                              Growth               Large-Cap                      Small-Cap
                                            Portfolio           Value Portfolio                Value Portfolio
                                            ---------     ---------------------------     --------------------------
                                             5/1/99*          Year           5/1/98*         Year           5/1/98*
                                                to           Ended             to            Ended            to
                                            12/31/99       12/31/99         12/31/98       12/31/99        12/31/98
                                           ----------     ----------       ----------     ----------      ----------
OPERATIONS:
Net investment income (loss).............  $     (524)    $   64,106       $   12,694     $  (11,090)     $   (2,716)
Net realized gain on investments.........      (4,755)        54,497           67,875        969,509         271,788
Net realized gain (loss) from foreign
  currency transactions..................          --             --               --             --              --
Net change in unrealized appreciation/
  depreciation of investments............     619,708       (318,566)         108,540         68,618        (164,337)
Net change in unrealized appreciation/
  depreciation on translation of assets
  and liabilities denominated in foreign
  currencies and forward currency
  contracts..............................          --             --               --             --              --
                                           ----------     ----------       ----------     ----------      ----------
Increase (Decrease) in Net Assets
   From Operations.......................     614,429       (199,963)         189,109      1,027,037         104,735
                                           ----------     ----------       ----------     ----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income....................          --        (67,324)         (13,586)            --              --
Realized gain on investments.............          --             --         (101,893)      (785,429)       (270,486)
                                           ----------     ----------       ----------     ----------      ----------
Decrease in Net Assets
   From Distributions....................          --        (67,324)        (115,479)      (785,429)       (270,486)
                                           ----------     ----------       ----------     ----------      ----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares.........   2,683,558      4,766,032        4,577,607      3,118,001       3,140,726
Investment of dividends..................          --         67,324           13,586             --              --
Shares issued in payment of
  gain distributions.....................          --             --          101,893        785,429         270,486
                                           ----------     ----------       ----------     ----------      ----------
Total....................................   2,683,558      4,833,356        4,693,086      3,903,430       3,411,212
                                           ----------     ----------       ----------     ----------      ----------
Cost of shares repurchased...............    (172,873)    (2,654,012)      (1,068,342)    (2,210,601)       (923,979)
                                           ----------     ----------       ----------     ----------      ----------
Increase (Decrease) in Net Assets
   From Capital Share Transactions.......   2,510,685      2,179,344        3,624,744      1,692,829       2,487,233
                                           ----------     ----------       ----------     ----------      ----------
Increase (Decrease) in Net Assets........   3,125,114      1,912,057        3,698,374      1,934,437       2,321,482
Net Assets:
Beginning of period......................     543,260      3,845,823          147,449      2,468,931         147,449
                                           ----------     ----------       ----------     ----------      ----------
End of Period............................  $3,668,374     $5,757,880       $3,845,823     $4,403,368      $2,468,931
                                           ==========     ==========       ==========     ==========      ==========

                                   -- P-63 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Notes to Financial Statements
-------------------------------------------------------------------------------

1. Organization -- Seligman Portfolios, Inc. (the "Fund") is an open-end diversified management investment company consisting of 15 separate portfolios (the Portfolios): Seligman Bond Portfolio ("Bond Portfolio"), Seligman Capital Portfolio ("Capital Portfolio"), Seligman Cash Management Portfolio ("Cash Management Portfolio"), Seligman Common Stock Portfolio ("Common Stock Portfolio"), Seligman Communications and Information Portfolio ("Communications and Information Portfolio"), Seligman Frontier Portfolio ("Frontier Portfolio"), Seligman Global Growth Portfolio, formerly Seligman Henderson Global Growth Opportunities Portfolio ("Global Growth Portfolio"), Seligman Global Smaller Companies Portfolio, formerly Seligman Henderson Global Smaller Companies Portfolio ("Global Smaller Companies Portfolio"),Seligman Global Technology Portfolio, formerly Seligman Henderson Global Technology Portfolio ("Global Technology Portfolio"), Seligman High-Yield Bond Portfolio ("High-Yield Bond Portfolio"), Seligman Income Portfolio ("Income Portfolio"), Seligman International Growth Portfolio, formerly Seligman Henderson International Portfolio ("International Growth Portfolio"), Seligman Large-Cap Growth Portfolio ("Large-Cap Growth Portfolio"), Seligman Large-Cap Value Portfolio ("Large-Cap Value Portfolio"), and Seligman Small-Cap Value Portfolio ("Small-Cap Value Portfolio"), each designed to meet different investment goals. Shares of the Fund are provided as the investment medium for Canada Life of America Variable Annuity Account 2 ("CLVA-2"), which has been offered by Canada Life Insurance Company of America ("CLICA"), Canada Life of New York Variable Annuity Account 2 ("CLNYVA-2"), which has been offered by Canada Life Insurance Company of New York ("CLNY"), and Canada Life of America Annuity Account 3 ("CLVA-3"), which has been offered by CLICA. CLVA-2 and CLNYVA-2 are registered as unit investment trusts under the Investment Company Act of 1940, as amended (the "1940 Act") and fund variable annuity contracts (the "CLVA-2 Contracts") issued by CLICA and CLNY. CLVA-3 is not registered or regulated as a unit investment trust under the 1940 Act in reliance on the exemption provided in
Section 3(c)(11) of the 1940 Act, and funds variable annuity contracts (the "CLVA-3 Contracts") issued by CLICA. Effective January 1, 2000, CLICA and CLNY, as the case may be, stopped offering new CLVA-2, CLNYVA-2 and CLVA-3 Contracts. However, existing Contract holders will be able to continue to acquire shares of the Fund. Additionally, on and after January 1, 2000, shares of the Fund will continue to be provided as the investment medium for other variable annuity separate accounts established and offered by CLICA or its affiliates ("Canada Life Separate Accounts") and will be offered as the investment medium for variable annuity separate accounts established and offered by other insurance companies not affiliated with CLICA. Prior to June 30, 1999, shares of Bond, Capital, Cash Management, Common Stock, and Income Portfolios were provided as the investment medium for Seligman Mutual Benefit Plan (the "Mutual Benefit Plan"), a separate account of MBL Life Assurance Corporation ("MBL Life").

2. Significant Accounting Policies -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

   a. Security Valuation --Investments in US Government and Government Agency securities, bonds, convertible securities, and stocks are valued at the most current market values or, in their absence, at fair market values determined in accordance with procedures approved by the Board of Directors. Securities traded on an exchange are valued at the last sales price or, in its absence and in the case of over-the-counter securities, at the mean of closing bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost. Investments held by Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Cash Management Portfolio's liability for deferred directors' fees are valued at current market values. b. Foreign Securities -- The Portfolios may invest up to 10% of their total assets in foreign securities (except Global Growth Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, and International Growth Portfolio, (together, the "Seligman International Portfolios"), which may invest up to 100% of their total assets in foreign securities). Investments in foreign securities will usually be denominated in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in US dollar-denominated American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Global Depositary Shares ("GDSs"). ADRs and ADSs are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADRs and ADSs are traded on United States exchanges or over-the-counter and are not included in the 10% limitation. EDRs, GDRs, and GDSs are receipts similar to ADRs and ADSs and are typically issued by foreign banks or trust companies and traded in Europe. The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

     (i) market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

     (ii) purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

      The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and gains, if any, to be dis-

                                   -- P-64 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

   tributed to shareholders of the Portfolios. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates.

      The Portfolios separate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolios. Similarly, the Portfolios separate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

   c. Forward Currency Contracts -- The Seligman International Portfolios may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold during the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial statement purposes.

   d. Federal Taxes -- The Portfolios' policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders. Therefore, no provisions for Federal income or excise taxes are required.

   e. Security Transactions and Related Investment Income --Investment transactions are recorded on trade dates. Interest income is recorded on the accrual basis. The Portfolios amortize market discounts and premiums on purchases of portfolio securities. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend.

   f. Repurchase Agreements --The Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the "Manager"). Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodians and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. Procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements' underlying securities to ensure the existence of the proper level of collateral.

   g. Expense Allocations -- Expenses directly attributable to each Portfolio are charged to such Portfolio, and expenses that are applicable to more than one Portfolio are allocated among them.

   h. Distributions to Shareholders -- The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense or capital gain and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Portfolios.

3. Purchases and Sales of Securities --Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the year ended December 31, 1999, were as follows:

      Portfolio                             Purchases              Sales
      --------                            -----------           -----------
      Bond                                $  2,752,375          $  2,716,199
      Capital                               35,890,837            42,495,567
      Common Stock                          20,079,705            37,108,873
      Communications and Information       163,592,271           180,811,782
      Frontier                              15,604,502            29,879,044

                                   -- P-65 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Notes to Financial Statements (continued)
-------------------------------------------------------------------------------

      Portfolio                             Purchases              Sales
      --------                            -----------           -----------
      Global Growth                        $ 5,762,433           $ 6,474,971
      Global Smaller Companies               8,239,201            13,971,478
      Global Technology                     16,358,667            11,462,371
      High-Yield Bond                       16,072,853            17,136,244
      Income                                 8,348,690            11,333,739
      International Growth                   7,380,369             9,371,996
      Large-Cap Growth                       3,806,111             1,208,876
      Large-Cap Value                        3,606,874             1,457,875
      Small-Cap Value                        4,532,884             3,631,914

   For the year ended December 31, 1999, purchases and sales of US Government obligations were $983,201 and $2,335,283, respectively, for the Bond Portfolio, and $263,731 and $2,806,978, respectively, for the Income Portfolio.

   Identified cost of investments sold is used for both financial statement and federal income tax purposes.

   At December 31, 1999, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency transactions, were as follows:

                                           Unrealized            Unrealized
      Portfolio                           Appreciation          Depreciation
      --------                            ------------           -----------
      Bond                                 $       978            $  195,967
      Capital                                9,126,475               405,275
      Common Stock                          12,650,728             1,347,682
      Communications and Information        76,209,557             3,890,611
      Frontier                               7,813,118             2,413,985
      Global Growth                          4,887,428               350,978
      Global Smaller Companies               6,818,792             1,531,636
      Global Technology                      9,321,142               199,682
      High-Yield Bond                          578,944             3,527,842
      Income                                   797,772               514,503
      International Growth                   2,884,154               363,039
      Large-Cap Growth                         665,218                45,510
      Large-Cap Value                          583,020               793,046
      Small-Cap Value                          755,858               851,577

4. Management Fee, Administrative Services, and Other Transactions -- The Manager manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities. The Manager's fee, which is calculated daily and payable monthly, is equal to 0.40%, on an annual basis, of each of Bond, Capital, Cash Management, Common Stock, and Income Portfolios' daily net assets; equal to 0.75%, on an annual basis, of each of Communications and Information and Frontier Portfolios' daily net assets; equal to 1.00%, on an annual basis, of each of the Seligman International Portfolios' daily net assets; and equal to 0.50%, on an annual basis, of High-Yield Bond Portfolio's daily net assets. The Manager's fee for the Large-Cap Growth Portfolio is equal to 0.70% per annum of the first $1 billion of average daily net assets, 0.65% per annum of the next $1 billion, and 0.60% per annum in excess of $2 billion of average daily net assets of the Portfolio. The Manager's fee for the Large-Cap Value Portfolio is equal to 0.80% per annum of the first $500 million of average daily net assets, 0.70% per annum of the next $500 million of average daily net assets, and 0.60% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Manager's fee for the Small-Cap Value Portfolio is equal to 1.00% per annum of the first $500 million of average daily net assets, 0.90% per annum of the next $500 million of average daily net assets, and 0.80% per annum in excess of $1 billion of average daily net assets of the Portfolio.

   Effective July 1, 1998, Henderson Investment Management Limited (the "Subadviser") became adviser to the Seligman International Portfolios responsible for furnishing investment advice, research, and assistance with respect to their non-US investments. Under the subadvisory agreement, the Manager pays the Subadviser a subadvisory fee for each of the Seligman International Portfolios at a rate of 0.50% per annum of the average monthly assets under the Subadviser's supervision. The Subadviser is a wholly-owned subsidiary of Henderson plc, which is an indirect subsidiary of Amp Limited, an Australian life insurance and financial services company.

                                   -- P-66 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

   On January 21, 2000, pursuant to authorization from the Fund's Board of Directors, the Manager gave notice to the Subadviser of its termination, effective as of the close of business on March 31, 2000, of the subadvisory agreement between the Manager and the Subadviser in respect of Seligman Global Growth Portfolio, Seligman Global Technology Portfolio, and Seligman International Growth Portfolio (the "Global Portfolios"). During the notice period, the Subadviser will continue to provide the Global Portfolios with investment advice, research and assistance with respect to their non-US investments, subject to the Manager's overall supervision. Following the close of business on March 31, 2000, the Manager will assume full responsibility for the non-US investments of the Global Portfolios. The Subadviser will continue to act as subadviser with respect to Seligman Global Smaller Companies Portfolio.

   The Manager has agreed to reimburse expenses, other than the management fee, that exceed 0.20% per annum of the average daily net assets of each of Bond, Capital, Common Stock, Communications and Information, Frontier, High-Yield Bond and Income Portfolios. The Manager, at its discretion and until it determines otherwise, has elected to waive all of its fee for, and reimburse all of the expenses of, the Cash Management Portfolio. The Manager has agreed to reimburse expenses, other than the management fee, which exceed 0.40% per annum of the average daily net assets of each of the Seligman International Portfolios. The Manager, at its discretion, has also agreed to reimburse all expenses, other than the management fees, of the Large-Cap Growth, Large-Cap Value and Small-Cap Value Portfolios. The amounts of these reimbursements for the year ended December 31, 1999 are disclosed in the Statements of Operations.

   Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager or by the Subadviser.

   Seligman Advisors, Inc., agent for the distribution of the CLVA-2 Contracts and an affiliate of the Manager, received concessions of $155,856 from Canada Life Insurance Company of America and $9,591 from Canada Life Insurance Company of New York, after commissions paid to dealers for the sale of shares of the Fund.

   Certain officers and directors of the Fund are officers or directors of the Manager and the Distributor.

   The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings accrued thereon is included in directors' fees and expenses, and the accumulated balances thereof at December 31, 1999, are included in other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

5. Capital Loss Carryforward -- At December 31, 1999, the Bond Portfolio, Frontier Portfolio, High-Yield Bond Portfolio, and Large-Cap Growth Portfolio had net capital loss carryforwards for federal income tax purposes of $212,775, $428,834, $1,594,792, and $1,091, respectively, which are available for offset against future taxable net capital gains. These net capital loss carryforwards will expire in 2007. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

6. Outstanding Forward Exchange Currency Contracts -- At December 31, 1999, the Fund had outstanding forward exchange currency contracts to purchase or sell foreign currencies as follows:

                                                       Foreign      In Exchange   Settlement      US $        Unrealized
Contract                                              Currency        for US$        Date         Value      Depreciation
--------                                              ---------     ----------     ---------    ---------    ------------
GLOBAL GROWTH PORTFOLIO
Sales:
Japanese yen                                          24,000,000      230,349     2/14/2000      236,500       $(6,151)
                                                                                                               =======

GLOBAL SMALLER COMPANIES PORTFOLIO
Sales:
Japanese yen                                          38,000,000      364,718     2/14/2000      374,458       $(9,740)
                                                                                                               =======
GLOBAL TECHNOLOGY PORTFOLIO
Sales:
Japanese yen                                          25,000,000      243,712     1/19/2000      245,290       $(1,578)
                                                                                                               =======

INTERNATIONAL GROWTH PORTFOLIO
Sales:
Japanese yen                                          27,000,000      259,142     2/14/2000      266,062       $(6,920)
                                                                                                               =======

                                   -- P-67 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Notes to Financial Statements (continued)
-------------------------------------------------------------------------------

7. Capital Stock Transactions -- At December 31, 1999, there were 20,000,000 shares of Capital Stock authorized for each of Global Growth, Global Technology, Large-Cap Growth, Large-Cap Value, and Small-Cap Value Portfolios; 80,000,000 shares for each of Bond, Capital, Global Smaller Companies, International Growth, and Income Portfolios; and 100,000,000 shares for each of Cash Management, Common Stock, Communications and Information, Frontier, and High-Yield Bond Portfolios, all at a par value of $0.001 per share.

Transactions in shares of Capital Stock were as follows:

                                               Bond                          Capital                   Cash Management
                                             Portfolio                      Portfolio                     Portfolio
                                      ------------------------       ----------------------       --------------------------
                                       Year Ended December 31,       Year Ended December 31,        Year Ended December 31,
                                      ------------------------       ----------------------       --------------------------
                                         1999           1998            1999         1998             1999           1998
                                      ----------     ---------        --------     --------       -----------    -----------
Sale of shares......................     368,413       230,745         401,662      626,516        45,713,281     32,521,913
Shares issued in payment
   of dividends.....................      37,845        36,957             408        2,179           737,469        540,798
Shares issued in payment
   of gain distributions............          --         6,965         290,498       67,599                --             --
                                       ---------     ---------        --------     --------       -----------    -----------
Total...............................     406,258       274,667         692,568      696,294        46,450,750     33,062,711
                                       ---------     ---------        --------     --------       -----------    -----------
Shares redeemed.....................    (577,822)     (276,064)       (698,555)    (663,507)      (39,360,497)   (31,179,640)
                                       ---------     ---------        --------     --------       -----------    -----------
Increase (decrease) in shares.......    (171,564)       (1,397)         (5,987)      32,787         7,090,253      1,883,071
                                       =========     =========        ========     ========       ===========    ===========

                                                                         Communications
                                            Common Stock                 and Information                   Frontier
                                              Portfolio                     Portfolio                      Portfolio
                                     ------------------------        ----------------------         ------------------------
                                      Year Ended December 31,        Year Ended December 31,        Year Ended December 31,
                                     ------------------------        ----------------------         ------------------------
                                         1999          1998             1999         1998              1999           1998
                                      ----------     ---------        --------     --------         ---------       --------
Sale of shares......................     960,847       787,642       2,745,361   13,848,034         1,649,550     14,693,247
Shares issued in payment
   of dividends.....................      45,089        51,651              --           --                --             --
Shares issued in payment
   of gain distributions............     580,008       210,158       1,287,998      299,597                --             --
                                      ----------     ---------      ----------  -----------        ----------    -----------
Total...............................   1,585,944     1,049,451       4,033,359   14,147,631         1,649,550     14,693,247
                                      ----------     ---------      ----------  -----------        ----------    -----------
Shares redeemed.....................  (2,098,043)     (806,174)     (3,152,170) (13,711,324)       (2,748,676)   (14,899,641)
                                      ----------     ---------      ----------  -----------        ----------    -----------
Increase (decrease) in shares.......    (512,099)      243,277         881,189      436,307        (1,099,126)      (206,394)
                                      ==========     =========      ==========  ===========        ==========      ========

                                                                         Global Smaller                     Global
                                            Global Growth                   Companies                     Technology
                                              Portfolio                     Portfolio                      Portfolio
                                      ------------------------       ----------------------         ------------------------
                                      Year Ended December 31,        Year Ended December 31,        Year Ended December 31,
                                     ------------------------        ----------------------         ------------------------
                                         1999          1998             1999         1998             1999           1998
                                      ----------    ----------       ---------    ---------         ---------     ----------
Sale of shares......................     217,292       390,170         174,796      231,087         1,185,726        354,582
Shares issued in payment
   of dividends.....................          --            --              --           --                --             64
Shares issued in payment
   of gain distributions............      68,170         3,970              --       23,787            77,240         19,642
                                       ---------     ---------        --------     --------         ---------       --------
Total...............................     285,462       394,140         174,796      254,874         1,262,966        374,288
                                       ---------     ---------        --------     --------         ---------       --------
Shares redeemed.....................    (281,349)     (239,884)       (583,501)    (306,840)         (899,796)      (280,044)
                                       ---------     ---------        --------     --------         ---------       --------
Increase (decrease) in shares.......       4,113       154,256        (408,705)     (51,966)          363,170         94,244
                                       =========     =========        ========     ========         =========       ========


                                   -- P-68 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                          High-Yield Bond                    Income                   International Growth
                                             Portfolio                      Portfolio                       Portfolio
                                     -------------------------       -----------------------        ------------------------
                                      Year Ended December 31,        Year Ended December 31,         Year Ended December 31,
                                     -------------------------       -----------------------        ------------------------
                                         1999          1998             1999         1998              1999           1998
                                      ----------     ---------        --------     --------         ---------       --------
Sale of shares......................   1,398,390     1,464,357         175,401      248,332            89,554        118,684
Shares issued in payment
   of dividends.....................     325,663       251,200          42,285       53,119                --          6,127
Shares issued in payment
   of gain distributions............          --         1,584          70,610       18,396            89,832          6,760
                                       ---------     ---------        --------     --------         ---------       --------
Total...............................   1,724,053     1,717,141         288,296      319,847           179,386        131,571
                                       ---------     ---------        --------     --------         ---------       --------
Shares redeemed.....................  (1,887,102)     (711,853)       (745,147)    (276,496)         (206,695)      (166,031)
                                       ---------     ---------        --------     --------         ---------       --------
Increase (decrease) in shares.......    (163,049)    1,005,288        (456,851)      43,351           (27,309)       (34,460)
                                       =========     =========        ========     ========         =========       ========

                                              Large-Cap
                                               Growth                    Large-Cap Value                Small-Cap Value
                                              Portfolio                     Portfolio                      Portfolio
                                            ------------             ----------------------        ------------------------
                                               5/1/99*                  Year        5/1/98*           Year           5/1/98*
                                                 to                     Ended         to              Ended            to
                                              12/31/99                12/31/99     12/31/98         12/31/99        12/31/98
                                             -----------             ----------    --------         ---------       --------
Sale of shares......................           263,099                 486,900      485,276           351,392        400,968
Shares issued in payment
    of dividends ...................                --                   7,447        1,442                --             --
Shares issued in payment
    of gain distributions ..........                --                      --       10,817           104,031         39,088
                                             ---------                --------     --------         ---------       --------
Total...............................           263,099                 494,347      497,535           455,423        440,056
                                             ---------                --------     --------         ---------       --------
Shares redeemed.....................           (15,699)               (271,884)    (114,112)         (247,838)      (117,123)
                                             ---------                --------     --------         ---------       --------
Increase in shares..................           247,400                 222,463      383,423           207,585        322,933
                                             =========                ========     ========         =========       ========

-------------------
* Commencement of operations.

8. Committed Line of Credit --All of the Portfolios, except the Cash Management Portfolio, are participants in a joint $750 million committed line of credit that is shared by substantially all funds in the Seligman Group of Investment Companies. Each Portfolio's borrowings are limited to 10% (5% for the Seligman International Portfolios) of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Portfolio incurs a commitment fee of 0.08% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2000, but is renewable annually with the consent of the participating banks. For the year ended December 31, 1999, none of the Portfolios had borrowed from the credit facility.

9. Seligman Mutual Benefit Plan -- On December 31, 1998, MBLLife sold substantially all of its general account life insurance and annuity businesses to SunAmerica, Inc. The Order from the Superior Court of New Jersey (the "Order") approving the transaction provided for the termination of the Mutual Benefit Plan. The Order authorized MBL Life to take any and all actions necessary to facilitate the termination of the Mutual Benefit Plan. Contractholders were given the opportunity to exchange their contracts for contracts issued by other insurance companies until June 30, 1999. At June 30, 1999, there were no remaining contracts.

                                   -- P-69 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Financial Highlights
-------------------------------------------------------------------------------

   The tables below are intended to help you understand each Portfolio's financial performance for the past five years or from its inception, if less than five years. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in each Portfolio, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any administrative fees and asset based sales charges that are associated with variable annuity contracts, and are not annualized for periods of less than one year.

                                                                                 Bond Portfolio
                                                         ---------------------------------------------------------------
                                                                             Year Ended December 31,
                                                         ---------------------------------------------------------------
                                                          1999           1998          1997          1996          1995
                                                         ------         ------        ------        ------        ------
PER SHARE DATA:
Net Asset Value, Beginning of Year ..............        $10.38         $10.24        $ 9.89        $10.44        $ 9.27
                                                         ------         ------        ------        ------        ------
Income from Investment Operations:
Net investment income ...........................          0.64           0.59          0.54          0.56          0.61
Net realized and unrealized gain (loss)
  on investments ................................         (1.10)          0.25          0.35         (0.55)         1.17
                                                         ------         ------        ------        ------        ------
Total from Investment Operations ................         (0.46)          0.84          0.89          0.01          1.78
                                                         ------         ------        ------        ------        ------
Less Distributions:

Dividends from net investment income ............         (0.65)         (0.59)        (0.54)        (0.56)        (0.61)
Distributions from net realized capital gain ....            --          (0.11)           --            --            --
                                                         ------         ------        ------        ------        ------
Total Distributions .............................         (0.65)         (0.70)        (0.54)        (0.56)        (0.61)
                                                         ------         ------        ------        ------        ------
Net Asset Value, End of Year ....................         $9.27         $10.38        $10.24        $ 9.89        $10.44
                                                         ======         ======        ======        ======        ======

TOTAL RETURN:                                             (4.48)%         8.20%         8.98%         0.09%        19.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted) ..........        $4,947         $7,320        $7,232        $5,015        $4,497
Ratio of expenses to average net assets .........          0.60%          0.60%         0.60%         0.60%         0.60%
Ratio of net income to average net assets .......          5.56%          5.58%         6.22%         5.97%         6.22%
Portfolio turnover rate .........................         64.22%         73.31%       170.12%       199.74%       114.42%
Without management fee waiver:*
Ratio of expenses to average net assets .........          0.71%          0.82%         0.83%         0.79%         0.99%
Ratio of net income to average net assets .......          5.45%          5.36%         5.99%         5.78%         5.83%

------------------
* The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                                   -- P-70 --

                            Seligman Portfolios, Inc.

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

                                                                               Capital Portfolio
                                                         ---------------------------------------------------------------
                                                                             Year Ended December 31,
                                                         ---------------------------------------------------------------
PER SHARE DATA:                                           1999           1998          1997          1996          1995
                                                         ------         ------        ------        ------        ------
Net Asset Value, Beginning of Year ..............        $20.81         $18.10        $16.01        $14.91        $12.70
                                                         ------         ------        ------        ------        ------
Income from Investment Operations:
Net investment income ...........................          0.01           0.04          0.03          0.04          0.05
Net realized and unrealized gain (loss)
  on investments ................................         10.21           3.89          3.35          2.12          3.39
                                                         ------         ------        ------        ------        ------
Total from Investment Operations ................         10.22           3.93          3.38          2.16          3.44
                                                         ------         ------        ------        ------        ------
Less Distributions:
Dividends from net investment income ............         (0.01)         (0.04)        (0.03)        (0.04)        (0.05)
Distributions from net realized capital gain ....         (7.12)         (1.18)        (1.26)        (1.02)        (1.18)
                                                         ------         ------        ------        ------        ------
Total Distributions .............................         (7.13)         (1.22)        (1.29)        (1.06)        (1.23)
                                                         ------         ------        ------        ------        ------
Net Asset Value, End of Year ....................        $23.90         $20.81        $18.10        $16.01        $14.91
                                                         ======         ======        ======        ======        ======

TOTAL RETURN:                                             53.35%         22.19%        21.31%        14.51%        27.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted) ..........       $27,586        $24,141       $20,400       $14,313        $9,294
Ratio of expenses to average net assets .........          0.59%          0.60%         0.60%         0.59%         0.60%
Ratio of net income to average net assets .......          0.03%          0.19%         0.16%         0.29%         0.32%
Portfolio turnover rate .........................        172.88%        130.86%        93.97%        88.78%       122.20%
Without management fee waiver:*
Ratio of expenses to average net assets .........                                       0.62%                       0.71%
Ratio of net income to average net assets .......                                       0.14%                       0.21%


                                                                           Cash Management Portfolio
                                                         ---------------------------------------------------------------
                                                                             Year Ended December 31,
                                                         ---------------------------------------------------------------
PER SHARE DATA:                                           1999           1998          1997          1996          1995
                                                         ------         ------        ------        ------        ------
Net Asset Value, Beginning of Year ..............        $1.000         $1.000        $1.000        $1.000        $1.000
                                                         ------         ------        ------        ------        ------
Income from Investment Operations:
Net investment income ...........................         0.050          0.053         0.054         0.053         0.055
                                                         ------         ------        ------        ------        ------
Total from Investment Operations ................         0.050          0.053         0.054         0.053         0.055
                                                         ------         ------        ------        ------        ------
Less Distributions:
Dividends from net investment income ............        (0.050)        (0.053)       (0.054)       (0.053)       (0.055)
                                                         ------         ------        ------        ------        ------
Total Distributions .............................        (0.050)        (0.053)       (0.054)       (0.053)       (0.055)
                                                         ------         ------        ------        ------        ------
Net Asset Value, End of Year ....................        $1.000         $1.000        $1.000        $1.000        $1.000
                                                         ======         ======        ======        ======        ======
TOTAL RETURN:                                              5.07%          5.42%         5.52%         5.43%         5.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted) ..........       $17,611        $10,520        $8,635        $9,755        $7,800
Ratio of expenses to average net assets .........            --             --            --            --            --
Ratio of net income to average net assets .......          4.99%          5.30%         5.39%         5.30%         5.48%
Without management fee waiver and
   expense reimbursement:*
Ratio of expenses to average net assets .........          0.65%          0.67%         0.79%         0.63%         0.87%
Ratio of net income to average net assets .......          4.34%          4.63%         4.60%         4.67%         4.61%

-----------------
* The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                                   -- P-71 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Financial Highlights (continued)
-------------------------------------------------------------------------------

                                                                            Common Stock Portfolio
                                                         ---------------------------------------------------------------
                                                                             Year Ended December 31,
                                                         ---------------------------------------------------------------
PER SHARE DATA:                                           1999           1998          1997          1996          1995
                                                         ------         ------        ------        ------        ------
Net Asset Value, Beginning of Year ..............        $18.63         $16.28        $15.92        $15.44        $13.78
                                                         ------         ------        ------        ------        ------
Income from Investment Operations:
Net investment income ...........................          0.32           0.29          0.33          0.34          0.35
Net realized and unrealized gain (loss)
  on investments ................................          2.03           3.61          3.01          2.79          3.40
                                                         ------         ------        ------        ------        ------
Total from Investment Operations ................          2.35           3.90          3.34          3.13          3.75
                                                         ------         ------        ------        ------        ------
Less Distributions:
Dividends from net investment income ............         (0.32)         (0.31)        (0.32)        (0.34)        (0.35)
Distributions from net realized capital gain ....         (4.05)         (1.24)        (2.66)        (2.31)        (1.74)
                                                         ------         ------        ------        ------        ------
Total Distributions .............................         (4.37)         (1.55)        (2.98)        (2.65)        (2.09)
                                                         ------         ------        ------        ------        ------
Net Asset Value, End of Year ....................        $16.61         $18.63        $16.28        $15.92        $15.44
                                                         ======         ======        ======        ======        ======
TOTAL RETURN:                                             13.15%         24.16%        21.31%        20.08%        27.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted) ..........       $47,303        $62,588       $50,737       $37,168       $28,836
Ratio of expenses to average net assets .........          0.52%          0.52%         0.53%         0.53%         0.54%
Ratio of net income to average net assets .......          1.30%          1.61%         1.92%         1.99%         2.42%
Portfolio turnover rate .........................         38.11%         55.55%        80.13%        50.33%        55.48%


                                                                    Communications and Information Portfolio
                                                         ---------------------------------------------------------------
                                                                             Year Ended December 31,
                                                         ---------------------------------------------------------------
PER SHARE DATA:                                           1999           1998          1997          1996          1995
                                                         ------         ------        ------        ------        ------
Net Asset Value, Beginning of Year ..............        $17.14         $13.09        $14.69        $13.50        $10.44
                                                         ------         ------        ------        ------        ------
Income from Investment Operations:
Net investment income (loss) ....................         (0.00)         (0.08)        (0.08)        (0.04)        (0.13)
Net realized and unrealized gain
  on investments ................................         14.26           4.81          3.13          1.23          4.15
                                                         ------         ------        ------        ------        ------
Total from Investment Operations ................         14.26           4.73          3.05          1.19          4.02
                                                         ------         ------        ------        ------        ------
Less Distributions:
Distributions from net realized capital gain ....         (4.70)         (0.68)        (4.65)           --         (0.96)
                                                         ------         ------        ------        ------        ------
Total Distributions .............................         (4.70)         (0.68)        (4.65)           --         (0.96)
                                                         ------         ------        ------        ------        ------
Net Asset Value, End of Year ....................        $26.70         $17.14        $13.09        $14.69        $13.50
                                                         ======         ======        ======        ======        ======
TOTAL RETURN:                                             85.81%         36.49%        22.22%        8.81%         38.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted) ..........      $213,961       $122,279       $87,633       $60,645       $38,442
Ratio of expenses to average net assets .........          0.86%          0.87%         0.87%         0.87%         0.95%
Ratio of net income (loss) to average net assets         (0.51)%        (0.56)%       (0.49)%       (0.32)%       (0.89)%
Portfolio turnover rate .........................        118.16%        132.57%       277.14%       167.20%        96.62%

----------------
See Notes to Financial Statements.


                                   -- P-72 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                                                                          Global Growth
                                                          Frontier Portfolio                                Portfolio
                                            ----------------------------------------------     ----------------------------------
                                                        Year Ended December 31,                Year Ended December 31,    5/1/96*
                                            ----------------------------------------------    -------------------------      to
PER SHARE DATA:                              1999      1998      1997      1996      1995      1999      1998     1997    12/31/96
                                            ------    ------    ------    ------    ------    ------    ------   ------   --------
Net Asset Value, Beginning of Period .      $15.55    $15.78    $14.98    $13.56    $10.58    $13.33    $11.03    $9.91    $10.00
                                            ------    ------    ------    ------    ------    ------    ------   ------    ------
Income from Investment Operations:
Net investment income (loss) .........       (0.10)    (0.08)    (0.08)    (0.06)    (0.07)    (0.06)    (0.01)    0.01      0.01
Net realized and unrealized gain (loss)
   on investments ....................        2.68     (0.15)     2.47      3.28      3.58      7.31      2.25     1.79      0.02
Net realized and unrealized gain (loss)
   on foreign currency transactions ..          --        --        --        --        --     (0.44)     0.14    (0.56)    (0.11)
                                            ------    ------    ------    ------    ------    ------    ------   ------    ------
Total from Investment Operations .....        2.58     (0.23)     2.39      3.22      3.51      6.81      2.38     1.24     (0.08)
                                            ------    ------    ------    ------    ------    ------    ------   ------    ------
Less Distributions:
Dividends from net investment income .          --        --        --        --        --        --        --       --     (0.01)
Distributions from net realized
   capital gain ......................          --        --     (1.59)    (1.80)    (0.53)    (1.92)    (0.08)   (0.12)       --
                                            ------    ------    ------    ------    ------    ------    ------   ------    ------
Total Distributions: .................          --        --     (1.59)    (1.80)    (0.53)    (1.92)    (0.08)   (0.12)    (0.01)
                                            ------    ------    ------    ------    ------    ------    ------   ------    ------
Net Asset Value, End of Period .......      $18.13    $15.55    $15.78    $14.98    $13.56    $18.22    $13.33   $11.03    $ 9.91
                                            ======    ======    ======    ======    ======    ======    ======   ======    ======
TOTAL RETURN:                                16.59%    (1.46)%   16.33%    23.93%    33.28%    52.49%    21.60%   12.57%    (0.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000s omitted) ....................     $25,706   $39,148   $42,973   $31,672   $12,476   $11,889    $8,643   $5,449    $1,590
Ratio of expenses to
   average net assets.................        0.95%     0.92%     0.89%     0.92%     0.95%     1.40%     1.40%    1.40%     1.40%+
Ratio of net income (loss) to
    average net assets................      (0.68)%   (0.51)%   (0.49)%   (0.37)%   (0.55)%   (0.38)%   (0.06)%    0.01%     0.37%+
Portfolio turnover rate...............       57.93%    86.52%   101.68%   119.74%   106.48%    69.18%    48.99%   77.85%    12.99%
Without management fee waiver
   and expense reimbursement:++
Ratio of expenses to average
    net assets........................        0.96%                                   1.37%     1.45%     1.60%    2.11%     6.04%+
Ratios of net income (loss) to
    average net assets................      (0.69)%                                 (0.97)%   (0.43)%   (0.26)%  (0.70)%   (4.27)%+

------------------
 * Commencement of operations.
 + Annualized.
++ The Manager, and Seligman Henderson, the former subadviser to the Seligman
   International Portfolios, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.

See Notes to Financial Statements.

                                   -- P-73 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Financial Highlights (continued)
-------------------------------------------------------------------------------

                                                  Global Smaller Companies Portfolio              Global Technology Portfolio
                                            ----------------------------------------------    -----------------------------------
                                                        Year Ended December 31,                Year Ended December 31,    5/1/96*
                                            ----------------------------------------------    -------------------------      to
PER SHARE DATA:                              1999      1998      1997      1996      1995      1999      1998     1997    12/31/96
                                            ------    ------    ------    ------    ------    ------    ------   ------   --------
Net Asset Value, Beginning of Period..      $13.62    $12.98    $12.87    $11.67    $10.31    $13.85    $10.59   $10.32    $10.00
                                            ------    ------    ------    ------    ------    ------    ------   ------    ------
Income from Investment Operations:
Net investment income (loss) .........       (0.06)    (0.01)     0.02      0.02      0.05     (0.09)    (0.05)    0.01        --
Net realized and unrealized gain
   on investments ....................        4.10      1.02      1.17      2.31      2.04     16.25      3.81     2.15      0.30
Net realized and unrealized gain (loss)
   on foreign currency transactions ..       (0.18)    (0.17)    (0.75)    (0.16)    (0.30)    (0.04)     0.11    (0.19)     0.10
                                            ------    ------    ------    ------    ------    ------    ------   ------    ------
Total from Investment Operations .....        3.86      0.84      0.44      2.17      1.79     16.12      3.87     1.97      0.40
                                            ------    ------    ------    ------    ------    ------    ------   ------    ------
Less Distributions:
Dividends from net investment income..          --        --     (0.02)    (0.02)    (0.05)       --        --    (0.01)       --
Distributions from net realized
   capital gain ......................          --     (0.20)    (0.31)    (0.95)    (0.38)    (2.55)    (0.61)   (1.69)    (0.08)
                                            ------    ------    ------    ------    ------    ------    ------   ------    ------
Total Distributions ..................          --     (0.20)    (0.33)    (0.97)    (0.43)    (2.55)    (0.61)   (1.70)    (0.08)
                                            ------    ------    ------    ------    ------    ------    ------   ------    ------
Net Asset Value, End of Period .......      $17.48    $13.62    $12.98    $12.87    $11.67    $27.42    $13.85   $10.59    $10.32
                                            ======    ======    ======    ======    ======    ======    ======   ======    ======
TOTAL RETURN:                                28.34%     6.58%     3.43%    18.66%    17.38%   118.80%   36.80%    19.53%     4.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000s omitted).....................     $19,569   $20,814   $20,505   $16,876    $4,837   $22,087    $6,130   $3,686    $1,364
Ratio of expenses to
   average net assets.................        1.40%     1.40%     1.40%     1.40%     1.39%     1.40%     1.40%    1.40%     1.40%+
Ratio of net income (loss) to
   average net assets.................      (0.46)%   (0.06)%     0.24%     0.23%     0.64%   (0.51)%   (0.43)%    0.12%     0.60%+
Portfolio turnover rate...............       46.75%    66.40%    64.81%    62.31%    55.65%   116.88%    82.27%  167.36%    45.04%
Without management fee waiver
  and expense reimbursement:++
Ratio of expenses to
  average net assets..................        1.60%     1.50%     1.56%     1.90%     3.84%     1.41%     1.80%    2.10%     4.71%+
Ratio of net income (loss) to
  average net assets..................      (0.66)%   (0.16)%     0.08%   (0.27)%   (1.81)%   (0.52)%   (0.83)%  (0.58)%   (2.71)%+

-------------------
 * Commencement of operations.
 + Annualized.
++ The Manager, and Seligman Henderson, the former subadviser to the Seligman
   International Portfolios, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.

See Notes to Financial Statements.

                                   -- P-74 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                         High-Yield Bond Portfolio                                Income Portfolio
                              -----------------------------------------------      ----------------------------------------------
                                     Year Ended December 31,           5/1/95*                 Year Ended December 31,
                              ------------------------------------       to        ----------------------------------------------
PER SHARE DATA:                1999       1998      1997     1996     12/31/95      1999      1998      1997      1996      1995
                              ------    ------    ------    ------    --------     ------    ------    ------    ------    ------
Net Asset Value,
   Beginning of Period .....  $10.87    $11.87    $11.19    $10.50     $10.00      $11.01    $10.80    $10.52    $10.56    $ 9.97
                              ------    ------    ------    ------     ------      ------    ------    ------    ------    ------
Income from Investment
  Operations:
Net investment income ......    1.19      1.11      0.91      0.77       0.22        0.53      0.45      0.56      0.58      0.60
Net realized and
  unrealized gain (loss)
  on investments ...........   (1.27)    (0.99)     0.78      0.77       0.52       (0.23)     0.38      0.91      0.13      1.19
                              ------    ------    ------    ------     ------      ------    ------    ------    ------    ------
Total from Investment
  Operations ...............   (0.08)     0.12      1.69      1.54       0.74        0.30      0.83      1.47      0.71      1.79
                              ------    ------    ------    ------     ------      ------    ------    ------    ------    ------
Less Distributions:
Dividends from net
   investment income .......   (1.20)    (1.11)    (0.90)    (0.77)     (0.22)      (0.52)    (0.46)    (0.55)    (0.58)    (0.60)
Distributions from net
   realized capital gain ...      --     (0.01)    (0.11)    (0.08)     (0.02)      (0.88)    (0.16)    (0.64)    (0.17)    (0.60)
                              ------    ------    ------    ------     ------      ------    ------    ------    ------    ------
Total Distributions ........   (1.20)    (1.12)    (1.01)    (0.85)     (0.24)      (1.40)    (0.62)    (1.19)    (0.75)    (1.20)
                              ------    ------    ------    ------     ------      ------    ------    ------    ------    ------
Net Asset Value,
     End of Year ...........  $ 9.59    $10.87    $11.87    $11.19     $10.50      $ 9.91    $11.01    $10.80    $10.52    $10.56
                              ======    ======    ======    ======     ======      ======    ======    ======    ======    ======
TOTAL RETURN:                  (0.75)%    1.02%    15.09%    14.62%      7.37%       2.87%     7.76%    14.02%     6.66%    17.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000s omitted) ..........  $26,892  $32,253   $23,268   $11,176     $3,009      $8,595   $14,582   $13,835   $13,717   $12,619
Ratio of expenses to
   average net assets ......    0.70%     0.70%     0.70%     0.70%      0.70%+      0.60%     0.60%     0.60%     0.59%     0.60%
Ratio of net income
  to average net assets ....   10.33%     9.60%     9.61%     9.77%      7.46%+      3.62%     3.94%     4.71%     5.37%     5.55%
Portfolio turnover rate ....   57.05%    43.13%    74.54%   117.01%     67.55%      75.08%    70.45%    96.99%    19.59%    51.22%
Without management
  fee waiver and expense
  reimbursement:++
Ratio of expenses to
  average net assets .......    0.77%     0.74%     0.79%     0.88%      4.38%+      0.72%     0.61%     0.63%               0.62%
Ratios of net income
  to average net assets ....   10.26%     9.56%     9.52%     9.59%      3.78%+      3.50%     3.93%     4.68%               5.53%

----------------
 * Commencement of operations.
 + Annualized.
++ The Manager, and Seligman Henderson, the former subadviser to the Seligman
   International Portfolios, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.

See Notes to Financial Statements.

                                   -- P-75 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Financial Highlights  (continued)
-------------------------------------------------------------------------------

                                                                                 Large-Cap
                                                                                  Growth        Large-Cap           Small-Cap
                                      International Growth Portfolio             Portfolio   Value Portfolio     Value Portfolio
                              -----------------------------------------------    ---------  ------------------  ------------------
                                          Year Ended December 31,                  5/1/99*    Year    5/1/98*     Year    5/1/98*
                              -----------------------------------------------        to      Ended       to      Ended       to
PER SHARE DATA:                1999      1998      1997      1996       1995      12/31/99  12/31/99  12/31/98  12/31/99  12/31/98
                              ------    ------    ------    ------     ------     --------  --------  --------  --------  --------
Net Asset Value,
  Beginning of Period......   $15.37    $13.54    $12.96    $12.39     $11.34      $10.00    $ 9.66    $10.00    $ 7.31    $10.00
                              ------    ------    ------    ------     ------      ------    ------    ------    ------    ------
Income from Investment
  Operations:
Net investment income
  (loss)...................    (0.05)     0.08      0.03      0.07       0.15          --      0.10      0.04     (0.03)    (0.02)
Net realized and unrealized
  gain (loss) on investments    4.69      1.90      2.11      1.13       0.90        2.16     (0.37)    (0.07)     2.49     (1.73)
Net realized and
  unrealized gain (loss)
    on foreign currency
  transactions.............    (0.73)     0.16     (1.06)    (0.32)      0.24          --        --        --        --        --
                              ------    ------    ------    ------     ------      ------    ------    ------    ------    ------
Total from Investment
  Operations...............     3.91      2.14      1.08      0.88       1.29        2.16     (0.27)    (0.03)     2.46     (1.75)
                              ------    ------    ------    ------     ------      ------    ------    ------    ------    ------
Less Distributions:
Dividends from net
  investment income........       --     (0.15)    (0.03)    (0.07)     (0.15)         --     (0.11)    (0.04)       --        --
Distributions from net
realized capital gain .....    (2.65)    (0.16)    (0.47)    (0.24)     (0.09)         --        --     (0.27)    (1.69)    (0.94)
                              ------    ------    ------    ------     ------      ------    ------    ------    ------    ------
Total Distributions........    (2.65)    (0.31)    (0.50)    (0.31)     (0.24)         --     (0.11)    (0.31)    (1.69)    (0.94)
                              ------    ------    ------    ------     ------      ------    ------    ------    ------    ------
Net Asset Value,
  End of Period............   $16.63    $15.37    $13.54    $12.96     $12.39      $12.16    $ 9.28    $ 9.66    $ 8.08    $ 7.31
                              ======    ======    ======    ======     ======      ======    ======    ======    ======    ======
TOTAL RETURN:                  26.64%    15.81%     8.35%     7.08%     11.34%      21.60%    (2.76)%   (0.26)%   35.26%   (17.00)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........  $10,248    $9,893    $9,182    $7,242     $4,183      $3,668    $5,758    $3,845    $4,403    $2,469
Ratio of expenses to
  average net assets ......     1.39%     1.40%     1.40%     1.40%      1.35%       0.70%+    0.80%     0.80%+    1.00%     1.00%+
Ratio of net income (loss)
  to average net assets ...     0.33%     0.52%     0.43%     0.70%      1.01%     (0.03)%+    1.18%     1.11%+  (0.27)%   (0.34)%+
Portfolio turnover rate ...    79.17%    75.81%    89.43%    48.53%     41.40%      56.69%    28.01%    65.82%    90.51%    73.87%
Without management fee
  waiver and expense
  reimbursement:++
Ratio of expenses to
  average net assets ......     1.66%     1.78%     2.07%     2.30%      3.40%       1.52%+    1.13%     2.24%+    1.41%     3.08%+
Ratio of net income (loss)
 to average net assets ....     0.06%     0.14%   (0.24)%   (0.20)%    (1.04)%     (0.85)%+    0.85%   (0.33)%+  (0.68)%   (2.43)%+

------------------
 * Commencement of operations.
 + Annualized.
++ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                                   -- P-76 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Report of the Independent Auditors
-------------------------------------------------------------------------------

The Directors and Shareholders,
Seligman Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Portfolios, Inc. (comprising, respectively, the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman Global Growth Portfolio, Seligman Global Smaller Companies Portfolio, Seligman Global Technology Portfolio, Seligman High-Yield Bond Portfolio, Seligman Income Portfolio, Seligman International Growth Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio, collectively referred to as the "Fund") as of December 31, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Seligman Portfolios, Inc. at December 31, 1999, the results of their operations, the changes in their net assets, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                    Ernst & Young LLP

New York, New York
February 7, 2000


                                   -- P-77 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------
Board of Directors
-------------------------------------------------------------------------------

John R. Galvin 2, 4
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, Raytheon Company

Alice S. Ilchman 3, 4
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

Frank A. McPherson 2, 4
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center
Director, Conoco Inc.

John E. Merow 2, 4
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm
Director, Commonwealth Industries, Inc.
Director, New York Presbyterian Hospital

Betsy S. Michel 2, 4
Trustee, The Geraldine R. Dodge Foundation

William C. Morris 1
Chairman
Chairman of the Board,
   J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3, 4
Retired Partner, Pitney, Hardin, Kipp & Szuch, Law Firm

James Q. Riordan 3, 4
Director, KeySpan Energy Corporation
Trustee, Committee for Economic Development
Director, Public Broadcasting Service

Richard R. Schmaltz 1
Managing Director, Director of Investments,
   J. & W. Seligman & Co. Incorporated
Trustee Emeritus, Colby College

Robert L. Shafer 3, 4
Retired Vice President, Pfizer Inc.

James N. Whitson 2, 4
Director and Consultant,
   Sammons Enterprises, Inc.
Director, C-SPAN
Director, CommScope, Inc.

Brian T. Zino 1
President
President, J. & W. Seligman & Co. Incorporated
Chairman, Seligman Data Corp.
Director, ICI Mutual Insurance Company
Member of the Board of Governors,
   Investment Company Institute

Director Emeritus
Fred E. Brown
Director and Consultant,
   J. & W. Seligman & Co. Incorporated

-----------------
Member:
1 Executive Committee
2 Audit Committee
3 Director Nominating Committee
4 Board Operations Committee

-------------------------------------------------------------------------------
Executive Officers
-------------------------------------------------------------------------------

William C. Morris
Chairman

Brian T. Zino
President

Brian Ashford-Russell
Vice President

Daniel J. Charleston
Vice President

Iain C. Clark
Vice President

Nitin Mehta
Vice President

Arsen Mrakovcic
Vice President

Marion S. Schultheis
Vice President

Charles C. Smith, Jr.
Vice President

Lawrence P. Vogel
Vice President

Paul H. Wick
Vice President

Gary S. Zeltzer
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary

-------------------------------------------------------------------------------
Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, New York 10017

Subadviser
Henderson Investment
   Management Limited
3 Finsbury Avenue
London EC2M 2PA

General Distributor
Seligman Advisors, Inc.
100 Park Avenue
New York, New York 10017

Custodians
State Street Bank & Trust Co.
The Chase Manhattan Bank

General Counsel
Sullivan & Cromwell

Independent Auditors
Ernst & Young LLP